Document and Entity Information Document and Entity Information (USD $) In Billions, except Share data, unless otherwise specified	11 Months Ended
	Feb. 02, 2013	Mar. 21, 2013	Aug. 04, 2012
Entity [Abstract]
Entity Registrant Name	BEST BUY CO INC
Entity Central Index Key	0000764478
Document Type	8-K
Document Period End Date	Feb 2, 2013
Amendment Flag	false
Current Fiscal Year End Date	--02-02
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float			$ 4.1
Entity Common Stock, Shares Outstanding		338,770,740
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY

CONSOLIDATED BALANCE SHEETS (USD $) In Millions, unless otherwise specified	Feb. 02, 2013	Mar. 03, 2012	Feb. 26, 2011	Feb. 27, 2010
CURRENT LIABILITIES
Contingencies and Commitments (Note 15)
Scenario, Previously Reported [Member]
CURRENT ASSETS
Cash and cash equivalents	1,826	1,199	1,103	1,826
Receivables	2,704	2,288
Merchandise inventories	6,571	5,731
Other current assets	946	1,079
Total current assets	12,047	10,297
Property and Equipment
Land and buildings	756	775
Leasehold improvements	2,386	2,367
Fixtures and equipment	5,120	4,981
Property under capital lease	113	129
Property, Plant and Equipment, Gross	8,375	8,252
Less accumulated depreciation	5,105	4,781
Net property and equipment	3,270	3,471	3,823
GOODWILL	528	1,335	2,454	2,452
TRADENAMES, NET	131	130
CUSTOMER RELATIONSHIPS, NET	203	229
EQUITY AND OTHER INVESTMENTS	86	140
OTHER ASSETS	522	403
TOTAL ASSETS	16,787	16,005	17,849
CURRENT LIABILITIES
Accounts payable	6,951	5,364
Unredeemed gift card liabilities	428	456
Accrued compensation and related expenses	520	539
Accrued liabilities	1,639	1,685
Accrued income taxes	129	288
Short-term debt	596	480
Current portion of long-term debt	547	43
Total current liabilities	10,810	8,855
LONG-TERM LIABILITIES	1,109	1,099
LONG-TERM DEBT	1,153	1,685
Best Buy Co., Inc. Shareholders’ Equity
Preferred stock, $1.00 par value: Authorized - 400,000 shares; Issued and outstanding - none	0	0
Common stock, $0.10 par value: Authorized — 1.0 billion shares; Issued and outstanding — 338,276,000 and 341,400,000 shares, respectively	34	34
Additional paid-in capital	54	0
Retained earnings	2,861	3,621
Accumulated other comprehensive income	112	90
Total Best Buy Co., Inc. shareholders' equity	3,061	3,745
Noncontrolling interests	654	621
Total equity	3,715	4,366	7,292	6,964
TOTAL LIABILITIES AND EQUITY	$ 16,787	$ 16,005

CONSOLIDATED BALANCE SHEETS (PARENTHETICAL) (Scenario, Previously Reported [Member], USD $)	Feb. 02, 2013	Mar. 03, 2012
Scenario, Previously Reported [Member]
Preferred stock, par value (in dollars per share)	$ 1	$ 1
Preferred stock, Authorized shares	400,000	400,000
Preferred stock, Issued shares	0	0
Preferred stock, outstanding shares	0	0
Common stock, par value (in dollars per share)	$ 0.1	$ 0.1
Common stock, Authorized shares	1,000,000,000	1,000,000,000
Common stock, Issued shares	338,276,000	341,400,000
Common stock, outstanding shares	338,276,000	341,400,000

CONSOLIDATED STATEMENTS OF EARNINGS (USD $) In Millions, except Per Share data, unless otherwise specified	11 Months Ended		12 Months Ended
	Feb. 02, 2013	Jan. 28, 2012	Mar. 03, 2012	Feb. 26, 2011
Revenue	$ 39,948	$ 41,319	$ 45,476	$ 44,432
Cost of goods sold	30,601	31,388	34,466	33,491
Restructuring charges - cost of goods sold	1	19	19	9
Gross profit	9,346	9,912	10,991	10,932
Selling, general and administrative expenses	8,226	7,990	8,762	8,514
Restructuring charges	414	24	29	138
Goodwill impairments	822	0	0	0
Operating income (loss)	(116)	1,898	2,200	2,280
Other income (expense)
Gain on sale of investments	0	55	55	0
Investment income and other	20	23	22	28
Interest expense	(100)	(101)	(111)	(61)
Earnings (loss) from continuing operations before income tax expense and equity in income of affiliates	(196)	1,875	2,166	2,247
Income tax expense	270	658	742	784
Equity in income of affiliates	0	0	0	2
Net earnings (loss) from continuing operations	(466)	1,217	1,424	1,465
Gain (loss) from discontinued operations (Note 4), net of tax of $38, $119, $122 and $70	46	(1,394)	(1,402)	(99)
Net earnings (loss) including noncontrolling interests	(420)	(177)	22	1,366
Net earnings from continuing operations attributable to noncontrolling interests	(2)	(3)	(3)	(2)
Net earnings from discontinued operations attributable to noncontrolling interests	(19)	(1,245)	(1,250)	(87)
Net earnings (loss) attributable to Best Buy Co., Inc. shareholders	$ (441)	$ (1,425)	$ (1,231)	$ 1,277
Basic earnings (loss) per share attributable to Best Buy Co., Inc. shareholders
Continuing operations (in dollars per share)	$ (1.38)	$ 3.26	$ 3.88	$ 3.6
Discontinued operations (in dollars per share)	$ 0.08	$ (7.09)	$ (7.24)	$ (0.46)
Basic earnings (loss) (in dollars per share)	$ (1.3)	$ (3.83)	$ (3.36)	$ 3.14
Diluted earnings (loss) per share attributable to Best Buy Co., Inc. shareholders
Continuing operations (in dollars per share)	$ (1.38)	$ 3.19	$ 3.81	$ 3.53
Discontinued operations (in dollars per share)	$ 0.08	$ (6.91)	$ (7.08)	$ (0.45)
Diluted earnings (loss) (in dollars per share)	$ (1.3)	$ (3.72)	$ (3.27)	$ 3.08
Weighted-average common shares outstanding (in millions)
Basic (in shares)	338.6	372.5	366.3	406.1
Diluted (in shares)	338.6	382	374.5	416.5

CONSOLIDATED STATEMENTS OF EARNINGS (PARENTHETICAL) (USD $) In Millions, unless otherwise specified	11 Months Ended		12 Months Ended
	Feb. 02, 2013	Jan. 28, 2012	Mar. 03, 2012	Feb. 26, 2011
Tax effect of discontinued operation	$ (38)	$ (119)	$ (122)	$ (70)

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Millions, unless otherwise specified	11 Months Ended		12 Months Ended
	Feb. 02, 2013	Jan. 28, 2012	Mar. 03, 2012	Feb. 26, 2011
OPERATING ACTIVITIES
Net earnings (loss) including noncontrolling interests	$ (420)	$ (177)	$ 22	$ 1,366
Adjustments to reconcile net earnings (loss) including noncontrolling interests to total cash provided by operating activities
Amortization of definite-lived intangible assets	5		1	0
Goodwill impairments	822	0	0	0
Deferred income taxes	2		94	(118)
Scenario, Previously Reported [Member]
OPERATING ACTIVITIES
Net earnings (loss) including noncontrolling interests	(420)	(177)	22	1,366
Adjustments to reconcile net earnings (loss) including noncontrolling interests to total cash provided by operating activities
Depreciation	794	811	897	896
Amortization of definite-lived intangible assets	38	42	48	82
Restructuring charges	449	280	287	222
Goodwill impairments	822	1,207	1,207	0
Stock-based compensation	107	110	120	121
Realized gain on sale of investment	0	(55)	(55)	0
Deferred income taxes	(19)	110	28	(134)
Excess tax benefits from stock-based compensation	0	0	0	(11)
Other, net	41	20	26	11
Changes in operating assets and liabilities, net of acquired assets and liabilities:
Receivables	(551)	(342)	41	(371)
Merchandise inventories	(912)	(1,067)	120	(400)
Other assets	(65)	29	(24)	40
Accounts payable	1,735	2,095	574	(443)
Other liabilities	(339)	82	(23)	(156)
Income taxes	(226)	(48)	25	(33)
Total cash provided by operating activities	1,454	3,097	3,293	1,190
INVESTING ACTIVITIES
Additions to property and equipment, net of $29, $13, $18 and $81 non-cash capital expenditures	(705)	(709)	(766)	(744)
Purchases of investments	(13)	(111)	(112)	(267)
Sales of investments	69	290	290	415
Acquisition of businesses, net of cash acquired	(31)	(174)	(174)	0
Proceeds from sale of business, net of cash transferred	25	1	0	21
Change in restricted assets	101	58	40	(2)
Settlement of net investment hedges	0	0	0	12
Other, net	16	(2)	(2)	(4)
Total cash used in investing activities	(538)	(647)	(724)	(569)
FINANCING ACTIVITIES
Repurchase of common stock	(122)	(1,368)	(1,500)	(1,193)
Issuance of common stock under employee stock purchase plan and for the exercise of stock options	25	66	67	179
Dividends paid	(224)	(228)	(228)	(237)
Repayments of debt	(1,614)	(3,192)	(3,412)	(3,120)
Proceeds from issuance of debt	1,741	3,911	3,921	3,021
Payment to noncontrolling interest (Note 3)	0	(1,303)	(1,303)	0
Acquisition of noncontrolling interests	0	0	0	(21)
Excess tax benefits from stock-based compensation	0	0	0	11
Other, net	(17)	(27)	(23)	3
Total cash used in financing activities	(211)	(2,141)	(2,478)	(1,357)
EFFECT OF EXCHANGE RATE CHANGES ON CASH	(4)	(6)	5	13
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	701	303	96	(723)
Adjustment for Fiscal Year-End Change (Note 2)	(74)	(5)	0	0
Increase (Decrease) in Cash and Cash Equivalents After Adjustment	627	298	96	(723)
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	1,199	1,103	1,103	1,826
CASH AND CASH EQUIVALENTS AT END OF YEAR	1,826	1,401	1,199	1,103
Supplemental Disclosure of Cash Flow Information
Income taxes paid	478	476	568	882
Interest paid	$ 106	$ 86	$ 89	$ 68

CONSOLIDATED STATEMENTS OF CASH FLOWS (PARENTHETICAL) (USD $) In Millions, unless otherwise specified	11 Months Ended		12 Months Ended
	Feb. 02, 2013	Jan. 28, 2012	Mar. 03, 2012	Feb. 26, 2011
Statement of Cash Flows [Abstract]
Non-cash capital expenditures	$ 29	$ 13	$ 18	$ 81

CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $) In Millions, except Share data, unless otherwise specified	Total	Total Best Buy Co., Inc. Shareholder's Equity	Common Stock	Additional Paid-In Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Noncontrolling Interest [Member]
Beginning balances at Feb. 27, 2010 (Scenario, Previously Reported [Member])	$ 6,964	$ 6,320	$ 42	$ 441	$ 5,797	$ 40	$ 644
Beginning balances (in shares) at Feb. 27, 2010 (Scenario, Previously Reported [Member])			419,000,000
Increase (Decrease) in Shareholders' Equity
Net earnings (loss)	1,366
Net earnings (loss) at Feb. 28, 2010 (Scenario, Previously Reported [Member])	1,366	1,277	0	0	1,277	0	89
Other Comprehensive Income (Loss), Net of Tax [Abstract]
Foreign currency translation adjustments at Feb. 28, 2010 (Scenario, Previously Reported [Member])	34	76	0	0	0	76	(42)
Unrealized gain (loss) on available-for-sale securities at Feb. 28, 2010 (Scenario, Previously Reported [Member])	58	58	0	0	0	58	0
Cash flow hedging instruments - unrealized gains (losses) at Feb. 28, 2010 (Scenario, Previously Reported [Member])	(2)	(1)	0	0	0	(1)	(1)
Payment to noncontrolling interest at Feb. 28, 2010 (Scenario, Previously Reported [Member])	0
Stock options exercised at Feb. 28, 2010 (Scenario, Previously Reported [Member])	134	134	0	134	0	0	0
Stock options exercised (in shares) at Feb. 28, 2010 (Scenario, Previously Reported [Member])			4,000,000
Vesting of restricted stock at Feb. 28, 2010 (Scenario, Previously Reported [Member])	0	0	0	0	0	0	0
Vesting of restricted stock (in shares) at Feb. 28, 2010 (Scenario, Previously Reported [Member])			1,000,000
Tax benefits (loss) from stock options, restricted stock and employee stock purchase plan at Feb. 28, 2010 (Scenario, Previously Reported [Member])	3	3	0	3	0	0	0
Issuance of common stock under employee stock purchase plan at Feb. 28, 2010 (Scenario, Previously Reported [Member])	45	45	0	45	0	0	0
Issuance of common stock under employee stock purchase plan (in shares) at Feb. 28, 2010 (Scenario, Previously Reported [Member])			1,000,000
Stock-based compensation at Feb. 28, 2010 (Scenario, Previously Reported [Member])	121	121	0	121	0	0	0
Common stock dividends, $0.66 per share during the period ended February 2, 2013, $0.62 per share during the period ended March 3, 2012, $0.58 per share during the period ended February 26, 2011, respectively at Feb. 28, 2010 (Scenario, Previously Reported [Member])	(238)	(238)	0	0	(238)	0	0
Repurchase of common stock at Feb. 28, 2010 (Scenario, Previously Reported [Member])	(1,193)	(1,193)	(3)	(726)	(464)	0	0
Repurchase of common stock (in shares) at Feb. 28, 2010 (Scenario, Previously Reported [Member])			(32,000,000)
Ending balances at Feb. 26, 2011 (Scenario, Previously Reported [Member])	7,292	6,602	39	18	6,372	173	690
Ending balances (in shares) at Feb. 26, 2011 (Scenario, Previously Reported [Member])			393,000,000
Increase (Decrease) in Shareholders' Equity
Net earnings (loss)	22
Net earnings (loss) at Feb. 27, 2011 (Scenario, Previously Reported [Member])	22	(1,231)	0	0	(1,231)	0	1,253
Other Comprehensive Income (Loss), Net of Tax [Abstract]
Foreign currency translation adjustments at Feb. 27, 2011 (Scenario, Previously Reported [Member])	(21)	(9)	0	0	0	(9)	(12)
Unrealized gain (loss) on available-for-sale securities at Feb. 27, 2011 (Scenario, Previously Reported [Member])	(26)	(26)	0	0	0	(26)	0
Reclassification adjustment for gain on availbable-for-sale securities included in net earnings at Feb. 27, 2011 (Scenario, Previously Reported [Member])	(48)	(48)	0	0	0	(48)	0
Payment to noncontrolling interest at Feb. 27, 2011 (Scenario, Previously Reported [Member])	(1,303)	0	0	0	0	0	(1,303)
Dividend distribution at Feb. 27, 2011 (Scenario, Previously Reported [Member])	(7)	0	0	0	0	0	(7)
Stock options exercised at Feb. 27, 2011 (Scenario, Previously Reported [Member])	27	27	0	27	0	0	0
Stock options exercised (in shares) at Feb. 27, 2011 (Scenario, Previously Reported [Member])			1,000,000
Tax benefits (loss) from stock options, restricted stock and employee stock purchase plan at Feb. 27, 2011 (Scenario, Previously Reported [Member])	(2)	(2)	0	(2)	0	0	0
Issuance of common stock under employee stock purchase plan at Feb. 27, 2011 (Scenario, Previously Reported [Member])	40	40	0	40	0	0	0
Issuance of common stock under employee stock purchase plan (in shares) at Feb. 27, 2011 (Scenario, Previously Reported [Member])			2,000,000
Stock-based compensation at Feb. 27, 2011 (Scenario, Previously Reported [Member])	120	120	0	120	0	0	0
Common stock dividends, $0.66 per share during the period ended February 2, 2013, $0.62 per share during the period ended March 3, 2012, $0.58 per share during the period ended February 26, 2011, respectively at Feb. 27, 2011 (Scenario, Previously Reported [Member])	(228)	(228)	0	0	(228)	0	0
Repurchase of common stock at Feb. 27, 2011 (Scenario, Previously Reported [Member])	(1,500)	(1,500)	(5)	(203)	(1,292)	0	0
Repurchase of common stock (in shares) at Feb. 27, 2011 (Scenario, Previously Reported [Member])			(55,000,000)
Ending balances at Mar. 03, 2012 (Scenario, Previously Reported [Member])	4,366	3,745	34	0	3,621	90	621
Ending balances (in shares) at Mar. 03, 2012 (Scenario, Previously Reported [Member])			341,000,000
Increase (Decrease) in Shareholders' Equity
Net earnings (loss)	(420)
Net earnings (loss) at Mar. 04, 2012 (Scenario, Previously Reported [Member])	(420)	(441)	0	0	(441)	0	21
Fiscal Year Change, Adjustment, Equity at Mar. 04, 2012 (Scenario, Previously Reported [Member])	6	(3)	0	0	(14)	11	9
Other Comprehensive Income (Loss), Net of Tax [Abstract]
Foreign currency translation adjustments at Mar. 04, 2012 (Scenario, Previously Reported [Member])	15	9	0	0	0	9	6
Unrealized gain (loss) on available-for-sale securities at Mar. 04, 2012 (Scenario, Previously Reported [Member])	2	2	0	0	0	2	0
Payment to noncontrolling interest at Mar. 04, 2012 (Scenario, Previously Reported [Member])	0
Dividend distribution at Mar. 04, 2012 (Scenario, Previously Reported [Member])	(3)	0	0	0	0	0	(3)
Stock options exercised at Mar. 04, 2012 (Scenario, Previously Reported [Member])	1	1	0	1	0	0	0
Stock options exercised (in shares) at Mar. 04, 2012 (Scenario, Previously Reported [Member])	82,000		2,000,000
Tax benefits (loss) from stock options, restricted stock and employee stock purchase plan at Mar. 04, 2012 (Scenario, Previously Reported [Member])	(44)	(44)	0	(44)	0	0	0
Issuance of common stock under employee stock purchase plan at Mar. 04, 2012 (Scenario, Previously Reported [Member])	24	24	0	24	0	0	0
Issuance of common stock under employee stock purchase plan (in shares) at Mar. 04, 2012 (Scenario, Previously Reported [Member])			1,000,000
Stock-based compensation at Mar. 04, 2012 (Scenario, Previously Reported [Member])	112	112	0	112	0	0	0
Common stock dividends, $0.66 per share during the period ended February 2, 2013, $0.62 per share during the period ended March 3, 2012, $0.58 per share during the period ended February 26, 2011, respectively at Mar. 04, 2012 (Scenario, Previously Reported [Member])	(222)	(222)	0	0	(222)	0	0
Repurchase of common stock at Mar. 04, 2012 (Scenario, Previously Reported [Member])	(122)	(122)	0	(39)	(83)	0	0
Repurchase of common stock (in shares) at Mar. 04, 2012 (Scenario, Previously Reported [Member])			(6,000,000)
Ending balances at Feb. 02, 2013 (Scenario, Previously Reported [Member])	$ 3,715	$ 3,061	$ 34	$ 54	$ 2,861	$ 112	$ 654
Ending balances (in shares) at Feb. 02, 2013 (Scenario, Previously Reported [Member])			338,000,000

CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (PARENTHETICAL) (USD $)	11 Months Ended	12 Months Ended
	Feb. 02, 2013	Mar. 03, 2012	Feb. 26, 2011
Statement of Stockholders' Equity [Abstract]
Dividends declared per common share (in dollars per share)	$ 0.66	$ 0.62	$ 0.58

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME Statement (USD $) In Millions, unless otherwise specified	11 Months Ended	12 Months Ended
	Feb. 02, 2013	Mar. 03, 2012	Feb. 26, 2011
Net earnings (loss) including noncontrolling interests	$ (420)	$ 22	$ 1,366
Scenario, Previously Reported [Member]
Net earnings (loss) including noncontrolling interests	(420)	22	1,366
Foreign currency translation adjustments	15	(21)	34
Unrealized gain (loss) on available-for-sale securities	2	(26)	58
Unrealized loss on cash flow hedging instruments	0	0	(2)
Reclassification adjustment for gain on available-for-sale investments	0	(48)	0
Comprehensive income (loss) including noncontrolling interests	(403)	(73)	1,456
Comprehensive loss attributable to noncontrolling interests	(27)	(1,241)	(46)
Comprehensive income (loss) attributable to Best Buy Co., Inc. shareholders	$ (430)	$ (1,314)	$ 1,410

Summary of Significant Accounting Policies	11 Months Ended
Feb. 02, 2013
Summary of Significant Accounting Policies [Abstract]
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies

Unless the context otherwise requires, the use of the terms "Best Buy", "we," "us" and "our" in these Notes to Consolidated Financial Statements refers to Best Buy Co., Inc. and, as applicable, its consolidated subsidiaries.

Sale of Best Buy Europe

During the first quarter of fiscal 2014, we entered into a definitive agreement with Carphone Warehouse Group plc ("CPW") to sell our 50% ownership interest in Best Buy Europe to CPW. The transaction is subject to the approval of CPW shareholders and certain European regulators. We expect the transaction to be completed in the second quarter of fiscal 2014. As a result, the assets and liabilities of Best Buy Europe were determined to be held for sale as of the end of our first quarter of fiscal 2014 and were reported as such in our Quarterly Report on Form 10-Q. We also adopted discontinued operations presentation for Best Buy Europe and included its results of operations in discontinued operations in the first quarter of fiscal 2014. See Note 4, Discontinued Operations, for further information. The Financial Statements and Notes to Financial Statements have been retrospectively adjusted accordingly.

Description of Business

We are a multi-national e-commerce and physical retailer of consumer electronics, including mobile phones, tablets and computers, large and small appliances, televisions, digital imaging and entertainment products and related accessories. We have two operating segments: Domestic and International. The Domestic segment is comprised of store, call center and online operations in all states, districts and territories of the U.S., operating under the brand names Best Buy, Best Buy Mobile, Geek Squad, Magnolia Audio Video and Pacific Sales. The International segment is comprised of: (i) all Canada store, call center and online operations, operating under the brand names Best Buy, Best Buy Mobile, Cell Shop, Connect Pro, Future Shop and Geek Squad, (ii) all Europe store, call center and online operations, operating under the brand names The Carphone Warehouse, The Phone House and Geek Squad, (iii) all China store and call center operations, operating under the brand names Five Star and Best Buy Mobile and (iv) all Mexico store operations operating under the brand names Best Buy, Best Buy Express and Geek Squad.

In addition to our retail store operations, we also operate websites including BestBuy.com, BestBuy.ca, BestBuyMobile.com, CarphoneWarehouse.com, FutureShop.ca and PhoneHouse.com.

Fiscal Year

On November 2, 2011, our Board of Directors approved a change in our fiscal year-end from the Saturday nearest the end of February to the Saturday nearest the end of January, effective beginning with our fiscal year 2013. As a result of this change, our fiscal year 2013 is an 11-month transition period beginning March 4, 2012 through February 2, 2013. Concurrent with the change, we began consolidating the results of our Europe, China and Mexico operations on a one-month lag, compared to a two-month lag in prior years, to continue aligning the fiscal reporting periods of our international operations with statutory filing requirements. In these consolidated statements, including the notes thereto, financial results for fiscal 2013 are for an 11-month period. Corresponding results for fiscal 2012 and fiscal 2011 are both for 12-month periods. In addition, our Consolidated Statements of Earnings and Consolidated Statements of Cash Flows also include an unaudited 11-month fiscal 2012 (recast). Fiscal 2013 (11-month) included 48 weeks, fiscal 2012 included 53 weeks, and fiscal 2011 included 52 weeks.

Basis of Presentation

The consolidated financial statements include the accounts of Best Buy Co., Inc. and its consolidated subsidiaries. Investments in unconsolidated entities over which we exercise significant influence but do not have control are accounted for using the equity method. All intercompany balances and transactions are eliminated upon consolidation.

In order to align our fiscal reporting periods and comply with statutory filing requirements, we consolidate the financial results of our Europe, China and Mexico operations on a lag. Due to our fiscal year-end change, this was a one-month lag in fiscal 2013 (11-month) and a two-month lag in fiscal 2012 and 2011. Our policy is to accelerate recording the effect of events occurring in the lag period that significantly affect our consolidated financial statements. In fiscal 2012, we recorded $82 million of restructuring charges recorded in January 2012 related to our large-format Best Buy branded store closures in the United Kingdom ("U.K") as well as a $1.2 billion goodwill impairment charge attributable to our Best Buy Europe reporting unit. Except for these restructuring activities and the goodwill impairment in fiscal 2012, no significant intervening event occurred in these operations that would have materially affected our financial condition, results of operations, liquidity or other factors had it been recorded during fiscal 2013 (11-month). For further information about our restructuring and the nature of the charges we recorded, refer to Note 7, Restructuring Charges. For further information about the goodwill impairment, refer to Goodwill and Intangible Assets below, as well as Note 3, Profit Share Buy-Out.

In preparing the accompanying consolidated financial statements, we evaluated the period from February 3, 2013 through the date the financial statements were issued for material subsequent events requiring recognition or disclosure. No such events were identified for this period.

Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with accounting principles generally accepted in the U.S. ("GAAP") requires us to make estimates and assumptions. These estimates and assumptions affect the reported amounts in the Consolidated Balance Sheets and Consolidated Statements of Earnings and Comprehensive Income, as well as the disclosure of contingent liabilities. Future results could be materially affected if actual results were to differ from these estimates and assumptions.

Cash and Cash Equivalents

Cash primarily consists of cash on hand and bank deposits. Cash equivalents consist of money market funds, U.S. Treasury bills, commercial paper and time deposits such as certificates of deposit with an original maturity of three months or less when purchased. The amounts of cash equivalents at February 2, 2013, and March 3, 2012, were $740 million and $343 million, respectively, and the weighted-average interest rates were 0.3% and 0.1%, respectively.

Outstanding checks in excess of funds on deposit (book overdrafts) totaled $97 million and $80 million at February 2, 2013, and March 3, 2012, respectively, and are reflected within Accounts payable in our Consolidated Balance Sheets.

Receivables

Receivables consist principally of amounts due from mobile phone network operators for commissions earned; banks for customer credit card, certain debit card and electronic benefits transfer (EBT) transactions; and vendors for various vendor funding programs.

We establish allowances for uncollectible receivables based on historical collection trends and write-off history. Our allowances for uncollectible receivables were $92 million and $72 million at February 2, 2013, and March 3, 2012, respectively.

Merchandise Inventories

Merchandise inventories are recorded at the lower of cost using either the average cost or first-in first-out method, or market. In-bound freight-related costs from our vendors are included as part of the net cost of merchandise inventories. Also included in the cost of inventory are certain vendor allowances that are not a reimbursement of specific, incremental and identifiable costs to promote a vendor's products. Other costs associated with acquiring, storing and transporting merchandise inventories to our retail stores are expensed as incurred and included in cost of goods sold.

Our inventory valuation reflects adjustments for anticipated physical inventory losses (e.g., theft) that have occurred since the last physical inventory. Physical inventory counts are taken on a regular basis to ensure that the inventory reported in our consolidated financial statements is properly stated.

Our inventory valuation also reflects markdowns for the excess of the cost over the amount we expect to realize from the ultimate sale or other disposal of the inventory. Markdowns establish a new cost basis for our inventory. Subsequent changes in facts or circumstances do not result in the reversal of previously recorded markdowns or an increase in the newly established cost basis.

Restricted Assets

Restricted cash and investments in debt securities totaled $366 million and $461 million, at February 2, 2013, and March 3, 2012, respectively, and are included in Other current assets or Equity and Other Investments in our Consolidated Balance Sheets. Such balances are pledged as collateral or restricted to use for vendor payables, general liability insurance, workers' compensation insurance and insurance business regulatory reserve requirements.

Property and Equipment

Property and equipment are recorded at cost. We compute depreciation using the straight-line method over the estimated useful lives of the assets. Leasehold improvements are depreciated over the shorter of their estimated useful lives or the period from the date the assets are placed in service to the end of the lease term, which includes optional renewal periods if they are reasonably assured. Accelerated depreciation methods are generally used for income tax purposes.

When property is retired or otherwise disposed of, the cost and accumulated depreciation are removed from our Consolidated Balance Sheets and any resulting gain or loss is reflected in our Consolidated Statements of Earnings.

Repairs and maintenance costs are charged directly to expense as incurred. Major renewals or replacements that substantially extend the useful life of an asset are capitalized and depreciated.

Costs associated with the acquisition or development of software for internal use are capitalized and amortized over the expected useful life of the software, from three to seven years. A subsequent addition, modification or upgrade to internal-use software is capitalized to the extent that it enhances the software's functionality or extends its useful life. Capitalized software is included in Fixtures and equipment. Software maintenance and training costs are expensed in the period incurred.

Property under capital lease is comprised of buildings and equipment used in our operations. The related depreciation for capital lease assets is included in depreciation expense. The carrying value of property under capital lease was $70 million and $69 million at February 2, 2013, and March 3, 2012, respectively, net of accumulated depreciation of $43 million and $60 million, respectively.

Estimated useful lives by major asset category are as follows:

Asset	Life (in years)
Buildings	25-50
Leasehold improvements	3-25
Fixtures and equipment	3-20
Property under capital lease	2-20

Impairment of Long-Lived Assets and Costs Associated With Exit Activities

Long-lived assets are evaluated for impairment whenever events or changes in circumstances indicate the carrying value of an asset may not be recoverable. Factors considered important that could result in an impairment review include, but are not limited to, significant underperformance relative to historical or planned operating results, significant changes in the manner of use or expected life of the assets, or significant changes in our business strategies. An impairment loss is recognized when the estimated undiscounted cash flows expected to result from the use of the asset plus net proceeds expected from disposition of the asset (if any) are less than the carrying value of the asset. When an impairment loss is recognized, the carrying amount of the asset is reduced to its estimated fair value based on quoted market prices or other valuation techniques (e.g., discounted cash flow analysis).

When reviewing long-lived assets for impairment, we group long-lived assets with other assets and liabilities at the lowest level for which identifiable cash flows are largely independent of the cash flows of other assets and liabilities. For example, long-lived assets deployed at store locations are reviewed for impairment at the individual store level, which involves comparing the carrying value of all land, buildings, leasehold improvements, fixtures and equipment located at each store to the net cash flow projections for each store. In addition, we conduct separate impairment reviews at other levels as appropriate, for example to evaluate potential impairment of assets shared by several areas of operations, such as information technology systems.

The present value of costs associated with location closings, primarily future lease costs (net of expected sublease income), are charged to earnings when we have ceased using the specific location. We accelerate depreciation on property and equipment we expect to retire when a decision is made to abandon a location.

At February 2, 2013, and March 3, 2012, the obligation associated with location closings included in Accrued liabilities in our Consolidated Balance Sheets was $83 million and $91 million, respectively, and the obligation associated with location closings included in Long-term liabilities in our Consolidated Balance Sheets was $149 million and $48 million, respectively. The obligation associated with location closings at February 2, 2013, included amounts associated with our fiscal 2013, 2012, and 2011 restructuring activities and the obligation associated with location closings at March 3, 2012, included amounts associated with our fiscal 2012 and 2011 restructuring activities.

Leases

We conduct the majority of our retail and distribution operations from leased locations. The leases require payment of real estate taxes, insurance and common area maintenance, in addition to rent. The terms of our lease agreements generally range from 10 to 20 years. Most of the leases contain renewal options and escalation clauses, and certain store leases require contingent rents based on factors such as specified percentages of revenue or the consumer price index.

For leases that contain predetermined fixed escalations of the minimum rent, we recognize the related rent expense on a straight-line basis from the date we take possession of the property to the end of the initial lease term. We record any difference between the straight-line rent amounts and amounts payable under the leases as part of deferred rent, in Accrued liabilities or Long-term liabilities, as appropriate.

Cash or lease incentives received upon entering into certain store leases ("tenant allowances") are recognized on a straight-line basis as a reduction to rent from the date we take possession of the property through the end of the initial lease term. We record the unamortized portion of tenant allowances as a part of deferred rent, in Accrued liabilities or Long-term liabilities, as appropriate.

At February 2, 2013, and March 3, 2012, deferred rent included in Accrued liabilities in our Consolidated Balance Sheets was $50 million and $42 million, respectively, and deferred rent included in Long-term liabilities in our Consolidated Balance Sheets was $289 million and $317 million, respectively.

We also lease certain equipment under noncancelable operating and capital leases. In addition, we have financing leases for which the gross cost of constructing the asset is included in property and equipment, and amounts reimbursed from the landlord are recorded as financing obligations. Assets acquired under capital and financing leases are depreciated over the shorter of the useful life of the asset or the lease term, including renewal periods, if reasonably assured.

Goodwill and Intangible Assets

Goodwill

Goodwill is the excess of the purchase price over the fair value of identifiable net assets acquired in business combinations. We test goodwill for impairment annually, as of the first day of the fiscal fourth quarter, or when indications of potential impairment exist. We monitor the existence of potential impairment indicators throughout the fiscal year. We test for goodwill impairment at the reporting unit level. Our reporting units are the components of operating segments which constitute businesses for which discrete financial information is available and is regularly reviewed by segment management. No components were aggregated in arriving at our reporting units. Our reporting units with goodwill balances at the beginning of fiscal 2013 (11-month) were Best Buy Domestic, Best Buy Canada, and Five Star.

As a result of the change in our fiscal year-end, we brought forward our annual goodwill impairment testing date by one fiscal month in order to continue our existing practice of assessing goodwill for impairment as of the first day of the fiscal fourth quarter. We believe this change is preferable because it aligns our annual goodwill impairment testing with our financial planning process, which was also adjusted in fiscal 2013 (11-month) to align with our new fiscal calendar. This will allow us to utilize management's updated forecasts in the discounted cash flow ("DCF") analysis used in the estimate of fair value of our reporting units. We have prospectively applied the change in the annual goodwill impairment testing date from November 4, 2012, as it is impracticable to determine objectively the estimates and assumptions necessary to perform the annual goodwill impairment test without the use of hindsight as of each annual impairment testing date for periods prior to November 4, 2012. The change in the annual goodwill impairment testing date did not affect the amount of goodwill impairment charge recorded in fiscal 2013 (11-month) and did not accelerate or delay the timing of recognition of the goodwill impairment charge.

We review goodwill for impairment by first assessing qualitative factors to determine whether it is more likely than not that the fair value of the reporting unit is less than its carrying amount, including goodwill, as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. If it is determined that it is not more likely than not that the fair value of the reporting unit is less than its carrying amount, we conclude that goodwill is not impaired. If it is determined that it is more likely than not that the fair value of the reporting unit is less than its carrying amount, we conduct detailed impairment testing. The first step of the detailed testing involves estimating the fair value of the reporting unit and comparing this to its carrying amount, including goodwill. If the carrying amount of the reporting unit exceeds its fair value, the second step of the two-step goodwill impairment test is required to measure the goodwill impairment loss. The second step includes hypothetically valuing all tangible and intangible assets and liabilities of the reporting unit as if the reporting unit had been acquired in a business combination. Then, the implied fair value of the reporting unit’s goodwill is compared to the carrying amount of that goodwill. If the carrying amount of the reporting unit’s goodwill exceeds the implied fair value of the goodwill, we recognize an impairment loss in an amount equal to the excess, not to exceed the carrying amount.

Initial goodwill impairment assessments as of November 4, 2012, based on forecasts in place at that time, indicated that fair value exceeded carrying value for each reporting unit. However, operating performance in our Best Buy Canada and Five Star reporting units fell significantly below expectations in the later part of the fiscal fourth quarter. Therefore, we updated our forecasts for Best Buy Canada and Five Star and tested for goodwill impairment as of the end of fiscal 2013 (11-month). The updated forecasts, which were used as the basis for our DCF valuations for goodwill testing purposes, reflected significantly lower cash flows than previously forecast. Our analysis for step one of detailed impairment testing indicated that carrying values exceeded fair values for both Best Buy Canada and Five Star. Step two entailed allocating the fair values determined from step one to the fair value of all recognized and appropriate unrecognized assets and liabilities to determine the implied fair value of goodwill. In both cases, this analysis led to the conclusion that goodwill had no value, and therefore we recorded full impairment of the goodwill associated with Best Buy Canada ($611 million) and Five Star ($208 million). The combined goodwill impairment expense of $819 million is included in our International segment.

For the Best Buy Domestic reporting unit, we determined that the fair value of the reporting unit exceeded its carrying value by a substantial margin and there were no events during the fourth quarter of fiscal 2013 (11-month) that would be more likely than not to reduce the fair value of the Domestic reporting unit below its carrying amount.

Refer to Note 3, Profit Share Buy-Out, for further information on the $1.2 billion goodwill impairment attributable to the Best Buy Europe reporting unit recorded in the fourth quarter of fiscal 2012. No goodwill impairments were recorded in fiscal 2011.

Tradenames and Customer Relationships

We have an indefinite-lived tradename related to Pacific Sales included within our Domestic segment. We also have indefinite-lived tradenames related to Future Shop, Five Star, The Carphone Warehouse and The Phone House included within our International segment.

We have definite-lived intangible assets related to customer relationships acquired as part of our acquisition of mindSHIFT within our Domestic segment, and Best Buy Europe within our International segment.

Our valuation of identifiable intangible assets acquired is based on information and assumptions available to us at the time of acquisition, using income and market approaches to determine fair value. We amortize definite-lived intangible assets over their estimated useful lives. We do not amortize our indefinite-lived tradenames, but test for impairment annually, or when indications of potential impairment exist.

We utilize the relief from royalty method to determine the fair value of each of our indefinite-lived tradenames. If the carrying value exceeds the fair value, we recognize an impairment loss in an amount equal to the excess. No impairments were identified during fiscal 2013 (11-month).

The changes in the carrying amount of goodwill and indefinite-lived tradenames by segment were as follows in fiscal 2013 (11-month), 2012 and 2011 ($ in millions):

	Goodwill			Indefinite-Lived Tradenames
	Domestic	International	Total	Domestic	International	Total
Balances at February 27, 2010	$434	$2,018	$2,452	$32	$80	$112
Acquisitions	—	5	5	—	—	—
Impairments(1)	—	—	—	(10)	—	(10)
Sale of business(2)	(12)	—	(12)	(1)	—	(1)
Changes in foreign currency exchange rates	—	9	9	—	4	4
Balances at February 26, 2011	422	2,032	2,454	21	84	105
Acquisitions(3)	94	—	94	1	—	1
Impairments	—	(1,207)	(1,207)	—	—	—
Sale of business	—	(7)	(7)	(3)	(2)	(5)
Changes in foreign currency exchange rates	—	1	1	—	1	1
Other(4)	—	—	—	—	28	28
Balances at March 3, 2012	516	819	1,335	19	111	130
Acquisitions(5)	15	—	15	—	—	—
Impairments	(3)	(819)	(822)	—	—	—
Changes in foreign currency exchange rates	—	—	—	—	1	1
Balances at February 2, 2013	$528	$—	$528	$19	$112	$131

(1)
As part of our fiscal 2011 restructuring activities, we recorded an impairment charge related to certain indefinite-lived tradenames in our Domestic segment. See Note 7, Restructuring Charges, for further information.

(2)	As a result of the sale of our Speakeasy business in the second quarter of fiscal 2011, we eliminated the carrying value of the related goodwill and indefinite-lived tradenames as of the date of sale.

(3)	Represents goodwill acquired, primarily as a result of the mindSHIFT acquisition in fiscal 2012.

(4)
Represents the transfer of certain definite-lived tradenames (at their net book value) to indefinite-lived tradenames following our decision to no longer phase out certain tradenames. We believe these tradenames will continue to contribute to our future cash flows indefinitely.

(5)	Represents goodwill acquired, primarily as a result of an acquisition made by mindSHIFT in fiscal 2013 (11-month).

The following table provides the gross carrying amount of goodwill and cumulative goodwill impairment losses ($ in millions):

	February 2, 2013		March 3, 2012
	Gross Carrying Amount	Cumulative Impairment	Gross Carrying Amount	Cumulative Impairment
Goodwill	$2,608	$(2,080)	$2,596	$(1,261)

Our tradenames and customer relationships were as follows ($ in millions):

	February 2, 2013		March 3, 2012
	Tradenames	Customer Relationships	Tradenames	Customer Relationships
Indefinite-lived	$131	$—	$130	$—
Definite-lived	—	203	—	229
Total	$131	$203	$130	$229

The following table provides the gross carrying amount and related accumulated amortization of definite-lived intangible assets ($ in millions):

	February 2, 2013		March 3, 2012
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Customer relationships	$475	$(272)	$453	$(224)

Total amortization expense was $5 million, $1 million, and $0 million in fiscal 2013 (11-month), 2012, and 2011, respectively. At February 2, 2013, future continuing operations amortization expense for identifiable intangible assets for the next five fiscal years was expected to be ($ in millions):

Fiscal Year
2014	$6
2015	6
2016	6
2017	6
2018	6
Thereafter	47

Lease Rights

Lease rights represent costs incurred to acquire the lease of a specific commercial property. Lease rights are recorded at cost and are amortized to rent expense over the remaining lease term, including renewal periods, if reasonably assured. Amortization periods range up to 15 years, beginning with the date we take possession of the property.

The following table provides the gross carrying amount and related accumulated amortization of lease rights ($ in millions):

	February 2, 2013		March 3, 2012
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Lease rights	$132	$(73)	$130	$(73)

Lease rights amortization expense was $5 million, $5 million, and $6 million in fiscal 2013 (11-month), 2012 and 2011, respectively. We expect current lease rights amortization expense to be approximately $3 million for each of the next five fiscal years.

Investments

Debt Securities

Our long-term investments in debt securities are comprised of auction-rate securities ("ARS"). Based on our ability to market and sell these instruments, we classify ARS as available-for-sale and carry them at fair value. ARS were intended to behave like short-term debt instruments because their interest rates reset periodically through an auction process, typically at intervals of 7, 28 and 35 days. Investments in these securities can be sold for cash at par value on the auction date if the auction is successful. The majority of our ARS are AAA/Aaa or AA/Aa rated. The AAA/Aaa rated ARS are collateralized by student loans, which are guaranteed 95% to 100% by the U.S. government, while the AA/Aa rated ARS are municipal revenue bonds, insured by bond insurers. We also hold ARS that are in the form of municipal revenue bonds, which are AA/Aa-rated and insured by bond insurers. We do not have any investments in securities that are collateralized by assets that include mortgages or subprime debt. Our intent with these investments is to recover the full principal amount through a successful auction process, a sale outside of the auction process, a refinancing or settlement upon maturity. See Note 5, Investments, for further information.

In accordance with our investment policy, we place our investments in debt securities with issuers who have high-quality credit and limit the amount of investment exposure to any one issuer. The primary objective of our investment activities is to preserve principal and maintain a desired level of liquidity to meet working capital needs. We seek to preserve principal and minimize exposure to interest rate fluctuations by limiting default risk, market risk and reinvestment risk.
Other Investments

We also have investments that are accounted for on either the cost method or the equity method that we include in Equity and Other Investments in our Consolidated Balance Sheets.

We review the key characteristics of our debt and other investments portfolio and their classification in accordance with GAAP on a quarterly basis, or when indications of potential impairment exist. If a decline in the fair value of a security is deemed by management to be other-than-temporary, we write down the cost basis of the investment to fair value, and the amount of the write-down is included in net earnings. We incurred $27 million of investment impairments in fiscal 2013 (11-month) associated with Phase One of our Renew Blue restructuring plan. See Note 7, Restructuring Charges, for further information.

Insurance

We are self-insured for certain losses related to health, workers' compensation and general liability claims, although we obtain third-party insurance coverage to limit our exposure to these claims. A portion of these self-insured losses are managed through a wholly-owned insurance captive. We estimate our self-insured liabilities using a number of factors, including historical claims experience, an estimate of incurred but not reported claims, demographic and severity factors, and valuations provided by independent third-party actuaries. Our self-insured liabilities included in the Consolidated Balance Sheets were as follows ($ in millions):

	February 2, 2013	March 3, 2012
Accrued liabilities	$77	$77
Long-term liabilities	47	47
Total	$124	$124

Income Taxes

We account for income taxes using the asset and liability method. Under this method, deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, and operating loss and tax credit carryforwards. We record a valuation allowance to reduce the carrying amounts of deferred tax assets if it is more likely than not that such assets will not be realized.

In determining our provision for income taxes, we use an annual effective income tax rate based on annual income, permanent differences between book and tax income, and statutory income tax rates. The effective income tax rate also reflects our assessment of the ultimate outcome of tax audits. We adjust our annual effective income tax rate as additional information on outcomes or events becomes available. Discrete events such as audit settlements or changes in tax laws are recognized in the period in which they occur.

Our income tax returns are periodically audited by U.S. federal, state and local and foreign tax authorities. At any one time, multiple tax years are subject to audit by the various tax authorities. In evaluating the tax benefits associated with our various tax filing positions, we record a tax benefit for uncertain tax positions using the highest cumulative tax benefit that is more likely than not to be realized. A number of years may elapse before a particular matter, for which we have established a liability, is audited and effectively settled. We adjust our liability for unrecognized tax benefits in the period in which we determine the issue is effectively settled with the tax authorities, the statute of limitations expires for the relevant taxing authority to examine the tax position or when more information becomes available. We include our liability for unrecognized tax benefits, including accrued penalties and interest, in Accrued income taxes and Long-term liabilities on our Consolidated Balance Sheets and in Income tax expense in our Consolidated Statements of Earnings.

Accrued Liabilities

The major components of accrued liabilities at February 2, 2013, and March 3, 2012, were deferred revenue, state and local tax liabilities, rent-related liabilities including accrued real estate taxes, loyalty program liabilities and self-insurance reserves.

Long-Term Liabilities

The major components of long-term liabilities at February 2, 2013, and March 3, 2012, were unrecognized tax benefits, rent-related liabilities, deferred revenue, deferred compensation plan liabilities and self-insurance reserves.

Foreign Currency

Foreign currency denominated assets and liabilities are translated into U.S. dollars using the exchange rates in effect at our consolidated balance sheet date. For operations reported on a one-month lag, we use the exchange rates in effect one month prior to our consolidated balance sheet date. Results of operations and cash flows are translated using the average exchange rates throughout the period. The effect of exchange rate fluctuations on translation of assets and liabilities is included as a component of Shareholders' equity in Accumulated other comprehensive income. Gains and losses from foreign currency transactions, which are included in SG&A, have not been significant in any of the periods presented.

Revenue Recognition

Our revenue arises primarily from sales of merchandise and services. We also record revenue from sales of service contracts, extended warranties, other commissions and credit card programs. Revenue excludes sales taxes collected.

We recognize revenue when the sales price is fixed or determinable, collection is reasonably assured and the customer takes possession of the merchandise, or in the case of services, the service has been provided. Revenue is recognized for store sales when the customer receives and pays for the merchandise. For online sales, we defer revenue and the related product costs for shipments that are in-transit to the customer, and recognize revenue at the time the customer receives the product. Online customers typically receive goods within a few days of shipment. Revenue from merchandise sales and services is reported net of sales returns, including an estimate of future returns based on historical return rates, with a corresponding reduction to cost of sales. Our sales returns reserve was $14 million and $18 million at February 2, 2013, and March 3, 2012, respectively.

We sell service contracts and extended warranties that typically have terms ranging from three months to four years. We also receive commissions for customer subscriptions with various third parties, notably from mobile phone network operators. In instances where we are deemed to be the obligor on the service contract or subscription, the service and commission revenue is deferred and recognized ratably over the term of the service contract or subscription period. In instances where we are not deemed to be the obligor on the service contract or subscription, commissions are recognized in revenue when such commission has been earned, primarily driven by customer activation. Service and commission revenues earned from the sale of extended warranties represented 2.4%, 2.4% and 2.3% of revenue in fiscal 2013 (11-month), 2012 and 2011, respectively.

For revenue transactions that involve multiple deliverables, we defer the revenue associated with any undelivered elements. The amount of revenue deferred in connection with the undelivered elements is determined using the relative fair value of each element, which is generally based on each element's relative retail price.

At February 2, 2013, and March 3, 2012, deferred revenue included within Accrued liabilities in our Consolidated Balance Sheets was $451 million and $469 million, respectively. At February 2, 2013, and March 3, 2012, deferred revenue included within Long-term liabilities in our Consolidated Balance Sheets was $62 million and $96 million, respectively.

For additional information related to our credit card arrangements and customer loyalty programs, see Credit Services and Financing and Sales Incentives, respectively, below.

Gift Cards

We sell gift cards to our customers in our retail stores, through our websites and through selected third parties. We do not charge administrative fees on unused gift cards, and our gift cards do not have an expiration date. We recognize revenue from gift cards when: (i) the gift card is redeemed by the customer, or (ii) the likelihood of the gift card being redeemed by the customer is remote ("gift card breakage"), and we determine that we do not have a legal obligation to remit the value of unredeemed gift cards to the relevant jurisdictions. We determine our gift card breakage rate based upon historical redemption patterns. Based on our historical information, the likelihood of a gift card remaining unredeemed can be determined 24 months after the gift card is issued. At that time, we recognize breakage income for those cards for which the likelihood of redemption is deemed remote and we do not have a legal obligation to remit the value of such unredeemed gift cards to the relevant jurisdictions. Gift card breakage income is included in revenue in our Consolidated Statements of Earnings.

Gift card breakage income was as follows in fiscal 2013 (11-month), 2012 and 2011 ($ in millions):

	11-Month	12-Month
	2013	2012	2011
Gift card breakage income	$46	$54	$51

Credit Services and Financing

In the U.S., we have private-label and co-branded credit card agreements with banks for the issuance of promotional financing and customer loyalty credit cards bearing the Best Buy brand. Under the agreements, the banks manage and directly extend credit to our customers. Cardholders who choose a private-label credit card can receive low- or zero-interest promotional financing on qualifying purchases.

The banks are the sole owner of the accounts receivable generated under the programs and absorb losses associated with non-payment by the cardholders and fraudulent usage of the accounts. Accordingly, we do not hold any consumer receivables related to these programs. We earn revenue from fees the banks pay to us based on the number of new account activations and the performance of the portfolio. In accordance with accounting guidance for revenue arrangements with multiple deliverables, we defer revenue received from account activations and recognize on a straight-line basis over the remaining term of the applicable agreement with the banks. The banks may also reimburse us for certain costs such as tender costs and Reward Zone points associated with our programs. We pay financing fees, which are recognized as a reduction of revenue, to the banks, and these fees are variable based on certain factors such as the London Interbank Offered Rate ("LIBOR"), charge volume and/or the types of promotional financing offers.

We also have similar agreements for the issuance of private-label and/or co-branded credit cards with banks for our businesses in Canada, China and Mexico, and we account for these programs in a manner consistent with the U.S. agreements.

In addition to our private-label and co-branded credit cards, we also accept Visa®, MasterCard®, Discover®, JCB® and American Express® credit cards, as well as debit cards from all major international networks.

Sales Incentives

We frequently offer sales incentives that entitle our customers to receive a reduction in the price of a product or service. Sales incentives include discounts, coupons and other offers that entitle a customer to receive a reduction in the price of a product or service either at the point of sale or by submitting a claim for a refund or rebate. For sales incentives issued to a customer in conjunction with a sale of merchandise or services, for which we are the obligor, the reduction in revenue is recognized at the time of sale, based on the retail value of the incentive expected to be redeemed.

Customer Loyalty Programs

We have customer loyalty programs which allow members to earn points for each qualifying purchase. Points earned enable members to receive a certificate that may be redeemed on future purchases at our Best Buy branded stores. There are two ways that members may participate and earn loyalty points.

First, we have customer loyalty programs where members earn points for each purchase. Depending on the customer's membership level within our loyalty program, certificates expire either three or six months from the date of issuance. The retail value of points earned by our loyalty program members is included in accrued liabilities and recorded as a reduction of revenue at the time the points are earned, based on the percentage of points that are projected to be redeemed.

Second, under our co-branded credit card agreements with banks, we have a customer loyalty credit card bearing the Best Buy brand. Cardholders earn points for purchases made at our stores and related websites in the U.S., as well as purchases at other merchants. Points earned entitle cardholders to receive certificates that may be redeemed on future purchases at our stores and related websites. Certificates expire either three or six months from the date of issuance. The retail value of points earned by our cardholders is included in accrued liabilities and recorded as a reduction of revenue at the time the points are earned, based on the percentage of points that are projected to be redeemed.

We recognize revenue when: (i) a certificate is redeemed by the customer, (ii) a certificate expires or (iii) the likelihood of a certificate being redeemed by a customer is remote ("certificate breakage"). We determine our certificate breakage rate based upon historical redemption patterns.

Cost of Goods Sold and Selling, General and Administrative Expenses

The following table illustrates the primary costs classified in each major expense category:

Cost of Goods Sold
•	Total cost of products sold including:
	—	Freight expenses associated with moving merchandise inventories from our vendors to our distribution centers;
	—	Vendor allowances that are not a reimbursement of specific, incremental and identifiable costs to promote a vendor's products; and
	—	Cash discounts on payments to merchandise vendors;
•	Cost of services provided including:
	—	Payroll and benefits costs for services employees; and
	—	Cost of replacement parts and related freight expenses;
•	Physical inventory losses;
•	Markdowns;
•	Customer shipping and handling expenses;
•	Costs associated with operating our distribution network, including payroll and benefit costs, occupancy costs, and depreciation; and
•	Freight expenses associated with moving merchandise inventories from our distribution centers to our retail stores.

SG&A
•	Payroll and benefit costs for retail and corporate employees;
•	Occupancy and maintenance costs of retail, services and corporate facilities;
•	Depreciation and amortization related to retail, services and corporate assets;
•	Advertising costs;
•	Vendor allowances that are a reimbursement of specific, incremental and identifiable costs to promote a vendor's products;
•	Tender costs, including bank charges and costs associated with credit and debit card interchange fees;
•	Charitable contributions;
•	Outside and outsourced service fees;
•	Long-lived asset impairment charges; and
•	Other administrative costs, such as supplies, and travel and lodging.

Vendor Allowances

We receive funds from vendors for various programs, primarily as reimbursements for costs such as markdowns, margin protection, advertising and sales incentives.

Vendor allowances provided as a reimbursement of specific, incremental and identifiable costs incurred to promote a vendor's products are included in SG&A as an expense reduction when the cost is incurred. All other vendor allowances are generally in the form of receipt-based funds or sell-through credits. Receipt-based funds are generally determined based on our level of inventory purchases and initially deferred and recorded as a reduction of merchandise inventories. The deferred amounts are then included as a reduction of cost of goods sold when the related product is sold. Sell-through credits are generally based on the number of units we sell over a specified period and are recognized when the related product is sold.
Advertising Costs

Advertising costs, which are included in SG&A, are expensed the first time the advertisement runs. Advertising costs consist primarily of print and television advertisements as well as promotional events. Net advertising expenses were $732 million, $828 million and $710 million in fiscal 2013 (11-month), 2012 and 2011, respectively.
Pre-Opening Costs

Non-capital expenditures associated with opening new stores are expensed as incurred.
Stock-Based Compensation

We apply the fair value recognition provisions of accounting guidance as they relate to our stock-based compensation, which require us to recognize expense for the fair value of our stock-based compensation awards. We recognize compensation expense on a straight-line basis over the requisite service period of the award (or to an employee's eligible retirement date, if earlier).
New Accounting Standards

Comprehensive Income — In June 2011, the FASB issued new guidance on the presentation of comprehensive income. Specifically, the new guidance requires an entity to present components of net income and other comprehensive income in one continuous statement, referred to as the statement of comprehensive income, or in two separate, but consecutive statements. The new guidance eliminated the previous option to report other comprehensive income and its components in the statement of changes in equity. While the new guidance changes the presentation of comprehensive income, there are no changes to the components that are recognized in net income or other comprehensive income under current accounting guidance. This new guidance was effective for fiscal years and interim periods beginning after December 15, 2011. Accordingly, we adopted the new guidance on March 4, 2012, and have presented total comprehensive income in the Consolidated Statements of Comprehensive Income.

Fiscal Year-End Change	11 Months Ended
Feb. 02, 2013
Fiscal Year-End Change [Abstract]
Fiscal Year-End Change
Fiscal Year-end Change

On November 2, 2011, our Board of Directors approved a change to our fiscal year-end from the Saturday nearest the end of February to the Saturday nearest the end of January. As a result of this change, our fiscal year 2013 is an 11-month transition period beginning March 4, 2012 through February 2, 2013. In the first quarter of fiscal 2013 (11-month), we also began consolidating the results of our Europe, China and Mexico operations on a one-month lag, compared to a two-month lag in fiscal years 2012 and 2011, to continue to align our fiscal reporting periods with statutory filing requirements.

The following table shows the fiscal months included within our financial statements and footnotes for fiscal 2013 (11-month), as well as the fiscal months included within our financial statements and footnotes for fiscal 2012 and 2011:

New Fiscal Calendar(1)	Previous Fiscal Calendar(1)
2013 (11-Month)	2012	2011
March 2012 - January 2013	March 2011 - February 2012	March 2010 - February 2011

(1)	For entities reported on a lag, the fiscal months included in fiscal 2013 (11-month) were February through December, and in fiscal 2012 and 2011 were January through December.

January Results for Entities Reported on a Lag

As a result of the 11-month transition period in fiscal 2013, the month of January 2012 was not captured in our consolidated fiscal 2013 (11-month) results for those entities reported on a one-month lag. The following is selected financial data for the one month ended January 31, 2012, and the comparable prior year period, for entities reported on a lag ($ in millions):

	One Month Ended
	January 31, 2012	January 31, 2011
	(unaudited)	(unaudited)
Revenue	$189	$249
Gross profit	16	24
Operating loss	(14)	(1)
Net loss from continuing operations	(13)	—
Loss from discontinued operations, net of tax	(12)	(28)
Net loss including noncontrolling interests	(25)	(28)
Net loss attributable to Best Buy Co., Inc. shareholders(2)	(14)	(33)

(1)
The net loss attributable to Best Buy Co., Inc. shareholders for the one month ended January 31, 2012 represents the adjustment to Retained earnings within the Consolidated Statements of Changes in Shareholders' Equity as a result of the exclusion of January results for entities reported on a lag.

In addition, the Consolidated Statements of Cash Flows includes a net reconciling adjustment for the cash flows as a result of the exclusion of January 2012 in fiscal 2013 (11-month) described above. The total adjustment was $74 million, primarily due to $50 million of cash used in financing activities and $18 million of cash used in investing activities. The total adjustment for January 2011 in fiscal 2012 (11-month recast) results was $5 million. The adjustments for both periods included the effect of exchange rate changes on our cash balances.

Profit Share Buy-Out	11 Months Ended
Feb. 02, 2013
Profit Share Buy-Out Disclosure [Abstract]
Profit Share Buy-Out
Profit Share Buy-Out

During fiscal 2008, we entered into a profit-sharing agreement with Carphone Warehouse Group plc ("Carphone Warehouse") (the "profit share agreement"). Under the terms of this agreement, Carphone Warehouse provided expertise and certain other resources to enhance our mobile telephone retail business ("Best Buy Mobile") in return for a share of incremental profits generated in excess of defined thresholds.

During fiscal 2009, we acquired a 50% controlling interest in the retail business of Carphone Warehouse, subsequently referred to as Best Buy Europe, which included the profit share agreement with Best Buy Mobile. Carphone Warehouse holds a 50% noncontrolling interest in Best Buy Europe.

In November 2011, we announced strategic changes in respect of Best Buy Europe, including an agreement to buy out Carphone Warehouse's interest in the profit share agreement for $1.3 billion (the "Mobile buy-out"), subject to the approval of Carphone Warehouse shareholders. The Mobile buy-out was completed during the fourth quarter of fiscal 2012.

Financial Reporting Impact of the Mobile Buy-out

We accounted for the Mobile buy-out transaction as a $1.3 billion payment to terminate the future payments due under the profit share agreement with Best Buy Europe, thereby eliminating Carphone Warehouse's interest in the profits. This payment is presented within Net earnings from discontinued operations attributable to noncontrolling interests in our Consolidated Statements of Earnings, consistent with the financial reporting of the previous recurring payments made pursuant to the profit share agreement. In the Consolidated Statements of Cash Flows, the buy-out payment to Carphone Warehouse is included within Payment to noncontrolling interest, as part of cash flows from Financing Activities.

Goodwill Impairment – Best Buy Europe

The Best Buy Europe reporting unit comprises our 50% controlling interest in Best Buy Europe, which included the profit share agreement with Best Buy Mobile. Based upon the preliminary purchase price allocation for the Best Buy Europe acquisition in the second quarter of fiscal 2009, we recorded $1.5 billion of goodwill.

At the time of the announcement of the Mobile buy-out in November 2011, we also announced the closure of our large-format Best Buy branded stores in the U.K. As of the end of the third quarter of fiscal 2012 and in light of these strategic decisions, we performed an interim evaluation of potential impairment of goodwill associated with the Best Buy Europe reporting unit. Following the elimination of the profit share agreement from Best Buy Europe and the closure of large-format Best Buy branded stores in the U.K., the remaining fair value of the Best Buy Europe reporting unit is entirely attributable to its small-format store retail operations. As a result of these events, we performed a goodwill impairment analysis and determined that the goodwill attributable to the Best Buy Europe reporting unit, representing $1.2 billion as of January 24, 2012, had been fully impaired. The impairment loss was recorded in the Gain (loss) from discontinued operations line within our Consolidated Statements of Earnings in the fourth quarter of fiscal 2012.

Acceleration of Intervening Event

The results of Best Buy Europe were recorded on a two-month lag in fiscal 2012. However, as described in Note 1, Summary of Significant Accounting Policies, the Mobile buy-out in January 2012 constituted a significant intervening event. Consequently, the recording of all accounting impacts arising from the Mobile buy-out, including the goodwill impairment, was accelerated and recorded in the fourth quarter of fiscal 2012 due to their significance to our consolidated financial statements.

Discontinued Operations	11 Months Ended
Feb. 02, 2013
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operations
Discontinued Operations

During the fourth quarter of fiscal 2012, we commenced discontinued operations presentation. The presentation of discontinued operations has been retrospectively applied to all prior periods presented. Discontinued operations comprise the following:

Domestic Segment

Speakeasy

During the second quarter of fiscal 2011, we completed the sale of Speakeasy to Covad Communications. Speakeasy's operations primarily comprised internet-based telephony services. In consideration for the sale of Speakeasy, Best Buy received cash consideration and a minority equity interest in the combined operations. We do not exercise significant influence over the combined operations. Based upon the fair value of the consideration received and the carrying value of Speakeasy at closing, we recorded a pre-tax gain on sale of $7 million in the second quarter of fiscal 2011.

Napster

During the third quarter of fiscal 2012, we sold certain assets comprising the domestic operations of Napster, Inc. to Rhapsody International and ceased operations in the U.S. Napster's operations comprised digital media download and streaming services in the U.S. In consideration for the sale of these assets, Best Buy received a minority investment in Rhapsody International. We do not exercise significant influence over Rhapsody International.

International Segment

Best Buy China

During the fourth quarter of fiscal 2011, we announced the restructuring of our eight large-format Best Buy branded stores in China. The closure of Best Buy branded stores was completed in the first quarter of fiscal 2012. Our fiscal 2011 restructuring activities included plans to restructure the large-format Best Buy branded stores in China.

Best Buy Turkey

During the fourth quarter of fiscal 2011, we announced the closure of our two large-format Best Buy branded stores in Turkey. The exit activities were completed during the second quarter of fiscal 2012, at which time we recorded a $4 million pre-tax gain on the sale of certain assets related to the stores.

Best Buy Europe

During the third quarter of fiscal 2012, we announced the closure of our 11 large-format Best Buy branded stores in the U.K. We completed the exit activities associated with these stores during the fourth quarter of fiscal 2012.

During the fourth quarter of fiscal 2012, Best Buy Europe sold its retail business in Belgium, consisting of 82 small-format The Phone House stores, to Belgacom S.A. As a result of the sale, a pre-tax gain of $5 million was recorded in fiscal 2012.

On April 29, 2013, we entered into a definitive agreement with CPW to sell our 50% ownership interest in Best Buy Europe to CPW in return for net proceeds of £471 million ($733 million based on the exchange rates in effect at May 4, 2013). Net proceeds represent a sale price of £500 million less £29 million of costs we have agreed to pay CPW in satisfaction of obligations under existing agreements, and will be in the form of cash, deferred cash and CPW ordinary shares. The transaction is subject to approval of CPW shareholders and certain European regulators. We expect the transaction to be completed in the second quarter of fiscal 2014.

The financial results of discontinued operations for fiscal 2013 (11-month), 2012 and 2011 were as follows ($ in millions):

	11-Month	12-Month
	2013	2012	2011

Revenue	$5,138	$5,639	$5,840

Restructuring charges(1)	34	239	75

Gain (loss) from discontinued operations before income tax benefit	13	(1,521)	(169)
Income tax benefit	38	122	70
Equity in loss of affiliates	(5)	(3)	—
Net gain (loss) from discontinued operations including noncontrolling interests	46	(1,402)	(99)
Net earnings from discontinued operations attributable to noncontrolling interests	(19)	(1,250)	(87)
Net gain (loss) from discontinued operations attributable to Best Buy Co., Inc. shareholders	$27	$(2,652)	$(186)

(1)	See Note 7, Restructuring Charges, for further discussion of the restructuring charges associated with discontinued operations.

Investments	11 Months Ended
Feb. 02, 2013
Investments, Debt and Equity Securities [Abstract]
Investments
  Investments

Investments were comprised of the following ($ in millions):

	February 2, 2013	March 3, 2012
Equity and other investments
Debt securities (auction rate securities)	$21	$82
Marketable equity securities	27	3
Other investments	38	55
Total equity and other investments	$86	$140

Debt Securities

Our debt securities are comprised of ARS. ARS were intended to behave like short-term debt instruments because their interest rates reset periodically through an auction process, most commonly at intervals of 7, 28 and 35 days. The auction process had historically provided a means by which we could rollover the investment or sell these securities at par in order to provide us with liquidity as needed. As a result, we classify our investments in ARS as available-for-sale and carry them at fair value.

In February 2008, auctions began to fail due to insufficient buyers, as the amount of securities submitted for sale in auctions exceeded the aggregate amount of the bids. For each failed auction, the interest rate on the security moves to a maximum rate specified for each security, and generally resets at a level higher than specified short-term interest rate benchmarks. To date, we have collected all interest due on our ARS and expect to continue to do so in the future. Due to persistent failed auctions, and the uncertainty of when these investments could be liquidated at par, we have classified all of our investments in ARS as non-current assets within Equity and Other Investments in our Consolidated Balance Sheets at February 2, 2013.

We sold $65 million of ARS at par during fiscal 2013 (11-month). At February 2, 2013, our entire remaining ARS portfolio, consisting of six investments in ARS having an aggregate value at par of $23 million, was subject to failed auctions.

Our ARS portfolio consisted of the following, at fair value ($ in millions):

Description	Nature of collateral or guarantee	February 2, 2013	March 3, 2012
Student loan bonds	Student loans guaranteed 95% to 100% by the U.S. government	$19	$80
Municipal revenue bonds	100% insured by AAA/Aaa-rated bond insurers at February 2, 2013	2	2
Total fair value plus accrued interest(1)		$21	$82

(1)
The par value and weighted-average interest rates (taxable equivalent) of our ARS were $23 million and $88 million and 0.4% and 0.5%, respectively, at February 2, 2013, and March 3, 2012, respectively.

At February 2, 2013, our ARS portfolio was 35% AAA/Aaa-rated, 20% AA/Aa-rated and 45% A/A-rated.

The investment principal associated with failed auctions will not be accessible until successful auctions occur, a buyer is found outside of the auction process, the issuers establish a different form of financing to replace these securities, or final payments are due according to the contractual maturities of the debt issuances, which range from 10 to 29 years. We do not intend to sell our remaining ARS until we can recover the full principal amount through one of the means described above. In addition, we do not believe it is more likely than not that we would be required to sell our remaining ARS until we can recover the full principal amount based on our other sources of liquidity.

We evaluated our entire ARS portfolio of $23 million (par value) for impairment at February 2, 2013, based primarily on the methodology described in Note 6, Fair Value Measurements. As a result of this review, we determined that the fair value of our ARS portfolio at February 2, 2013, was $21 million. Accordingly, a $2 million pre-tax unrealized loss is recognized in accumulated other comprehensive income. This unrealized loss reflects a temporary impairment on all of our investments in ARS. The estimated fair value of our ARS portfolio could change significantly based on future market conditions. We will continue to assess the fair value of our ARS portfolio for substantive changes in relevant market conditions, changes in our financial condition or other changes that may alter our estimates described above.

We may be required to record an additional unrealized holding loss or an impairment charge to earnings if we determine that our ARS portfolio has incurred a further decline in fair value that is temporary or other-than-temporary, respectively. Factors that we consider when assessing our ARS portfolio for other-than-temporary impairment include the duration and severity of the impairment, the reason for the decline in value, the potential recovery period, the nature of the collateral or guarantees in place and our intent and ability to hold an investment.

We had $1 million and $3 million unrealized loss, net of tax, recorded in accumulated other comprehensive income at February 2, 2013, and March 3, 2012, respectively, related to our investments in debt securities.

Marketable Equity Securities

We invest in marketable equity securities and classify them as available-for-sale. Investments in marketable equity securities are classified as non-current assets within Equity and Other Investments in our Consolidated Balance Sheets, and are reported at fair value based on quoted market prices. Our investments in marketable equity securities were $27 million and $3 million at February 2, 2013, and March 3, 2012, respectively.

We review all investments for other-than-temporary impairment at least quarterly or as indicators of impairment exist. Indicators of impairment include the duration and severity of the decline in fair value as well as the intent and ability to hold the investment to allow for a recovery in the market value of the investment. In addition, we consider qualitative factors that include, but are not limited to: (i) the financial condition and business plans of the investee including its future earnings potential, (ii) the investee’s credit rating, and (iii) the current and expected market and industry conditions in which the investee operates. If a decline in the fair value of an investment is deemed by management to be other-than-temporary, the cost basis of the investment is written down to fair value, and the amount of the write-down is included in net earnings.

All unrealized holding gains or losses related to our investments in marketable equity securities are reflected net of tax in accumulated other comprehensive income in shareholders' equity. Net unrealized gain, net of tax, included in accumulated other comprehensive income was $3 million and $0 million at February 2, 2013, and March 3, 2012, respectively.

Other Investments

The aggregate carrying values of investments accounted for using either the cost method or the equity method at February 2, 2013, and March 3, 2012, were $38 million and $55 million, respectively.

Fair Value Measurements	11 Months Ended
Feb. 02, 2013
Fair Value Disclosures [Abstract]
Fair Value Measurements
Fair Value Measurements

Fair value is the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. To measure fair value, we use a three-tier valuation hierarchy based upon observable and non-observable inputs:

Level 1 — Unadjusted quoted prices that are available in active markets for the identical assets or liabilities at the measurement date.

Level 2 — Significant other observable inputs available at the measurement date, other than quoted prices included in Level 1, either directly or indirectly, including:

•	Quoted prices for similar assets or liabilities in active markets;

•	Quoted prices for identical or similar assets in non-active markets;

•	Inputs other than quoted prices that are observable for the asset or liability; and

•	Inputs that are derived principally from or corroborated by other observable market data.

Level 3 — Significant unobservable inputs that cannot be corroborated by observable market data and reflect the use of significant management judgment. These values are generally determined using pricing models for which the assumptions utilize management's estimates of market participant assumptions.

Assets and Liabilities that are Measured at Fair Value on a Recurring Basis

The fair value hierarchy requires the use of observable market data when available. In instances in which the inputs used to measure fair value fall into different levels of the fair value hierarchy, the fair value measurement has been determined based on the lowest level input that is significant to the fair value measurement in its entirety. Our assessment of the significance of a particular item to the fair value measurement in its entirety requires judgment, including the consideration of inputs specific to the asset or liability. The following tables set forth by level within the fair value hierarchy, our financial assets and liabilities that were accounted for at fair value on a recurring basis at February 2, 2013, and March 3, 2012, according to the valuation techniques we used to determine their fair values ($ in millions).

		Fair Value Measurements Using Inputs Considered as
	Fair Value at February 2, 2013	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Cash and cash equivalents
Money market funds	$520	$520	$—	$—
Other current assets
Foreign currency derivative instruments	1	—	1	—
Equity and other investments
Auction rate securities	21	—	—	21
Marketable equity securities	27	27	—	—

		Fair Value Measurements Using Inputs Considered as
	Fair Value at March 3, 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Cash and cash equivalents
Money market funds	$272	$272	$—	$—
Other current assets
Money market funds (restricted assets)	119	119	—	—
U.S. Treasury bills (restricted assets)	30	30	—	—
Foreign currency derivative instruments	1	—	1	—
Equity and other investments
Auction rate securities	82	—	—	82
Marketable equity securities	3	3	—	—
Liabilities
Accrued liabilities
Foreign currency derivative instruments	2	—	2	—

The following table provides a reconciliation between the beginning and ending balances of items measured at fair value on a recurring basis in the tables above that used significant unobservable inputs (Level 3) ($ in millions).

	Debt securities — Auction rate securities only
	Student loan bonds	Municipal revenue bonds	Total
Balances at February 26, 2011	$108	$2	$110
Changes in unrealized losses in other comprehensive income	(1)	—	(1)
Sales	(27)	—	(27)
Balances at March 3, 2012	$80	$2	$82
Changes in unrealized losses in other comprehensive income	4	—	4
Sales	(65)	—	(65)
Balances at February 2, 2013	$19	$2	$21

The following methods and assumptions were used to estimate the fair value of each class of financial instrument:

Money Market Funds. Our money market fund investments that are traded in an active market were measured at fair value using quoted market prices and, therefore, were classified as Level 1. Our money market fund investments not traded on a regular basis or in an active market, and for which we have been unable to obtain pricing information on an ongoing basis, were measured using inputs other than quoted market prices that are observable for the investments and, therefore, were classified as Level 2.

U.S. Treasury Bills. Our U.S. Treasury notes were classified as Level 1 as they trade with sufficient frequency and volume to enable us to obtain pricing information on an ongoing basis.

Foreign Currency Derivative Instruments. Comprised primarily of foreign currency forward contracts and foreign currency swap contracts, our foreign currency derivative instruments were measured at fair value using readily observable market inputs, such as quotations on forward foreign exchange points and foreign interest rates. Our foreign currency derivative instruments were classified as Level 2 as these instruments are custom, over-the-counter contracts with various bank counterparties that are not traded in an active market.

Auction Rate Securities. Our investments in ARS were classified as Level 3 as quoted prices were unavailable due to events described in Note 5, Investments. Due to limited market information, we utilized a DCF model to derive an estimate of fair value. The assumptions we used in preparing the DCF model included estimates with respect to the amount and timing of future interest and principal payments, forward projections of the interest rate benchmarks, the probability of full repayment of the principal considering the credit quality and guarantees in place, and the rate of return required by investors to own such securities given the current liquidity risk associated with ARS.

Marketable Equity Securities. Our marketable equity securities were measured at fair value using quoted market prices. They were classified as Level 1 as they trade in an active market for which closing stock prices are readily available.

Assets and Liabilities that are Measured at Fair Value on a Nonrecurring Basis

Assets and liabilities that are measured at fair value on a nonrecurring basis relate primarily to our tangible fixed assets, goodwill and other intangible assets, which are remeasured when the derived fair value is below carrying value on our Consolidated Balance Sheets. For these assets, we do not periodically adjust carrying value to fair value except in the event of impairment. When we determine that impairment has occurred, the carrying value of the asset is reduced to fair value and the difference is recorded within Operating income in our Consolidated Statements of Earnings.

With the exception of the goodwill impairments described in Note 1, Summary of Significant Accounting Policies, as well as the property and equipment, investment and tradename impairments associated with our fiscal 2013 and fiscal 2012 restructuring activities described in Note 7, Restructuring Charges, we had no significant remeasurements of such assets or liabilities to fair value during fiscal 2013 (11-month), 2012 and 2011. The following table summarizes the fair value remeasurements for goodwill impairments and restructuring activities recorded for fiscal 2013 (11-month) and 2012 ($ in millions):

	11-Month 2013		12-Month 2012
	Impairments	Remaining Net Carrying Value	Impairments	Remaining Net Carrying Value
Continuing operations
Goodwill	$822	$—	$—	$—
Property and equipment	59	—	22	—
Investments	27	38	—	—
Total	$908	$38	$22	$—
Discontinued operations(1)
Goodwill	$—	$—	$1,207	$—
Property and equipment	11	—	121	—
Tradename	—	—	3	—
Total	$11	$—	$1,331	$—

(1)
Goodwill, property and equipment and tradename impairments associated with discontinued operations are recorded within Gain (loss) from discontinued operations in our Consolidated Statements of Earnings.

All of the fair value remeasurements included in the table above were based on significant unobservable inputs (Level 3). Refer to Note 1, Summary of Significant Accounting Policies, as well as Note 3, Profit Share Buy-Out, for further information associated with the goodwill impairments. Fixed asset fair values were derived using a DCF model to estimate the present value of net cash flows that the asset or asset group was expected to generate. The key inputs to the DCF model generally included our forecasts of net cash generated from revenue, expenses and other significant cash outflows, such as capital expenditures, as well as an appropriate discount rate. For the tradename, fair value was derived using the relief from royalty method, as described in Note 1, Summary of Significant Accounting Policies. In the case of these specific assets, for which their impairment was the result of restructuring activities, no future cash flows have been assumed as the assets will cease to be used and expected sale values are nominal.

Fair Value of Financial Instruments

Our financial instruments, other than those presented in the disclosures above, include cash, receivables, other investments, accounts payable, other payables and short- and long-term debt. The fair values of cash, receivables, accounts payable, other payables and short-term debt approximated carrying values because of the short-term nature of these instruments. If these instruments were measured at fair value in the financial statements, they would be classified as Level 1 in the fair value hierarchy. Fair values for other investments held at cost are not readily available, but we estimate that the carrying values for these investments approximate fair value. See Note 8, Debt, for information about the fair value of our long-term debt.

Restructuring Charges	11 Months Ended
Feb. 02, 2013
Restructuring and Related Activities [Abstract]
Restructuring Charges
Restructuring Charges

Summary

Restructuring charges incurred in fiscal 2013 (11-month), 2012, and 2011 were as follows ($ in millions):

	11-Month	12-Month
	2013	2012	2011
Continuing operations
Renew Blue	$171	$—	$—
Fiscal 2013 U.S. restructuring	257	—	—
Fiscal 2012 restructuring	(1)	28	—
Fiscal 2011 restructuring	(12)	20	147
Total	415	48	147
Discontinued operations
Fiscal 2013 Europe restructuring	36	—	—
Fiscal 2012 restructuring	(1)	215	—
Fiscal 2011 restructuring	(1)	24	75
Total (Note 4)	34	239	75
Total	$449	$287	$222

Renew Blue Plan

In the fourth quarter of fiscal 2013 (11-month), we initiated Phase One of our Renew Blue restructuring program. The Renew Blue program is intended to reduce costs and improve operating performance by focusing on core business activities, reducing headcount and optimizing our real estate portfolio. We preliminarily expect to incur up to an additional $30 million of pre-tax restructuring charges (primarily employee termination benefits, facility closure and other costs, investment impairments and property and equipment impairments) related to Phase One of this plan. We expect to continue to implement Renew Blue initiatives throughout fiscal 2014, as we further analyze our operations and strategies.

We incurred $171 million of charges related to Phase One of the plan during fiscal 2013 (11-month). Of the total charges, $84 million related to our Domestic segment, which consisted primarily of employee termination benefits, investment impairments and property and equipment impairments. The remaining $87 million of charges related to our International segment and consisted of facility closure and other costs, property and equipment impairments and employee termination benefits.

All restructuring charges related to this plan are from continuing operations. Inventory write-downs are presented in Restructuring charges - cost of goods sold in our Consolidated Statements of Earnings, and the remainder of restructuring charges are presented in Restructuring charges in our Consolidated Statements of Earnings.

The composition of the restructuring charges we incurred in fiscal 2013 (11-month) for Phase One of the Renew Blue plan was as follows ($ in millions):

	Domestic	International	Total
Continuing operations
Inventory write-downs	$1	$—	$1
Property and equipment impairments	7	23	30
Termination benefits	46	9	55
Investment impairments	27	—	27
Facility closure and other costs	3	55	58
Total	$84	$87	$171

The following table summarizes our restructuring accrual activity during fiscal 2013 (11-month) related to termination benefits and facility closure and other costs associated with Phase One of the Renew Blue plan ($ in millions):

	Termination Benefits	Facility Closure and Other Costs	Total
Balance at March 3, 2012	$—	$—	$—
Charges	55	54	109
Cash payments	(1)	—	(1)
Balance at February 2, 2013	$54	$54	$108

Fiscal 2013 Europe Restructuring

In the third quarter of fiscal 2013 (11-month), we also initiated a series of actions to restructure our Best Buy Europe operations in our International segment intended to improve operating performance. All restructuring charges related to this program are presented in discontinued operations as a result of our agreement to sell our 50% ownership interest in Best Buy Europe, as described in Note 4, Discontinued Operations. We preliminarily expect to incur pre-tax restructuring charges (primarily employee termination benefits, facility closure costs and property and equipment impairments) of between $40 million and $60 million related to this plan. We expect to substantially complete these restructuring activities in fiscal 2014. We incurred $36 million of charges during fiscal 2013 (11-month) related to employee termination benefits, property and equipment impairments and facility closure and other costs. The composition of the restructuring charges we incurred in fiscal 2013 (11-month) was as follows ($ in millions):

International
Discontinued operations
Property and equipment impairments	$12
Termination benefits	19
Facility closure and other costs	5
Total	$36

The following table summarizes our restructuring accrual activity during fiscal 2013 (11-month) related to termination benefits and facility closure and other costs associated with our fiscal 2013 Europe restructuring activities ($ in millions):

	Termination Benefits	Facility Closure and Other Costs	Total
Balance at March 3, 2012	$—	$—	$—
Charges	19	5	24
Cash payments	(19)	—	(19)
Balance at February 2, 2013	$—	$5	$5

Fiscal 2013 U.S. Restructuring

In the first quarter of fiscal 2013 (11-month), we initiated a series of actions to restructure operations in our Domestic segment intended to improve operating performance. The actions included closure of 49 large-format Best Buy branded stores in the U.S. and changes to the store and corporate operating models. The costs of implementing the changes primarily consisted of facility closure costs, employee termination benefits and property and equipment (primarily store fixtures) impairments. We do not expect to incur further material restructuring charges related to this program, with the exception of lease payments for vacated stores which will continue until the lease expires or we otherwise terminate the lease.

We incurred $257 million of charges during fiscal 2013 (11-month), primarily consisting of facility closure and other costs, termination benefits and property and equipment impairments.

All restructuring charges are from continuing operations and are presented in Restructuring charges in our Consolidated Statements of Earnings.

The composition of the restructuring charges we incurred in fiscal 2013 (11-month) was as follows ($ in millions):

Domestic
Continuing operations
Property and equipment impairments	$29
Termination benefits	77
Facility closure and other costs	151
Total	$257

The following table summarizes our restructuring accrual activity during fiscal 2013 (11-month) related to termination benefits and facility closure and other costs associated with our fiscal 2013 U.S. restructuring activities ($ in millions):

	Termination Benefits	Facility Closure and Other Costs	Total
Balance at March 3, 2012	$—	$—	$—
Charges	109	152	261
Cash payments	(65)	(33)	(98)
Adjustments	(40)	(6)	(46)
Balance at February 2, 2013	$4	$113	$117

Fiscal 2012 Restructuring Plan

In the third quarter of fiscal 2012, we implemented a series of actions to restructure operations in our Domestic and International segments. The actions within our Domestic segment included a decision to modify our strategy for certain mobile broadband offerings, and in our International segment we closed our large-format Best Buy branded stores in the U.K. to refocus our Best Buy Europe strategy on our small-format stores. In addition, we impaired certain information technology ("IT") assets supporting the restructured activities in our International segment. We view these restructuring activities as necessary to meet our long-term financial performance objectives by refocusing our investments on areas that provided profitable growth opportunities and meet our overall return expectations. All restructuring charges related to Best Buy Europe, including the charges related to the large-format Best Buy branded stores in the U.K., are reported within discontinued operations as a result of our agreement to sell our 50% ownership interest in Best Buy Europe, as described in Note 4, Discontinued Operations.

We incurred $243 million of charges related to the fiscal 2012 restructuring during fiscal 2012. Of the total charges, $23 million related to our Domestic segment and consisted primarily of IT asset impairments and other related costs. The remaining $220 million of charges related to our International segment and consisted primarily of property and equipment impairments, facility closure and other costs, employee termination benefits and inventory write-downs.

During fiscal 2013 (11-month), we recorded a gain of $2 million related to this plan, primarily related to our International segment from adjustments to estimated facility closures costs associated with the closure of our Best Buy branded stores in the U.K. We do not expect to incur further material restructuring charges related to our fiscal 2012 restructuring activities in either our Domestic or International segments, as we have substantially completed these restructuring activities.

All restructuring charges from continuing operations related to our fiscal 2012 restructuring activities are presented in Restructuring charges in our Consolidated Statements of Earnings, whereas all restructuring charges from discontinued operations related to our fiscal 2012 restructuring activities are presented in Gain (loss) from discontinued operations in our Consolidated Statements of Earnings.
The composition of the restructuring charges we incurred in fiscal 2013 (11-month) and 2012, as well as the cumulative amount incurred through the end of fiscal 2013 (11-month), for our fiscal 2012 restructuring activities, was as follows ($ in millions):

	Domestic			International			Total
	11-Month 2013	12-Month 2012	Cumulative Amount	11-Month 2013	12-Month 2012	Cumulative Amount	11-Month 2013	12-Month 2012	Cumulative Amount
Continuing operations
Property and equipment impairments	$—	$17	$17	$—	$5	$5	$—	$22	$22
Termination benefits	—	1	1	—	—	—	—	1	1
Facility closure and other costs	(1)	5	4	—	—	—	(1)	5	4
Total	(1)	23	22	—	5	5	(1)	28	27
Discontinued operations
Inventory write-downs	—	—	—	—	11	11	—	11	11
Property and equipment impairments	—	—	—	—	106	106	—	106	106
Termination benefits	—	—	—	1	16	17	1	16	17
Facility closure and other costs	—	—	—	(2)	82	80	(2)	82	80
Total	—	—	—	(1)	215	214	(1)	215	214
Total	$(1)	$23	$22	$(1)	$220	$219	$(2)	$243	$241

The following table summarizes our restructuring accrual activity during fiscal 2013 (11-month) and 2012 related to termination benefits and facility closure and other costs associated with our fiscal 2012 restructuring activities ($ in millions):

	Termination Benefits	Facility Closure and Other Costs(1)	Total
Balance at February 26, 2011	$—	$—	$—
Charges	17	87	104
Cash payments	—	—	—
Changes in foreign currency exchange rates	—	(2)	(2)
Balance at March 3, 2012	17	85	102
Charges	1	2	3
Cash payments	(18)	(83)	(101)
Adjustments	—	28	28
Changes in foreign currency exchange rates	—	4	4
Balance at February 2, 2013	$—	$36	$36

(1)
Included within the the adjustments to facility closure and other costs is $34 million from the first quarter of fiscal 2013 (11-month), representing an adjustment to exclude non-cash charges or benefits, which had no impact on our Consolidated Statements of Earnings in fiscal 2013 (11-month).

Fiscal 2011 Restructuring Plan

In the fourth quarter of fiscal 2011, we implemented a series of actions to restructure operations in our Domestic and International segments in order to improve performance and enhance customer service. The restructuring actions included plans to improve supply chain and operational efficiencies in our Domestic segment's operations, primarily focused on modifications to our distribution channels and exit from certain digital delivery services within our entertainment product category. The actions also included plans to exit the Turkey market and restructure the Best Buy branded stores in China. As part of the international restructuring, we also impaired certain IT assets supporting the restructured activities in our International segment. We view these restructuring activities as necessary to meet our long-term growth goals by investing in businesses that have the potential to meet our internal rate of return expectations. All restructuring charges directly related to Turkey and China, as well as the Domestic charges directly related to our exit from certain digital delivery services within our entertainment product category, are reported within discontinued operations in our Consolidated Statements of Earnings. Refer to Note 4, Discontinued Operations.
We incurred $222 million of charges related to this plan during the fourth quarter of fiscal 2011. Of the total charges, $50 million related to our Domestic segment, primarily for employee termination benefits, property and equipment impairments, intangible asset impairments and inventory write-downs. The remaining $172 million of the charges impacted our International segment and related primarily to property and equipment impairments (including the IT assets), inventory write-downs, facility closure and other costs and employee termination benefits.

In fiscal 2012, we incurred an additional $44 million of charges related to the fiscal 2011 restructuring activities. Of the total charge, $45 million related to our Domestic segment, consisting primarily of property and equipment impairments (notably IT assets), employee termination benefits, intangible asset impairments and other costs associated with the exit from certain digital delivery services within our entertainment product category. Within our Domestic segment, we also incurred additional inventory write-downs as we completed the exit from certain distribution facilities associated with our entertainment product category at the end of fiscal 2012. The $1 million of net benefit in our International segment in fiscal 2012 was the result of employee termination benefits, offset by adjustments to facility closure and other costs from the completion of our exit from the Turkey market and exiting of lease locations in China.

During fiscal 2013 (11-month), we recorded a net reduction to restructuring charges of $13 million, which related primarily to our Domestic segment. The net reduction was largely the result of a gain recorded on the sale of a previously impaired distribution facility and equipment during the first quarter of fiscal 2013 (11-month) (previously impaired through restructuring charges), partially offset by charges associated with the exit from certain digital delivery services within our entertainment product category. We do not expect to incur further material restructuring charges related to our fiscal 2011 restructuring activities in either our Domestic or International segments.

For continuing operations, the inventory write-downs related to our fiscal 2011 restructuring activities are presented in Restructuring charges — cost of goods sold in our Consolidated Statements of Earnings, and the remainder of the restructuring charges are presented in Restructuring charges in our Consolidated Statements of Earnings. However, all restructuring charges from discontinued operations related to our fiscal 2011 restructuring activities are presented in Gain (loss) from discontinued operations in our Consolidated Statements of Earnings. The composition of the restructuring charges we incurred in fiscal 2013 (11-month), 2012, and 2011 as well as the cumulative amount incurred through the end of fiscal 2013 (11-month), for our fiscal 2011 restructuring activities, was as follows ($ in millions):

	Domestic				International				Total
	11-Month 2013	12-Month 2012	12-Month 2011	Cumulative Amount	11-Month 2013	12-Month 2012	12-Month 2011	Cumulative Amount	11-Month 2013	12-Month 2012	12-Month 2011	Cumulative Amount
Continuing operations
Inventory write-downs	$—	$19	$9	$28	$—	$—	$—	$—	$—	$19	$9	$28
Property & equipment impairments(1)	(12)	—	15	3	—	—	107	107	(12)	—	122	110
Termination benefits	—	(3)	16	13	—	—	—	—	—	(3)	16	13
Facility closure and other costs	—	4	—	4	—	—	—	—	—	4	—	4
Total	(12)	20	40	48	—	—	107	107	(12)	20	147	155
Discontinued operations
Inventory write-downs	—	—	—	—	—	—	15	15	—	—	15	15
Property & equipment impairments	—	15	—	15	—	—	25	25	—	15	25	40
Termination benefits	—	4	—	4	—	7	12	19	—	11	12	23
Intangible asset impairments	—	3	10	13	—	—	—	—	—	3	10	13
Facility closure and other costs	—	3	—	3	(1)	(8)	13	4	(1)	(5)	13	7
Total	—	25	10	35	(1)	(1)	65	63	(1)	24	75	98
Total	$(12)	$45	$50	$83	$(1)	$(1)	$172	$170	$(13)	$44	$222	$253

(1)    Included within the property and equipment impairments is a gain on sale of previously impaired property and equipment.

The following table summarizes our restructuring accrual activity during fiscal 2013 (11-month) and 2012 related to termination benefits and facility closure and other costs associated with our fiscal 2011 restructuring activities ($ in millions):

	Termination Benefits	Facility Closure and Other Costs(1)	Total
Balance at February 26, 2011	$28	$13	$41
Charges	11	6	17
Cash payments	(33)	(14)	(47)
Adjustments	(3)	4	1
Balance at March 3, 2012	3	9	12
Charges	—	—	—
Cash payments	(2)	(8)	(10)
Adjustments	(1)	(1)	(2)
Changes in foreign currency exchange rates	—	—	—
Balance at February 2, 2013	$—	$—	$—

(1)
Included within the facility closure and other costs adjustments is $10 million from the first quarter of fiscal 2012, representing an adjustment to exclude non-cash charges or benefits, which had no impact on our Consolidated Statements of Earnings in fiscal 2012.

Debt	11 Months Ended
Feb. 02, 2013
Debt Disclosure [Abstract]
Debt
Debt

Short-Term Debt

Short-term debt consisted of the following ($ in millions):

	February 2, 2013		March 3, 2012
	Principal Balance	Interest Rate	Principal Balance	Interest Rate
U.S. revolving credit facility – 364-day	$—	—%	$—	—%
U.S. revolving credit facility – 5-year	—	—%	—	—%
Europe revolving credit facility(1)	596	2.0%	480	2.4%
Canada revolving demand facility	—	—%	—	—%
China revolving demand facilities	—	—%	—	—%
Total short-term debt	$596		$480

(1)
Short-term debt associated with the Europe revolving credit facility is related to our Best Buy Europe operations. We have entered into an agreement to sell our 50% ownership interest in Best Buy Europe, as described in Note 4, Discontinued Operations.

	11-Month	12-Month
Fiscal Year	2013	2012
Maximum month-end amount outstanding during the year	$596	$480
Average amount outstanding during the year	$477	$337
Weighted-average interest rate at year-end	2.0%	2.4%

U.S. Revolving Credit Facilities

On August 31, 2012, Best Buy Co., Inc. entered into a $1.0 billion 364-day senior unsecured revolving credit facility agreement (the "364-Day Facility Agreement") with JPMorgan Chase Bank, N.A. ("JPMorgan"), as administrative agent, and a syndicate of banks. The 364-Day Facility Agreement replaced the previously existing $1.0 billion 364-day senior unsecured revolving credit facility with a syndicate of banks, including JPMorgan acting as administrative agent, which was originally scheduled to expire in October 2012. In October 2011, Best Buy Co., Inc. entered into a $1.5 billion five-year unsecured revolving credit facility agreement (the "Five-Year Facility Agreement and, collectively with the 364-Day Facility Agreement, the "Agreements") with JPMorgan, as administrative agent, and a syndicate of banks. At February 2, 2013, there were no borrowings outstanding and $2.5 billion was available under the Agreements.
The Agreements permit borrowings of up to $2.5 billion (which may be increased to up to $3.0 billion at our option under certain circumstances) and a $300 million letter of credit sublimit. The 364-Day Facility Agreement and the Five-Year Facility Agreement terminate in August 2013 (subject to a one-year term-out option) and October 2016, respectively.

The interest rates under the Agreements are variable and are determined at our option as: (i) the sum of (a) the greatest of JPMorgan's prime rate, the federal funds rate plus 0.5%, or the one-month London Interbank Offered Rate (“LIBOR”) plus 1%, and (b) a margin (the “ABR Margin”); or (ii) the LIBOR plus a margin (the “LIBOR Margin”). In addition, a facility fee is assessed on the commitment amount. The ABR Margin, LIBOR Margin and the facility fee are based upon our long-term credit ratings. Under the 364-Day Facility Agreement, the ABR Margin ranges from 0.0% to 0.525%, the LIBOR Margin ranges from 0.925% to 1.525%, and the facility fee ranges from 0.075% to 0.225%. Under the Five-Year Facility Agreement, the ABR Margin ranges from 0.0% to 0.475%, the LIBOR Margin ranges from 0.875% to 1.475%, and the facility fee ranges from 0.125% to 0.275%.

The Agreements are guaranteed by specified subsidiaries of Best Buy Co., Inc. and contain customary affirmative and negative covenants. Among other things, these covenants restrict Best Buy Co., Inc. or its subsidiaries' ability to incur certain types or amounts of indebtedness, incur liens on certain assets, make material changes in corporate structure or the nature of its business, dispose of material assets, engage in a change in control transaction, make certain foreign investments, enter into certain restrictive agreements, or engage in certain transactions with affiliates. The Agreements also contain covenants that require us to maintain a maximum quarterly cash flow leverage ratio and a minimum quarterly interest coverage ratio. The Agreements contain customary default provisions including, but not limited to, failure to pay interest or principal when due and failure to comply with covenants. We were in compliance with all such covenants at February 2, 2013.

Europe Revolving Credit Facility

The Europe revolving credit facility is related to our Best Buy Europe operations. We have entered into an agreement to sell our 50% ownership interest in Best Buy Europe, as described in Note 4, Discontinued Operations. In July 2011, Best Buy Europe entered into a £400 million [$646 million based on the exchange rate in effect as of the end of fiscal 2013 (11-month)] unsecured revolving credit facility agreement (the “RCF”) with ING Bank N.V., London Branch, as agent, and a syndicate of banks to finance its working capital needs. The RCF expires in July 2015. Best Buy Europe had £369 million ($596 million) of borrowings under the RCF at February 2, 2013.

Interest rates under the RCF are variable, based on LIBOR plus an applicable margin based on Best Buy Europe’s fixed charges coverage ratio. The RCF includes a commitment fee of 40% of the applicable margin on unused available capacity, as well as a utilization fee ranging from 0.0% to 0.5% of the aggregate amount outstanding based on the percentage of the aggregate amount outstanding to the total RCF. The RCF also required an initial arrangement fee of 0.75%.

The RCF is guaranteed by certain subsidiaries of Best Buy Europe and does not provide for any recourse to Best Buy Co., Inc. The RCF contains customary affirmative and negative covenants. Among other things, these covenants restrict or prohibit Best Buy Europe’s ability to incur certain types or amounts of indebtedness, make material changes in the nature of its business, dispose of material assets, make guarantees, or engage in a change in control transaction. The RCF also contains covenants that require Best Buy Europe to comply with a maximum annual leverage ratio and a maximum fixed charges coverage ratio.

The RCF replaced the previous £350 million Europe receivables financing facility (the “ERF”) between a subsidiary of Best Buy Europe and a syndicate of banks, including Barclays Bank PLC acting as administrative agent. The ERF was originally scheduled to expire in July 2012. The RCF also replaced Best Buy Europe’s previous £125 million revolving credit facility (the “Old RCF”) with one of Best Buy Co., Inc.’s subsidiaries and Carphone Warehouse as lenders. The Old RCF was originally scheduled to expire in March 2013.

Canada Revolving Demand Facility

We have a $50 million revolving demand facility available to our Canada operations including an additional seasonal facility of $50 million Canadian dollars that is available from September through December of each year. There were no borrowings outstanding under the facility at February 2, 2013. There is no set expiration date for the facility. All borrowings under the facility are made available at the sole discretion of the lender and are payable on demand. Borrowings under the facility bear interest at rates specified in the credit agreement for the facility. Borrowings are secured by a guarantee of Best Buy Co., Inc.

China Revolving Demand Facilities

We have $156 million in revolving demand facilities available to our China operations, of which no borrowings were outstanding at February 2, 2013. The facilities are renewed annually with the respective banks. All borrowings under these facilities bear interest at rates specified in the related credit agreements, are made available at the sole discretion of the respective lenders and are payable on demand. Certain of these facilities are secured by a guarantee of Best Buy Co., Inc.

Long-Term Debt

Long-term debt consisted of the following ($ in millions):

	February 2, 2013	March 3, 2012
2013 Notes	$500	$500
2016 Notes	349	349
2021 Notes	648	648
Financing lease obligations, due 2014 to 2019, interest rates ranging from 3.0% to 8.1%	122	149
Capital lease obligations, due 2014 to 2036, interest rates ranging from 2.1% to 8.3%	80	81
Other debt, due 2018 to 2022, interest rates ranging from 3.8% to 6.7%	1	1
Total long-term debt	$1,700	$1,728
Less: current portion(1)	(547)	(43)
Total long-term debt, less current portion	$1,153	$1,685

(1)	Our 2013 Notes due July 15, 2013, are classified in the current portion of long-term debt as of February 2, 2013.

2013 Notes

In June 2008, we sold $500 million principal amount of notes due July 15, 2013 (the "2013 Notes"). Prior to August 6, 2012, the 2013 Notes bore interest at a fixed rate of 6.75% per year. As a result of credit downgrades on August 6, 2012 and November 21, 2012, the 2013 Notes bore interest at a fixed rate of 7.25% from July 16, 2012 to January 15, 2013, and currently bear interest at a fixed rate of 7.25%. Interest on the 2013 Notes is payable semi-annually on January 15 and July 15 of each year, beginning January 15, 2009. The interest payable on the 2013 Notes is subject to adjustment if either Moody's Investors Service, Inc. or Standard & Poor's Ratings Services downgrades the rating assigned to the 2013 Notes to below investment grade. Net proceeds from the sale of the 2013 Notes were $496 million, after an initial issuance discount of $1 million and other transaction costs.

We may redeem some or all of the 2013 Notes at any time, at a price equal to 100% of the principal amount plus accrued and unpaid interest to the redemption date and an applicable make-whole amount as described in the indenture relating to the 2013 Notes. Furthermore, if a change of control triggering event occurs, we will be required to offer to purchase the remaining unredeemed Notes at a price equal to 101% of their principal amount, plus accrued and unpaid interest to the purchase date.

The 2013 Notes are unsecured and unsubordinated obligations and rank equally with all of our other unsecured and unsubordinated debt. The 2013 Notes contain covenants that, among other things, limit our ability and the ability of our North American subsidiaries to incur debt secured by liens, enter into sale and lease-back transactions and, in the case of such subsidiaries, incur unsecured debt.

2016 and 2021 Notes

In March 2011, we issued $350 million principal amount of notes due March 15, 2016 (the “2016 Notes”) and $650 million principal amount of notes due March 15, 2021 (the “2021 Notes” and, together with the 2016 Notes, the “Notes”). The 2016 Notes bear interest at a fixed rate of 3.75% per year, while the 2021 Notes bear interest at a fixed rate of 5.50% per year. Interest on the Notes is payable semi-annually on March 15 and September 15 of each year, beginning September 15, 2011. The Notes were issued at a slight discount to par, which when coupled with underwriting discounts of $6 million, resulted in net proceeds from the sale of the Notes of $990 million.

We may redeem some or all of the Notes at any time at a redemption price equal to the greater of (i) 100% of the principal amount and (ii) the sum of the present values of each remaining scheduled payment of principal and interest discounted to the redemption date on a semiannual basis, plus accrued and unpaid interest on the principal amount to the redemption date as described in the indenture (including the supplemental indenture) relating to the Notes. Furthermore, if a change of control triggering event occurs, we will be required to offer to purchase the remaining unredeemed Notes at a price equal to 101% of their principal amount, plus accrued and unpaid interest to the purchase date.

The Notes are unsecured and unsubordinated obligations and rank equally with all of our other unsecured and unsubordinated debt. The Notes contain covenants that, among other things, limit our ability to incur debt secured by liens or to enter into sale and lease-back transactions.

Other

The fair value of long-term debt approximated $1,652 million and $1,756 million at February 2, 2013, and March 3, 2012, respectively, based primarily on the ask prices quoted from external sources, compared to carrying values of $1,700 million and $1,728 million, respectively. If our long-term debt was recorded at fair value, it would be classified as Level 1.

At February 2, 2013, the future maturities of long-term debt, including capitalized leases, consisted of the following ($ in millions):

Fiscal Year
2014	$547
2015	45
2016	35
2017	370
2018	15
Thereafter	688
Total long-term debt	$1,700

Derivative Instruments	11 Months Ended
Feb. 02, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments
Derivative Instruments

We manage our economic and transaction exposure to certain market-based risks through the use of foreign currency derivative instruments. Our objective in holding derivatives is to reduce the volatility of net earnings and cash flows associated with changes in foreign currency exchange rates. We do not hold or issue derivative financial instruments for trading or speculative purposes.

We record all foreign currency derivative instruments on our Consolidated Balance Sheets at fair value and evaluate hedge effectiveness prospectively and retrospectively when electing to apply hedge accounting treatment. We formally document all hedging relationships at inception for all derivative hedges and the underlying hedged items, as well as the risk management objectives and strategies for undertaking the hedge transactions. In addition, we have derivatives which are not designated as hedging instruments. We have no derivatives that have credit risk-related contingent features, and we mitigate our credit risk by engaging with major financial institutions as our counterparties.

Cash Flow Hedges

We previously entered into foreign exchange forward contracts to hedge against the effect of exchange rate fluctuations on certain revenue streams denominated in non-functional currencies. We reported the effective portion of the gain or loss on a cash flow hedge as a component of other comprehensive income and subsequently reclassified the gain or loss into net earnings in the period in which the hedged transaction affected net earnings or the forecasted transaction was no longer probable of occurring. We reported the ineffective portion, if any, of the gain or loss in net earnings. As the revenue streams previously hedged no longer occurred beginning in fiscal 2013 (11-month), we did not have any cash flow hedges outstanding.

Derivatives Not Designated as Hedging Instruments

Derivatives not designated as hedging instruments include foreign exchange forward contracts used to manage the impact of fluctuations in foreign currency exchange rates relative to recognized receivable and payable balances denominated in non-functional currencies and on certain forecasted inventory purchases denominated in non-functional currencies. The contracts generally have terms of up to six months. These derivative instruments are not designated in hedging relationships and, therefore, we record gains and losses on these contracts directly in net earnings.

Summary of Derivative Balances

The following table presents the gross fair values for derivative instruments and the corresponding classification at February 2, 2013 and March 3, 2012 ($ in millions):

	February 2, 2013		March 3, 2012
Contract Type	Assets	Liabilities	Assets	Liabilities
No hedge designation (foreign exchange forward contracts)	$1	$—	$1	$(2)

The following tables present the effects of derivative instruments on other comprehensive income ("OCI") and on our Consolidated Statements of Earnings for fiscal 2013 (11-month) and 2012 ($ in millions):

	11-Month		12-Month
	2013		2012
Contract Type	Pre-tax Gain Recognized in OCI(1)	Loss Reclassified from Accumulated OCI to Earnings (Effective Portion)(2)	Pre-tax Gain Recognized in OCI(1)	Gain Reclassified from Accumulated OCI to Earnings (Effective Portion)(2)
Cash flow hedges (foreign exchange forward contracts)	$—	$(1)	$7	$5

(1)	Reflects the amount recognized in OCI prior to the reclassification of 50% to noncontrolling interests for the cash flow and net investment hedges, respectively.

(2)	Gain reclassified from accumulated OCI is included within Selling, general and administrative expenses in our Consolidated Statements of Earnings.

The following table presents the effects of derivatives not designated as hedging instruments on our Consolidated Statements of Earnings for fiscal 2013 (11-month) and 2012 ($ in millions):

	Gain Recognized within SG&A
	11-Month	12-Month
Contract Type	2013	2012
No hedge designation (foreign exchange forward contracts)	$2	$5

The following table presents the notional amounts of our foreign currency exchange contracts at February 2, 2013 and March 3, 2012 ($ in millions):

	Notional Amount
Contract Type	February 2, 2013	March 3, 2012
Derivatives not designated as hedging instruments	$173	$238

Shareholders' Equity	11 Months Ended
Feb. 02, 2013
Shareholders' Equity Disclosure [Abstract]
Shareholders Equity Including Stock Compensation Plans, Earnings Per Share, Repurchase of Common Stock, Comprehensive Income
Shareholders' Equity

Stock Compensation Plans

Our 2004 Omnibus Stock and Incentive Plan, as amended (the "Omnibus Plan"), authorizes us to grant or issue non-qualified stock options, incentive stock options, share awards and other equity awards up to a total of 64.5 million shares. We have not granted incentive stock options under the Omnibus Plan. Under the terms of the Omnibus Plan, awards may be granted to our employees, officers, advisors, consultants and directors. Awards issued under the Omnibus Plan vest as determined by the Compensation and Human Resources Committee of our Board of Directors at the time of grant. At February 2, 2013, a total of 19.4 million shares were available for future grants under the Omnibus Plan.

Upon adoption and approval of the Omnibus Plan, all of our previous equity incentive compensation plans were terminated. However, existing awards under those plans continued to vest in accordance with the original vesting schedule and will expire at the end of their original term.

Our outstanding stock options have a 10-year term. Outstanding stock options issued to employees generally vest over a three or four-year period, and outstanding stock options issued to directors vest immediately upon grant. Share awards vest based either upon attainment of specified goals or upon continued employment. Outstanding share awards that are not time-based typically vest at the end of a three-year incentive period based either upon our total shareholder return ("TSR") compared to the TSR of companies that comprise Standard & Poor's 500 Index or growth in our common stock price ("market-based"), or upon the achievement of company or personal performance goals ("performance-based"). We have time-based share awards that vest in their entirety at the end of three- and four-year periods and time-based share awards where 25% of the award vests on the date of grant and 25% vests on each of the three anniversary dates thereafter.

Our 2003 Employee Stock Purchase Plan permitted and our 2008 Employee Stock Purchase Plan permitted our employees to purchase our common stock at a 15% discount from the market price of the stock at the beginning or at the end of a semi-annual purchase period, whichever is less. Employees are required to hold the common stock purchased for 12 months.

Stock-based compensation expense was as follows in fiscal 2013 (11-month), 2012 and 2011 ($ in millions):

	11-Month	12-Month
	2013	2012	2011

Stock options	$43	$76	$90
Share awards
Market-based	2	—	4
Performance-based	—	—	(1)
Time-based	62	33	16
Employee stock purchase plans	5	11	12
Total	$112	$120	$121

Stock Options

Stock option activity was as follows in fiscal 2013 (11-month):

	Stock Options	Weighted- Average Exercise Price per Share	Weighted-Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in millions)
Outstanding at March 3, 2012	35,801,000	$38.08
Granted	2,864,000	17.30
Exercised	(82,000)	18.69
Forfeited/Canceled	(8,600,000)	35.36
Outstanding at February 2, 2013	29,983,000	$36.93	5.8	$2
Vested or expected to vest at February 2, 2013	29,247,000	$37.29	5.7	$2
Exercisable at February 2, 2013	22,629,000	$39.98	4.9	$—

The weighted-average grant-date fair value of stock options granted during fiscal 2013 (11-month), 2012 and 2011 was $5.11, $7.94 and $11.97, respectively, per share. The aggregate intrinsic value of our stock options (the amount by which the market price of the stock on the date of exercise exceeded the exercise price of the option) exercised during fiscal 2013 (11-month), 2012 and 2011, was $0 million, $6 million and $52 million, respectively. At February 2, 2013, there was $47 million of unrecognized compensation expense related to stock options that is expected to be recognized over a weighted-average period of 1.4 years.

Net cash proceeds from the exercise of stock options were $1 million, $27 million and $134 million in fiscal 2013 (11-month), 2012 and 2011, respectively.

There were no income tax benefits realized from stock option exercises in fiscal 2013 (11-month). The actual income tax benefit realized from stock option exercises was $2 million and $19 million, in fiscal 2012 and 2011, respectively.

In fiscal 2013 (11-month), 2012 and 2011, we estimated the fair value of each stock option on the date of grant using a lattice or Black Scholes (for certain individuals) valuation model with the following assumptions:

	11-Month	12-Month
Valuation Assumptions(1)	2013	2012	2011

Risk-free interest rate(2)	0.1% – 2.0%	0.1% – 3.6%	0.2% – 3.9%
Expected dividend yield	2.2%	2.3%	1.5%
Expected stock price volatility(3)	44%	37%	36%
Expected life of stock options (in years)(4)	5.9	6.2	6.1

(1)	Forfeitures are estimated using historical experience and projected employee turnover.

(2)	Based on the U.S. Treasury constant maturity interest rate whose term is consistent with the expected life of our stock options.

(3)
We use an outside valuation advisor to assist us in projecting expected stock price volatility. We consider both the historical volatility of our stock price as well as implied volatilities from exchange-traded options on our stock.

(4)	We estimate the expected life of stock options based upon historical experience.

Market-Based Share Awards

The fair value of market-based share awards is determined based on generally accepted valuation techniques and the closing market price of our stock on the date of grant. A summary of the status of our nonvested market-based share awards at February 2, 2013, and changes during fiscal 2013 (11-month), is as follows:

Market-Based Share Awards	Shares	Weighted-Average Fair Value per Share
Outstanding at March 3, 2012	—	$—
Granted	879,000	16.92
Vested	—	—
Forfeited/Canceled	(74,000)	18.63
Outstanding at February 2, 2013	805,000	$16.76

At February 2, 2013, there was $12 million of unrecognized compensation expense related to nonvested market-based share awards that we expect to recognize over a weighted-average period of 2.7 years.

Performance-Based Share Awards

The fair value of performance-based share awards is determined based on the closing market price of our stock on the date of grant. A summary of the status of our nonvested performance-based share awards at February 2, 2013, and changes during fiscal 2013 (11-month), is as follows:

Performance-Based Share Awards	Shares	Weighted-Average Fair Value per Share
Outstanding at March 3, 2012	912,000	$41.20
Granted	—	—
Vested	(2,000)	44.20
Canceled	(908,000)	41.19
Outstanding at February 2, 2013	2,000	$44.20

At February 2, 2013, there was no compensation expense related to nonvested performance-based share awards that we expect to recognize.

Time-Based Share Awards

The fair value of time-based share awards is determined based on the closing market price of our stock on the date of grant. This value is reduced by the present value of expected dividends during vesting when the employee is not entitled to dividends. A summary of the status of our nonvested time-based share awards at February 2, 2013, and changes during fiscal 2013 (11-month), is as follows:

Time-Based Share Awards	Shares	Weighted-Average Fair Value per Share
Outstanding at March 3, 2012	3,924,000	$29.62
Granted	6,759,000	17.67
Vested	(1,890,000)	24.97
Forfeited/Canceled	(1,042,000)	24.30
Outstanding at February 2, 2013	7,751,000	$21.05

At February 2, 2013, there was $108 million of unrecognized compensation expense related to nonvested time-based share awards that we expect to recognize over a weighted-average period of 2.3 years.

Employee Stock Purchase Plans

In fiscal 2013 (11-month), 2012 and 2011, we estimated the fair value of stock-based compensation expense associated with our employee stock purchase plans on the purchase date using the Black-Scholes option-pricing valuation model, with the following assumptions:

	11-Month	12-Month
Valuation Assumptions	2013	2012	2011

Risk-free interest rate(1)	0.1%	0.1%	0.2%
Expected dividend yield	2.9%	2.4%	1.4%
Expected stock price volatility(2)	41%	38%	29%
Expected life of employee stock purchase plan options (in months)(3)	6	6	6

(1)	Based on the U.S. Treasury constant maturity interest rate whose term is consistent with the expected life of employee stock purchase plan shares.

(2)	We consider both the historical volatility of our stock price as well as implied volatilities from exchange-traded options on our stock.

(3)	Based on semi-annual purchase period.

In fiscal 2013 (11-month), 2012 and 2011, 1.0 million, 1.4 million and 1.3 million shares, respectively, were purchased through our employee stock purchase plans. The weighted-average fair values of shares purchased pursuant to the plans during fiscal 2013 (11-month), 2012 and 2011, were $5.44, $6.76 and $9.54, respectively. At February 2, 2013, and March 3, 2012, plan participants had accumulated $4 million and $11 million, respectively, to purchase our common stock pursuant to these plans.

Earnings per Share

We compute our basic earnings per share based on the weighted-average number of common shares outstanding, and our diluted earnings per share based on the weighted-average number of common shares outstanding adjusted by the number of additional shares that would have been outstanding had the potentially dilutive common shares been issued. Potentially dilutive securities include stock options, nonvested share awards and shares issuable under our employee stock purchase plan, as well as common shares that would have resulted from the assumed conversion of our convertible debentures. During the fourth quarter of fiscal 2012, we repurchased and redeemed all of the remaining outstanding convertible debentures (see Note 8, Debt). Since the potentially dilutive shares related to the convertible debentures are included in the computation, the related interest expense, net of tax, is added back to net earnings, as the interest would not have been paid if the convertible debentures had been converted to common stock. Nonvested market-based share awards and nonvested performance-based share awards are included in the average diluted shares outstanding each period if established market or performance criteria have been met at the end of the respective periods.

At February 2, 2013, options to purchase 30.0 million shares of common stock were outstanding as follows (shares in millions):

	Exercisable			Unexercisable			Total
	Shares	%	Weighted- Average Price per Share	Shares	%	Weighted- Average Price per Share	Shares	%	Weighted- Average Price per Share
In-the-money	0.1	—%	$18.02	2.0	27%	$15.78	2.1	7%	$15.97
Out-of-the-money	22.5	100%	$40.15	5.4	73%	$31.55	27.9	93%	$38.46
Total	22.6	100%	$39.98	7.4	100%	$27.55	30.0	100%	$36.93

The computation of dilutive shares outstanding excludes the out-of-the-money stock options because such outstanding options' exercise prices were greater than the average market price of our common shares and, therefore, the effect would be anti-dilutive (i.e., including such options would result in higher earnings per share).

The following table presents a reconciliation of the numerators and denominators of basic and diluted earnings per share in fiscal 2013 (11-month), 2012 and 2011:

	11-Month	12-Month
	2013(1)	2012(1)	2011
Numerator (in millions):
Net earnings (loss) from continuing operations	$(466)	$1,424	$1,465
Net earnings from continuing operations attributable to noncontrolling interests	(2)	(3)	(2)
Net earnings (loss) from continuing operations attributable to Best Buy Co., Inc. shareholders, basic	(468)	1,421	1,463
Adjustment for assumed dilution:
Interest on convertible debentures due in 2022, net of tax	—	5	6
Net earnings (loss) from continuing operations attributable to Best Buy Co., Inc. shareholders, diluted	$(468)	$1,426	$1,469
Denominator (in millions):
Weighted-average common shares outstanding	338.6	366.3	406.1
Effect of potentially dilutive securities:
Shares from assumed conversion of convertible debentures	—	7.6	8.8
Stock options and other	—	0.6	1.6
Weighted-average common shares outstanding, assuming dilution	338.6	374.5	416.5
Net earnings (loss) per share from continuing operations attributable to Best Buy Co., Inc. shareholders
Basic	$(1.38)	$3.88	$3.60
Diluted	$(1.38)	$3.81	$3.53

(1)
The calculation of diluted loss per share for fiscal 2013 (11-month) does not include potentially dilutive securities because their inclusion would be anti-dilutive (i.e., reduce the net loss per share).

Repurchase of Common Stock

In June 2011, our Board of Directors authorized a $5.0 billion share repurchase program. The June 2011 program replaced our prior $5.5 billion share repurchase program authorized in June 2007. There is no expiration date governing the period over which we can repurchase shares under the June 2011 share repurchase program.

The following table presents the amount and cost of shares we repurchased and retired in fiscal 2013 (11-month), 2012 and 2011 under the June 2011 program and the June 2007 program ($ and shares in millions):

	11-Month	12-Month
	2013	2012	2011
June 2011 Program
Total number of shares repurchased	6.3	34.5	—
Total cost of shares repurchased	$122	$889	$—

June 2007 Program
Total number of shares repurchased	—	20.1	32.6
Total cost of shares repurchased	$—	$611	$1,193

At February 2, 2013, $4.0 billion remained available for additional purchases under the June 2011 share repurchase program. Repurchased shares have been retired and constitute authorized but unissued shares.

Comprehensive Income (Loss)

Comprehensive income (loss) is computed as net earnings (loss) plus certain other items that are recorded directly to shareholders' equity. In addition to net earnings (loss), the significant components of comprehensive income (loss) include foreign currency translation adjustments and unrealized gains and losses, net of tax, on available-for-sale marketable equity securities and on derivative instruments. Foreign currency translation adjustments do not include a provision for income tax expense when earnings from foreign operations are considered to be indefinitely reinvested outside the U.S.

The components of accumulated other comprehensive income, net of tax, were as follows ($ in millions):

	February 2, 2013	March 3, 2012
Foreign currency translation	$113	$93
Unrealized losses on available-for-sale investments	(1)	(3)
Total	$112	$90

Leases	11 Months Ended
Feb. 02, 2013
Leases [Abstract]
Leases
Leases

The composition of net rent expense for all operating leases, including leases of property and equipment, was as follows in fiscal 2013 (11-month), 2012 and 2011 ($ in millions):

	11-Month	12-Month
	2013	2012	2011
Minimum rentals	$892	$980	$933
Contingent rentals	1	2	2
Total rent expense	893	982	935
Less: sublease income	(15)	(18)	(19)
Net rent expense	$878	$964	$916

The future minimum lease payments under our capital, financing and operating leases by fiscal year (not including contingent rentals) at February 2, 2013, were as follows ($ in millions):

Fiscal Year	Capital Leases	Financing Leases	Operating Leases(1)
2014	$27	$30	$1,050
2015	25	28	988
2016	17	25	885
2017	5	19	758
2018	3	15	598
Thereafter	20	28	1,632
Subtotal	97	145	$5,911
Less: imputed interest	(17)	(23)
Present value	$80	$122

(1)
Operating lease obligations do not include payments to landlords covering real estate taxes and common area maintenance. These charges, if included, would increase total operating lease obligations by $1.6 billion at February 2, 2013.

Total minimum lease payments have not been reduced by minimum sublease rent income of approximately $125 million due under future noncancelable subleases.

Benefit Plans	11 Months Ended
Feb. 02, 2013
Compensation and Retirement Disclosure [Abstract]
Benefit Plans
Benefit Plans

We sponsor retirement savings plans for employees meeting certain eligibility requirements. Participants may choose from various investment options including a fund comprised of our company stock. Participants can contribute up to 50% of their eligible compensation annually as defined by the plan document, subject to Internal Revenue Service ("IRS") limitations. We match 100% of the first 3% of participating employees' contributions and 50% of the next 2%. Employer contributions vest immediately. The total employer contributions were $62 million, $69 million and $69 million in fiscal 2013 (11-month), 2012 and 2011, respectively.

We have a non-qualified, unfunded deferred compensation plan for highly compensated employees and members of our Board of Directors. Amounts contributed and deferred under our deferred compensation plan are credited or charged with the performance of investment options offered under the plan and elected by the participants. In the event of bankruptcy, the assets of the plan are available to satisfy the claims of general creditors. The liability for compensation deferred under the plan was $58 million and $62 million at February 2, 2013, and March 3, 2012, respectively, and is included in Long-term liabilities. We manage the risk of changes in the fair value of the liability for deferred compensation by electing to match our liability under the plan with investment vehicles that offset a substantial portion of our exposure. The cash value of the investment vehicles, which includes funding for future deferrals, was $88 million and $83 million at February 2, 2013, and March 3, 2012, respectively, and is included in Other assets. Both the asset and the liability are carried at fair value.

Income Taxes	11 Months Ended
Feb. 02, 2013
Income Tax Disclosure [Abstract]
Income Taxes
Income Taxes

The following is a reconciliation of the federal statutory income tax rate to income tax expense in fiscal 2013 (11-month), 2012 and 2011 ($ in millions):

	11-Month	12-Month
	2013	2012	2011
Federal income tax at the statutory rate	$(69)	$758	$787
State income taxes, net of federal benefit	(2)	47	49
(Benefit) expense from foreign operations	49	(63)	(55)
Other	5	—	3
Goodwill impairment (non-deductible)	287	—	—
Income tax expense	$270	$742	$784
Effective income tax rate	(138.3)%	34.3%	34.9%

Earnings (loss) from continuing operations before income tax expense and equity in income of affiliates by jurisdiction was as follows in fiscal 2013 (11-month), 2012 and 2011 ($ in millions):

	11-Month	12-Month
	2013	2012	2011
United States	$281	$1,644	$1,893
Outside the United States	(477)	522	354
Earnings (loss) from continuing operations before income tax expense and equity in income of affiliates	$(196)	$2,166	$2,247

Income tax expense was comprised of the following in fiscal 2013 (11-month), 2012 and 2011 ($ in millions):

	11-Month	12-Month
	2013	2012	2011
Current:
Federal	$204	$515	$775
State	(2)	61	77
Foreign	66	72	50
	268	648	902
Deferred:
Federal	27	91	(113)
State	(2)	11	(2)
Foreign	(23)	(8)	(3)
	2	94	(118)
Income tax expense	$270	$742	$784

Deferred taxes are the result of differences between the bases of assets and liabilities for financial reporting and income tax purposes. Deferred tax assets and liabilities were comprised of the following ($ in millions):

	February 2, 2013	March 3, 2012
Accrued property expenses	$194	$146
Other accrued expenses	119	108
Deferred revenue	153	128
Compensation and benefits	95	103
Stock-based compensation	137	157
Loss and credit carryforwards	266	310
Other	125	121
Total deferred tax assets	1,089	1,073
Valuation allowance	(228)	(204)
Total deferred tax assets after valuation allowance	861	869
Property and equipment	(343)	(376)
Goodwill and intangibles	(127)	(118)
Inventory	(90)	(85)
Other	(22)	(27)
Total deferred tax liabilities	(582)	(606)
Net deferred tax assets	$279	$263

Deferred tax assets and liabilities included in our Consolidated Balance Sheets were as follows ($ in millions):

	February 2, 2013	March 3, 2012
Other current assets	$228	$226
Other assets	66	53
Other current liabilities	(5)	—
Other long-term liabilities	(10)	(16)
Net deferred tax assets	$279	$263

At February 2, 2013, we had total net operating loss carryforwards from international operations of $160 million, of which $117 million will expire in various years through 2028 and the remaining amounts have no expiration. Additionally, we had acquired U.S. federal net operating loss carryforwards of $25 million which expire between 2023 and 2030, and U.S. federal foreign tax credits of $81 million which expire between 2015 and 2023.

At February 2, 2013, a valuation allowance of $228 million had been established, of which $75 million is against U.S. federal foreign tax credit carryforwards, $4 million is against capital loss carryforwards, and $149 million is against certain international net operating loss carryforwards and other international deferred tax assets. The $24 million increase from March 3, 2012, is primarily due to a valuation allowance on the U.S. federal foreign tax credit carryforward, partially offset by the decrease in valuation allowances against international net operating loss carryforwards.

We have not provided deferred taxes on unremitted earnings attributable to foreign operations that have been considered to be reinvested indefinitely. These earnings relate to ongoing operations and were $2.5 billion at February 2, 2013. It is not practicable to determine the income tax liability that would be payable if such earnings were not indefinitely reinvested.

The following table provides a reconciliation of changes in unrecognized tax benefits for fiscal 2013 (11-month), 2012 and 2011 ($ in millions):

	11-Month	12-Month
	2013	2012	2011
Balance at beginning of period	$387	$359	$393
Gross increases related to prior period tax positions	10	69	36
Gross decreases related to prior period tax positions	(22)	(35)	(90)
Gross increases related to current period tax positions	37	43	40
Settlements with taxing authorities	(10)	(20)	—
Lapse of statute of limitations	(19)	(29)	(20)
Balance at end of period	$383	$387	$359

Unrecognized tax benefits of $231 million and $239 million at February 2, 2013, and March 3, 2012, respectively, would favorably impact our effective income tax rate if recognized.

We recognize interest and penalties (not included in the "unrecognized tax benefits" above), as well as interest received from favorable tax settlements, as components of income tax expense. Interest expense of $8 million was recognized in fiscal 2013 (11-month). At February 2, 2013, and March 3, 2012, we had accrued interest of $85 million and $79 million, respectively. No penalties were recognized in fiscal 2013 (11-month) or accrued for at February 2, 2013, and March 3, 2012, respectively.

We file a consolidated U.S. federal income tax return, as well as income tax returns in various states and foreign jurisdictions. With few exceptions, we are no longer subject to U.S. federal, state and local, or non-U.S. income tax examinations by tax authorities for years before fiscal 2004.

Because existing tax positions will continue to generate increased liabilities for us for unrecognized tax benefits over the next 12 months, and since we are routinely under audit by various taxing authorities, it is reasonably possible that the amount of unrecognized tax benefits will change during the next 12 months. An estimate of the amount or range of such change cannot be made at this time. However, we do not expect the change, if any, to have a material effect on our consolidated financial condition, results of operations or cash flows within the next 12 months.

Segments and Geographic Information	11 Months Ended
Feb. 02, 2013
Segment Reporting [Abstract]
Segment and Geographic Information
Segment and Geographic Information

Segment Information

Our chief operating decision maker ("CODM") is our Chief Executive Officer. Our business is organized into two segments: Domestic (which is comprised of all operations within the U.S. and its territories) and International (which is comprised of all operations outside the U.S. and its territories). Our CODM has ultimate responsibility for enterprise decisions. Our CODM determines, in particular, resource allocation for, and monitors performance of, the consolidated enterprise, the Domestic segment and the International segment. Segment managers for the Domestic segment and the International segment have responsibility for operating decisions, allocating resources and assessing performance within their respective segments. Our CODM relies on internal management reporting that analyzes enterprise and segment results to the operating income level.

We do not aggregate our operating segments, so our operating segments also represent our reportable segments. The accounting policies of the segments are the same as those described in Note 1, Summary of Significant Accounting Policies.

The following tables present our business segment information in fiscal 2013 (11-month), 2012 and 2011 ($ in millions):

	11-Month	12-Month
	2013	2012	2011
Revenue
Domestic	$33,343	$37,615	$37,070
International	6,605	7,861	7,362
Total revenue	$39,948	$45,476	$44,432
Percentage of revenue, by revenue category
Domestic:
Consumer Electronics	33%	36%	37%
Computing and Mobile Phones	44%	40%	37%
Entertainment	10%	12%	14%
Appliances	6%	5%	5%
Services	6%	6%	6%
Other	1%	1%	1%
Total	100%	100%	100%
International:
Consumer Electronics	31%	34%	35%
Computing and Mobile Phones	39%	36%	34%
Entertainment	8%	8%	10%
Appliances	17%	17%	16%
Services	5%	5%	5%
Other	< 1%	< 1%	< 1%
Total	100%	100%	100%

	11-Month	12-Month
	2013	2012	2011
Operating income (loss)
Domestic	$734	$1,964	$2,210
International(1)	(850)	236	70
Total operating income (loss)	(116)	2,200	2,280
Other income (expense)
Gain on sale of investments	—	55	—
Investment income and other	20	22	28
Interest expense	(100)	(111)	(61)
Earnings (loss) from continuing operations before income tax expense and equity in income of affiliates	$(196)	$2,166	$2,247
Assets
Domestic	$10,874	$9,592	$9,610
International	5,913	6,413	8,239
Total assets	$16,787	$16,005	$17,849
Capital expenditures
Domestic	$488	$488	$481
International	217	278	263
Total capital expenditures	$705	$766	$744
Depreciation
Domestic	$561	$612	$615
International	233	267	261
Total depreciation	$794	$879	$876

(1)	Included within our International segment's operating loss for fiscal 2013 (11-month) is a $819 million goodwill impairment charge.

Geographic Information

The following tables present our geographic information in fiscal 2013 (11-month), 2012 and 2011 ($ in millions):

	11-Month	12-Month
	2013	2012	2011

Net sales to customers
United States	$33,343	$37,615	$37,070
Europe	—	—	—
Canada	4,818	5,635	5,469
China	1,574	2,069	1,779
Other	213	157	114
Total revenue	$39,948	$45,476	$44,432
Long-lived assets
United States	$2,404	$2,507	$2,741
Europe	352	352	438
Canada	341	432	474
China	142	161	147
Other	31	19	23
Total long-lived assets	$3,270	$3,471	$3,823

Contingencies and Commitments	11 Months Ended
Feb. 02, 2013
Commitments and Contingencies Disclosure [Abstract]
Contingencies and Commitments
Contingencies and Commitments

Contingencies

We are involved in a number of legal proceedings. Where appropriate, we have made accruals with respect to these matters, which are reflected in our consolidated financial statements. However, there are cases where liability is not probable or the amount cannot be reasonably estimated and therefore accruals have not been made. We provide disclosure of matters where we believe liability is reasonably possible and which may be material to our consolidated financial statements.

Securities Actions

In February 2011, a purported class action lawsuit captioned, IBEW Local 98 Pension Fund, individually and on behalf of all others similarly situated v. Best Buy Co., Inc., et al., was filed against us and certain of our executive officers in the U.S. District Court for the District of Minnesota. This federal court action alleges, among other things, that we and the officers named in the complaint violated Sections 10(b) and 20A of the Exchange Act and Rule 10b-5 under the Exchange Act in connection with press releases and other statements relating to our fiscal 2011 earnings guidance that had been made available to the public. Additionally, in March 2011, a similar purported class action was filed by a single shareholder, Rene LeBlanc, against us and certain of our executive officers in the same court. In July 2011, after consolidation of the IBEW Local 98 Pension Fund and Rene LeBlanc actions, a consolidated complaint captioned, IBEW Local 98 Pension Fund v. Best Buy Co., Inc., et al., was filed and served. We filed a motion to dismiss the consolidated complaint in September 2011, and in March 2012, subsequent to the end of fiscal 2012, the court issued a decision dismissing the action with prejudice. In April 2012, the plaintiffs filed a motion to alter or amend the court's decision on our motion to dismiss. In October 2012, the court granted plaintiff's motion to alter or amend the court's decision on our motion to dismiss in part by vacating such decision and giving plaintiff leave to file an amended complaint, which plaintiff did in October 2012. We filed a motion to dismiss the amended complaint in November 2012 and all responsive pleadings were filed in December 2012. A hearing is scheduled for April 26, 2013. The court's decision will be rendered thereafter.

In June 2011, a purported shareholder derivative action captioned, Salvatore M. Talluto, Derivatively and on Behalf of Best Buy Co., Inc. v. Richard M. Schulze, et al., as Defendants and Best Buy Co., Inc. as Nominal Defendant, was filed against both present and former members of our Board of Directors serving during the relevant periods in fiscal 2011 and us as a nominal defendant in the U.S. District Court for the State of Minnesota. The lawsuit alleges that the director defendants breached their fiduciary duty, among other claims, including violation of Section 10(b) of the Exchange Act and Rule 10b-5 thereunder, in failing to correct public misrepresentations and material misstatements and/or omissions regarding our fiscal 2011 earnings projections and, for certain directors, selling stock while in possession of material adverse non-public information. Additionally, in July 2011, a similar purported class action was filed by a single shareholder, Daniel Himmel, against us and certain of our executive officers in the same court. In November 2011, the respective lawsuits of Salvatore M. Talluto and Daniel Himmel were consolidated into a new action captioned, In Re: Best Buy Co., Inc. Shareholder Derivative Litigation, and a stay ordered until after a final resolution of the motion to dismiss in the consolidated IBEW Local 98 Pension Fund v. Best Buy Co., Inc., et al. case.

The plaintiffs in the above securities actions seek damages, including interest, equitable relief and reimbursement of the costs and expenses they incurred in the lawsuits. We believe the allegations in the above securities actions are without merit, and we intend to defend these actions vigorously. Based on our assessment of the facts underlying the claims in the above securities actions, their respective procedural litigation history, and the degree to which we intend to defend our company in these matters, the amount or range of reasonably possible losses, if any, cannot be estimated.

Trade Secrets Action

In February 2011, a lawsuit captioned Techforward, Inc. v. Best Buy Co., Inc., et. al. was filed against us in the U.S. District Court, Central District of California. The case alleges that we implemented our “Buy Back Plan” in February 2011 using trade secrets misappropriated from plaintiff's buyback plan that were disclosed to us during business relationship discussions and also breached both an agreement for a limited marketing test of plaintiff's buyback plan and a non-disclosure agreement related to the business discussions. In November 2012, a jury found we were unjustly enriched through misappropriation of trade secrets and awarded plaintiff $22 million. The jury also found that although we breached the subject contracts, plaintiff suffered no resulting damage. In December 2012, the court further awarded the plaintiff $5 million in exemplary damages and granted plaintiff's motion for $6 million in attorney fees and costs. We believe that the jury verdict and court awards are inconsistent with the law and the evidence offered at trial or otherwise in error. Accordingly, we appealed the resulting judgment and awards in February 2013 and intend to vigorously contest these decisions.
Other Legal Proceedings

We are involved in various other legal proceedings arising in the normal course of conducting business. For such legal proceedings, we have accrued an amount that reflects the aggregate liability deemed probable and estimable, but this amount is not material to our consolidated financial position, results of operations or cash flows. Because of the preliminary nature of many of these proceedings, the difficulty in ascertaining the applicable facts relating to many of these proceedings, the variable treatment of claims made in many of these proceedings and the difficulty of predicting the settlement value of many of these proceedings, we are not able to estimate an amount or range of any reasonably possible additional losses. However, based upon our historical experience, the resolution of these proceedings is not expected to have a material effect on our consolidated financial position, results of operations or cash flows.

Commitments

We engage Accenture LLP ("Accenture") to assist us with improving our operational capabilities and reducing our costs in the information systems and human resources areas. We expect our future contractual obligations to Accenture to range from $19 million to $114 million per year through 2018, the end of the periods under contract.

We had outstanding letters of credit and bankers' acceptances for purchase obligations with an aggregate fair value of $456 million at February 2, 2013.

At February 2, 2013, we had commitments for the purchase and construction of facilities valued at approximately $31 million. Also, at February 2, 2013, we had entered into lease commitments for land and buildings for 11 future locations. These lease commitments with real estate developers provide for minimum rentals ranging from 5 to 10 years, which if consummated based on current cost estimates, will approximate $2 million annually over the initial lease terms. These minimum rentals are reported in the future minimum lease payments included in Note 11, Leases.

Related Party Transactions	11 Months Ended
Feb. 02, 2013
Related Party Transactions [Abstract]
Related Party Transactions
Related Party Transactions

Best Buy Europe had the following related party transactions and balances with CPW and Carphone Warehouse in fiscal 2013 (11-month), 2012 and 2011 ($ in millions):

	11-Month	12-Month
	2013	2012	2011
Payment made to Carphone Warehouse for its share of the profit share agreement buy-out (see Note 3, Profit Share Buy-Out)	$—	$1,303	$—
Revenue earned (primarily commission revenue and fees for information technology services provided to CPW and Carphone Warehouse)(1)	—	—	6
SG&A incurred (primarily payroll-related costs and rent paid to CPW and Carphone Warehouse)(1)	1	20	8
Interest expense incurred on credit facility with CPW and Carphone Warehouse as lender(1)	—	1	1
Accounts payable to CPW and Carphone Warehouse at the end of the fiscal year	1	—	—
Accounts receivable from CPW and Carphone Warehouse at the end of the fiscal year	—	1	2
Balance outstanding on credit facility from CPW and Carphone Warehouse at the end of the fiscal year	—	—	98

(1)	Included in Gain (loss) from discontinued operations on our Consolidated Statements of Earnings.

As part of the strategic changes in respect of Best Buy Europe, we entered into an Option Agreement with Carphone Warehouse. The agreement grants each party a call option to acquire the other party's interest in Best Buy Europe, and both options will become exercisable in March 2015. We have the first opportunity to exercise our call option to purchase Carphone Warehouse's interest at fair value. If we choose not to exercise our call option, Carphone Warehouse will have the right to purchase our interest at a 10% discount to fair value. If neither party exercises their call option, further options will be exercisable every three years thereafter until one party decides to exercise their option, although Carphone Warehouse will no longer be entitled to the 10% discount. The fair value of the call options is nominal as of February 2, 2013.

Supplementary Financial Information	11 Months Ended
Feb. 02, 2013
Quarterly Financial Information Disclosure [Abstract]
Supplementary Financial Information (Unaudited)
Supplementary Financial Information (Unaudited)

The following tables show selected operating results for each 3-month quarter and full year of fiscal 2013 (11-month) and 2012 (unaudited) ($ in millions):

	Quarter				11-Month
	1st	2nd	3rd	4th	2013(1)
Revenue	$10,373	$9,339	$9,381	$14,952	$39,948
Comparable store sales % change(2)	(5.2)%	(3.3)%	(5.1)%	(1.4)%	(1.7)%
Gross profit	$2,584	$2,261	$2,228	$3,344	$9,346
Operating income (loss)(3)	264	88	2	(182)	(116)
Net earnings (loss) from continuing operations	169	31	(9)	(460)	(466)
Gain (loss) from discontinued operations, net of tax	(17)	(38)	10	81	46
Net earnings (loss) including noncontrolling interests	152	(7)	1	(379)	(420)
Net earnings (loss) attributable to Best Buy Co., Inc. shareholders	$158	$12	$(10)	$(409)	$(441)
Diluted earnings (loss) per share(4)
Continuing operations	$0.49	$0.09	$(0.03)	$(1.36)	$(1.38)
Discontinued operations	(0.03)	(0.05)	—	0.15	0.08
Diluted earnings (loss) per share	$0.46	$0.04	$(0.03)	$(1.21)	$(1.30)

	Quarter				12-Month
	1st	2nd	3rd	4th	2012
Revenue	$9,471	$10,095	$10,749	$15,161	$45,476
Comparable store sales % change(2)	(1.8)%	(2.8)%	0.8%	(2.2)%	(1.5)%
Gross profit	$2,334	$2,514	$2,528	$3,615	$10,991
Operating income(5)	276	384	309	1,231	2,200
Net earnings from continuing operations	160	228	230	806	1,424
Gain (loss) from discontinued operations, net of tax	3	(68)	(99)	(1,238)	(1,402)
Net earnings (loss) including noncontrolling interests	163	160	131	(432)	22
Net earnings (loss) attributable to Best Buy Co., Inc. shareholders(6)	$136	$177	$154	$(1,698)	$(1,231)
Diluted earnings (loss) per share(4)
Continuing operations	$0.40	$0.60	$0.63	$2.29	$3.81
Discontinued operations	(0.05)	(0.13)	(0.21)	(7.10)	(7.08)
Diluted earnings (loss) per share	$0.35	$0.47	$0.42	$(4.81)	$(3.27)
Note: Certain fiscal year totals may not add due to rounding.

(1)
On November 2, 2011, our Board of Directors approved a change to our fiscal year-end from the Saturday nearest the end of February to the Saturday nearest the end of January. In the first quarter of fiscal 2013 (11-month), we began reporting our quarterly results on the basis of our new fiscal year-end. As such, the results for the month of February 2012, which are included in the audited results for fiscal 2012, were also included in the reported first quarter of fiscal 2013 (11-month). However, the results for the month of February 2012 are not included in the results for the full year of fiscal 2013 (11-month). Thus, the four quarters of fiscal year 2013 (11-month) are not additive.

(2)
Comprised of revenue from stores operating for at least 14 full months as well as revenue related to call centers, websites and our other comparable sales channels. Revenue we earn from sales of merchandise to wholesalers or dealers is not included within our comparable store sales calculation. Relocated, remodeled and expanded stores are excluded from our comparable store sales calculation until at least 14 full months after reopening. Acquired stores are included in our comparable store sales calculation beginning with the first full quarter following the first anniversary of the date of the acquisition. The portion of our calculation of the comparable store sales percentage change attributable to our International segment excludes the effect of fluctuations in foreign currency exchange rates. The method of calculating comparable store sales varies across the retail industry. As a result, our method of calculating comparable store sales may not be the same as other retailers' methods. The calculation of comparable store sales excludes the impact of the extra week of revenue in the fourth quarter of fiscal 2012, as well as revenue from discontinued operations for all periods presented.

(3)
Includes $127 million, $91 million, $34 million and $169 million of restructuring charges recorded in the fiscal first, second, third and fourth quarters, respectively, and $415 million for the 11 months ended February 2, 2013, related to measures we took to restructure our businesses. Also included in the fourth quarter and 11 months ended February 2, 2013, is a $822 million goodwill impairment charge related to our Canada, Five Star, and U.S. reporting units.

(4)
The sum of our quarterly diluted earnings per share does not equal our annual diluted earnings per share due to the impact of the timing of the repurchases of common stock and stock option exercises on quarterly and annual weighted-average shares outstanding.

(5)
Includes $1 million, $22 million and $25 million of restructuring charges recorded in the fiscal second, third and fourth quarters, respectively, related to measures we took to restructure our businesses.

(6)	Includes a $1.3 billion payment related to the Mobile buy-out recorded in the fourth quarter of fiscal 2012.

Summary of Significant Accounting Policies (Policies)	11 Months Ended
Feb. 02, 2013
Summary of Significant Accounting Policies [Abstract]
Sale of Best Buy Europe
Sale of Best Buy Europe

During the first quarter of fiscal 2014, we entered into a definitive agreement with Carphone Warehouse Group plc ("CPW") to sell our 50% ownership interest in Best Buy Europe to CPW. The transaction is subject to the approval of CPW shareholders and certain European regulators. We expect the transaction to be completed in the second quarter of fiscal 2014. As a result, the assets and liabilities of Best Buy Europe were determined to be held for sale as of the end of our first quarter of fiscal 2014 and were reported as such in our Quarterly Report on Form 10-Q. We also adopted discontinued operations presentation for Best Buy Europe and included its results of operations in discontinued operations in the first quarter of fiscal 2014. See Note 4, Discontinued Operations, for further information. The Financial Statements and Notes to Financial Statements have been retrospectively adjusted accordingly.

Description of Business
Description of Business

We are a multi-national e-commerce and physical retailer of consumer electronics, including mobile phones, tablets and computers, large and small appliances, televisions, digital imaging and entertainment products and related accessories. We have two operating segments: Domestic and International. The Domestic segment is comprised of store, call center and online operations in all states, districts and territories of the U.S., operating under the brand names Best Buy, Best Buy Mobile, Geek Squad, Magnolia Audio Video and Pacific Sales. The International segment is comprised of: (i) all Canada store, call center and online operations, operating under the brand names Best Buy, Best Buy Mobile, Cell Shop, Connect Pro, Future Shop and Geek Squad, (ii) all Europe store, call center and online operations, operating under the brand names The Carphone Warehouse, The Phone House and Geek Squad, (iii) all China store and call center operations, operating under the brand names Five Star and Best Buy Mobile and (iv) all Mexico store operations operating under the brand names Best Buy, Best Buy Express and Geek Squad.

In addition to our retail store operations, we also operate websites including BestBuy.com, BestBuy.ca, BestBuyMobile.com, CarphoneWarehouse.com, FutureShop.ca and PhoneHouse.com.
Basis of Presentation

The consolidated financial statements include the accounts of Best Buy Co., Inc. and its consolidated subsidiaries. Investments in unconsolidated entities over which we exercise significant influence but do not have control are accounted for using the equity method. All intercompany balances and transactions are eliminated upon consolidation.

In order to align our fiscal reporting periods and comply with statutory filing requirements, we consolidate the financial results of our Europe, China and Mexico operations on a lag. Due to our fiscal year-end change, this was a one-month lag in fiscal 2013 (11-month) and a two-month lag in fiscal 2012 and 2011. Our policy is to accelerate recording the effect of events occurring in the lag period that significantly affect our consolidated financial statements. In fiscal 2012, we recorded $82 million of restructuring charges recorded in January 2012 related to our large-format Best Buy branded store closures in the United Kingdom ("U.K") as well as a $1.2 billion goodwill impairment charge attributable to our Best Buy Europe reporting unit. Except for these restructuring activities and the goodwill impairment in fiscal 2012, no significant intervening event occurred in these operations that would have materially affected our financial condition, results of operations, liquidity or other factors had it been recorded during fiscal 2013 (11-month). For further information about our restructuring and the nature of the charges we recorded, refer to Note 7, Restructuring Charges. For further information about the goodwill impairment, refer to Goodwill and Intangible Assets below, as well as Note 3, Profit Share Buy-Out.

In preparing the accompanying consolidated financial statements, we evaluated the period from February 3, 2013 through the date the financial statements were issued for material subsequent events requiring recognition or disclosure. No such events were identified for this period.

Fiscal Year
Fiscal Year

On November 2, 2011, our Board of Directors approved a change in our fiscal year-end from the Saturday nearest the end of February to the Saturday nearest the end of January, effective beginning with our fiscal year 2013. As a result of this change, our fiscal year 2013 is an 11-month transition period beginning March 4, 2012 through February 2, 2013. Concurrent with the change, we began consolidating the results of our Europe, China and Mexico operations on a one-month lag, compared to a two-month lag in prior years, to continue aligning the fiscal reporting periods of our international operations with statutory filing requirements. In these consolidated statements, including the notes thereto, financial results for fiscal 2013 are for an 11-month period. Corresponding results for fiscal 2012 and fiscal 2011 are both for 12-month periods. In addition, our Consolidated Statements of Earnings and Consolidated Statements of Cash Flows also include an unaudited 11-month fiscal 2012 (recast). Fiscal 2013 (11-month) included 48 weeks, fiscal 2012 included 53 weeks, and fiscal 2011 included 52 weeks.

Use of Estimates in the Preparation of Financial Statements
Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with accounting principles generally accepted in the U.S. ("GAAP") requires us to make estimates and assumptions. These estimates and assumptions affect the reported amounts in the Consolidated Balance Sheets and Consolidated Statements of Earnings and Comprehensive Income, as well as the disclosure of contingent liabilities. Future results could be materially affected if actual results were to differ from these estimates and assumptions.

Cash and Cash Equivalents
Cash and Cash Equivalents

Cash primarily consists of cash on hand and bank deposits. Cash equivalents consist of money market funds, U.S. Treasury bills, commercial paper and time deposits such as certificates of deposit with an original maturity of three months or less when purchased. The amounts of cash equivalents at February 2, 2013, and March 3, 2012, were $740 million and $343 million, respectively, and the weighted-average interest rates were 0.3% and 0.1%, respectively.

Outstanding checks in excess of funds on deposit (book overdrafts) totaled $97 million and $80 million at February 2, 2013, and March 3, 2012, respectively, and are reflected within Accounts payable in our Consolidated Balance Sheets.

Receivables
Receivables

Receivables consist principally of amounts due from mobile phone network operators for commissions earned; banks for customer credit card, certain debit card and electronic benefits transfer (EBT) transactions; and vendors for various vendor funding programs.

We establish allowances for uncollectible receivables based on historical collection trends and write-off history. Our allowances for uncollectible receivables were $92 million and $72 million at February 2, 2013, and March 3, 2012, respectively.

Merchandise Inventories
Merchandise Inventories

Merchandise inventories are recorded at the lower of cost using either the average cost or first-in first-out method, or market. In-bound freight-related costs from our vendors are included as part of the net cost of merchandise inventories. Also included in the cost of inventory are certain vendor allowances that are not a reimbursement of specific, incremental and identifiable costs to promote a vendor's products. Other costs associated with acquiring, storing and transporting merchandise inventories to our retail stores are expensed as incurred and included in cost of goods sold.

Our inventory valuation reflects adjustments for anticipated physical inventory losses (e.g., theft) that have occurred since the last physical inventory. Physical inventory counts are taken on a regular basis to ensure that the inventory reported in our consolidated financial statements is properly stated.

Our inventory valuation also reflects markdowns for the excess of the cost over the amount we expect to realize from the ultimate sale or other disposal of the inventory. Markdowns establish a new cost basis for our inventory. Subsequent changes in facts or circumstances do not result in the reversal of previously recorded markdowns or an increase in the newly established cost basis.

Restricted Assets
Restricted Assets

Restricted cash and investments in debt securities totaled $366 million and $461 million, at February 2, 2013, and March 3, 2012, respectively, and are included in Other current assets or Equity and Other Investments in our Consolidated Balance Sheets. Such balances are pledged as collateral or restricted to use for vendor payables, general liability insurance, workers' compensation insurance and insurance business regulatory reserve requirements.

Property and Equipment
Property and Equipment

Property and equipment are recorded at cost. We compute depreciation using the straight-line method over the estimated useful lives of the assets. Leasehold improvements are depreciated over the shorter of their estimated useful lives or the period from the date the assets are placed in service to the end of the lease term, which includes optional renewal periods if they are reasonably assured. Accelerated depreciation methods are generally used for income tax purposes.

When property is retired or otherwise disposed of, the cost and accumulated depreciation are removed from our Consolidated Balance Sheets and any resulting gain or loss is reflected in our Consolidated Statements of Earnings.

Repairs and maintenance costs are charged directly to expense as incurred. Major renewals or replacements that substantially extend the useful life of an asset are capitalized and depreciated.

Costs associated with the acquisition or development of software for internal use are capitalized and amortized over the expected useful life of the software, from three to seven years. A subsequent addition, modification or upgrade to internal-use software is capitalized to the extent that it enhances the software's functionality or extends its useful life. Capitalized software is included in Fixtures and equipment. Software maintenance and training costs are expensed in the period incurred.

Property under capital lease is comprised of buildings and equipment used in our operations. The related depreciation for capital lease assets is included in depreciation expense. The carrying value of property under capital lease was $70 million and $69 million at February 2, 2013, and March 3, 2012, respectively, net of accumulated depreciation of $43 million and $60 million, respectively.

Impairment of Long-Lived Assets and Costs Associated With Exit Activities
Impairment of Long-Lived Assets and Costs Associated With Exit Activities

Long-lived assets are evaluated for impairment whenever events or changes in circumstances indicate the carrying value of an asset may not be recoverable. Factors considered important that could result in an impairment review include, but are not limited to, significant underperformance relative to historical or planned operating results, significant changes in the manner of use or expected life of the assets, or significant changes in our business strategies. An impairment loss is recognized when the estimated undiscounted cash flows expected to result from the use of the asset plus net proceeds expected from disposition of the asset (if any) are less than the carrying value of the asset. When an impairment loss is recognized, the carrying amount of the asset is reduced to its estimated fair value based on quoted market prices or other valuation techniques (e.g., discounted cash flow analysis).

When reviewing long-lived assets for impairment, we group long-lived assets with other assets and liabilities at the lowest level for which identifiable cash flows are largely independent of the cash flows of other assets and liabilities. For example, long-lived assets deployed at store locations are reviewed for impairment at the individual store level, which involves comparing the carrying value of all land, buildings, leasehold improvements, fixtures and equipment located at each store to the net cash flow projections for each store. In addition, we conduct separate impairment reviews at other levels as appropriate, for example to evaluate potential impairment of assets shared by several areas of operations, such as information technology systems.

The present value of costs associated with location closings, primarily future lease costs (net of expected sublease income), are charged to earnings when we have ceased using the specific location. We accelerate depreciation on property and equipment we expect to retire when a decision is made to abandon a location.

At February 2, 2013, and March 3, 2012, the obligation associated with location closings included in Accrued liabilities in our Consolidated Balance Sheets was $83 million and $91 million, respectively, and the obligation associated with location closings included in Long-term liabilities in our Consolidated Balance Sheets was $149 million and $48 million, respectively. The obligation associated with location closings at February 2, 2013, included amounts associated with our fiscal 2013, 2012, and 2011 restructuring activities and the obligation associated with location closings at March 3, 2012, included amounts associated with our fiscal 2012 and 2011 restructuring activities.

Leases
Leases

We conduct the majority of our retail and distribution operations from leased locations. The leases require payment of real estate taxes, insurance and common area maintenance, in addition to rent. The terms of our lease agreements generally range from 10 to 20 years. Most of the leases contain renewal options and escalation clauses, and certain store leases require contingent rents based on factors such as specified percentages of revenue or the consumer price index.

For leases that contain predetermined fixed escalations of the minimum rent, we recognize the related rent expense on a straight-line basis from the date we take possession of the property to the end of the initial lease term. We record any difference between the straight-line rent amounts and amounts payable under the leases as part of deferred rent, in Accrued liabilities or Long-term liabilities, as appropriate.

Cash or lease incentives received upon entering into certain store leases ("tenant allowances") are recognized on a straight-line basis as a reduction to rent from the date we take possession of the property through the end of the initial lease term. We record the unamortized portion of tenant allowances as a part of deferred rent, in Accrued liabilities or Long-term liabilities, as appropriate.

At February 2, 2013, and March 3, 2012, deferred rent included in Accrued liabilities in our Consolidated Balance Sheets was $50 million and $42 million, respectively, and deferred rent included in Long-term liabilities in our Consolidated Balance Sheets was $289 million and $317 million, respectively.

We also lease certain equipment under noncancelable operating and capital leases. In addition, we have financing leases for which the gross cost of constructing the asset is included in property and equipment, and amounts reimbursed from the landlord are recorded as financing obligations. Assets acquired under capital and financing leases are depreciated over the shorter of the useful life of the asset or the lease term, including renewal periods, if reasonably assured.

Goodwill and Intangible Assets
Goodwill and Intangible Assets

Goodwill

Goodwill is the excess of the purchase price over the fair value of identifiable net assets acquired in business combinations. We test goodwill for impairment annually, as of the first day of the fiscal fourth quarter, or when indications of potential impairment exist. We monitor the existence of potential impairment indicators throughout the fiscal year. We test for goodwill impairment at the reporting unit level. Our reporting units are the components of operating segments which constitute businesses for which discrete financial information is available and is regularly reviewed by segment management. No components were aggregated in arriving at our reporting units. Our reporting units with goodwill balances at the beginning of fiscal 2013 (11-month) were Best Buy Domestic, Best Buy Canada, and Five Star.

As a result of the change in our fiscal year-end, we brought forward our annual goodwill impairment testing date by one fiscal month in order to continue our existing practice of assessing goodwill for impairment as of the first day of the fiscal fourth quarter. We believe this change is preferable because it aligns our annual goodwill impairment testing with our financial planning process, which was also adjusted in fiscal 2013 (11-month) to align with our new fiscal calendar. This will allow us to utilize management's updated forecasts in the discounted cash flow ("DCF") analysis used in the estimate of fair value of our reporting units. We have prospectively applied the change in the annual goodwill impairment testing date from November 4, 2012, as it is impracticable to determine objectively the estimates and assumptions necessary to perform the annual goodwill impairment test without the use of hindsight as of each annual impairment testing date for periods prior to November 4, 2012. The change in the annual goodwill impairment testing date did not affect the amount of goodwill impairment charge recorded in fiscal 2013 (11-month) and did not accelerate or delay the timing of recognition of the goodwill impairment charge.

We review goodwill for impairment by first assessing qualitative factors to determine whether it is more likely than not that the fair value of the reporting unit is less than its carrying amount, including goodwill, as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. If it is determined that it is not more likely than not that the fair value of the reporting unit is less than its carrying amount, we conclude that goodwill is not impaired. If it is determined that it is more likely than not that the fair value of the reporting unit is less than its carrying amount, we conduct detailed impairment testing. The first step of the detailed testing involves estimating the fair value of the reporting unit and comparing this to its carrying amount, including goodwill. If the carrying amount of the reporting unit exceeds its fair value, the second step of the two-step goodwill impairment test is required to measure the goodwill impairment loss. The second step includes hypothetically valuing all tangible and intangible assets and liabilities of the reporting unit as if the reporting unit had been acquired in a business combination. Then, the implied fair value of the reporting unit’s goodwill is compared to the carrying amount of that goodwill. If the carrying amount of the reporting unit’s goodwill exceeds the implied fair value of the goodwill, we recognize an impairment loss in an amount equal to the excess, not to exceed the carrying amount.

Initial goodwill impairment assessments as of November 4, 2012, based on forecasts in place at that time, indicated that fair value exceeded carrying value for each reporting unit. However, operating performance in our Best Buy Canada and Five Star reporting units fell significantly below expectations in the later part of the fiscal fourth quarter. Therefore, we updated our forecasts for Best Buy Canada and Five Star and tested for goodwill impairment as of the end of fiscal 2013 (11-month). The updated forecasts, which were used as the basis for our DCF valuations for goodwill testing purposes, reflected significantly lower cash flows than previously forecast. Our analysis for step one of detailed impairment testing indicated that carrying values exceeded fair values for both Best Buy Canada and Five Star. Step two entailed allocating the fair values determined from step one to the fair value of all recognized and appropriate unrecognized assets and liabilities to determine the implied fair value of goodwill. In both cases, this analysis led to the conclusion that goodwill had no value, and therefore we recorded full impairment of the goodwill associated with Best Buy Canada ($611 million) and Five Star ($208 million). The combined goodwill impairment expense of $819 million is included in our International segment.

For the Best Buy Domestic reporting unit, we determined that the fair value of the reporting unit exceeded its carrying value by a substantial margin and there were no events during the fourth quarter of fiscal 2013 (11-month) that would be more likely than not to reduce the fair value of the Domestic reporting unit below its carrying amount.

Refer to Note 3, Profit Share Buy-Out, for further information on the $1.2 billion goodwill impairment attributable to the Best Buy Europe reporting unit recorded in the fourth quarter of fiscal 2012. No goodwill impairments were recorded in fiscal 2011.

Tradenames and Customer Relationships

We have an indefinite-lived tradename related to Pacific Sales included within our Domestic segment. We also have indefinite-lived tradenames related to Future Shop, Five Star, The Carphone Warehouse and The Phone House included within our International segment.

We have definite-lived intangible assets related to customer relationships acquired as part of our acquisition of mindSHIFT within our Domestic segment, and Best Buy Europe within our International segment.

Our valuation of identifiable intangible assets acquired is based on information and assumptions available to us at the time of acquisition, using income and market approaches to determine fair value. We amortize definite-lived intangible assets over their estimated useful lives. We do not amortize our indefinite-lived tradenames, but test for impairment annually, or when indications of potential impairment exist.

We utilize the relief from royalty method to determine the fair value of each of our indefinite-lived tradenames. If the carrying value exceeds the fair value, we recognize an impairment loss in an amount equal to the excess. No impairments were identified during fiscal 2013 (11-month).

The changes in the carrying amount of goodwill and indefinite-lived tradenames by segment were as follows in fiscal 2013 (11-month), 2012 and 2011 ($ in millions):

	Goodwill			Indefinite-Lived Tradenames
	Domestic	International	Total	Domestic	International	Total
Balances at February 27, 2010	$434	$2,018	$2,452	$32	$80	$112
Acquisitions	—	5	5	—	—	—
Impairments(1)	—	—	—	(10)	—	(10)
Sale of business(2)	(12)	—	(12)	(1)	—	(1)
Changes in foreign currency exchange rates	—	9	9	—	4	4
Balances at February 26, 2011	422	2,032	2,454	21	84	105
Acquisitions(3)	94	—	94	1	—	1
Impairments	—	(1,207)	(1,207)	—	—	—
Sale of business	—	(7)	(7)	(3)	(2)	(5)
Changes in foreign currency exchange rates	—	1	1	—	1	1
Other(4)	—	—	—	—	28	28
Balances at March 3, 2012	516	819	1,335	19	111	130
Acquisitions(5)	15	—	15	—	—	—
Impairments	(3)	(819)	(822)	—	—	—
Changes in foreign currency exchange rates	—	—	—	—	1	1
Balances at February 2, 2013	$528	$—	$528	$19	$112	$131

(1)
As part of our fiscal 2011 restructuring activities, we recorded an impairment charge related to certain indefinite-lived tradenames in our Domestic segment. See Note 7, Restructuring Charges, for further information.

(2)	As a result of the sale of our Speakeasy business in the second quarter of fiscal 2011, we eliminated the carrying value of the related goodwill and indefinite-lived tradenames as of the date of sale.

(3)	Represents goodwill acquired, primarily as a result of the mindSHIFT acquisition in fiscal 2012.

(4)
Represents the transfer of certain definite-lived tradenames (at their net book value) to indefinite-lived tradenames following our decision to no longer phase out certain tradenames. We believe these tradenames will continue to contribute to our future cash flows indefinitely.

(5)	Represents goodwill acquired, primarily as a result of an acquisition made by mindSHIFT in fiscal 2013 (11-month).

The following table provides the gross carrying amount of goodwill and cumulative goodwill impairment losses ($ in millions):

	February 2, 2013		March 3, 2012
	Gross Carrying Amount	Cumulative Impairment	Gross Carrying Amount	Cumulative Impairment
Goodwill	$2,608	$(2,080)	$2,596	$(1,261)

Our tradenames and customer relationships were as follows ($ in millions):

	February 2, 2013		March 3, 2012
	Tradenames	Customer Relationships	Tradenames	Customer Relationships
Indefinite-lived	$131	$—	$130	$—
Definite-lived	—	203	—	229
Total	$131	$203	$130	$229

The following table provides the gross carrying amount and related accumulated amortization of definite-lived intangible assets ($ in millions):

	February 2, 2013		March 3, 2012
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Customer relationships	$475	$(272)	$453	$(224)

Total amortization expense was $5 million, $1 million, and $0 million in fiscal 2013 (11-month), 2012, and 2011, respectively. At February 2, 2013, future continuing operations amortization expense for identifiable intangible assets for the next five fiscal years was expected to be ($ in millions):

Fiscal Year
2014	$6
2015	6
2016	6
2017	6
2018	6
Thereafter	47

Lease Rights

Lease rights represent costs incurred to acquire the lease of a specific commercial property. Lease rights are recorded at cost and are amortized to rent expense over the remaining lease term, including renewal periods, if reasonably assured. Amortization periods range up to 15 years, beginning with the date we take possession of the property.

The following table provides the gross carrying amount and related accumulated amortization of lease rights ($ in millions):

	February 2, 2013		March 3, 2012
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Lease rights	$132	$(73)	$130	$(73)

Lease rights amortization expense was $5 million, $5 million, and $6 million in fiscal 2013 (11-month), 2012 and 2011, respectively. We expect current lease rights amortization expense to be approximately $3 million for each of the next five fiscal years

Investments
Investments

Debt Securities

Our long-term investments in debt securities are comprised of auction-rate securities ("ARS"). Based on our ability to market and sell these instruments, we classify ARS as available-for-sale and carry them at fair value. ARS were intended to behave like short-term debt instruments because their interest rates reset periodically through an auction process, typically at intervals of 7, 28 and 35 days. Investments in these securities can be sold for cash at par value on the auction date if the auction is successful. The majority of our ARS are AAA/Aaa or AA/Aa rated. The AAA/Aaa rated ARS are collateralized by student loans, which are guaranteed 95% to 100% by the U.S. government, while the AA/Aa rated ARS are municipal revenue bonds, insured by bond insurers. We also hold ARS that are in the form of municipal revenue bonds, which are AA/Aa-rated and insured by bond insurers. We do not have any investments in securities that are collateralized by assets that include mortgages or subprime debt. Our intent with these investments is to recover the full principal amount through a successful auction process, a sale outside of the auction process, a refinancing or settlement upon maturity. See Note 5, Investments, for further information.

In accordance with our investment policy, we place our investments in debt securities with issuers who have high-quality credit and limit the amount of investment exposure to any one issuer. The primary objective of our investment activities is to preserve principal and maintain a desired level of liquidity to meet working capital needs. We seek to preserve principal and minimize exposure to interest rate fluctuations by limiting default risk, market risk and reinvestment risk.
Other Investments

We also have investments that are accounted for on either the cost method or the equity method that we include in Equity and Other Investments in our Consolidated Balance Sheets.

We review the key characteristics of our debt and other investments portfolio and their classification in accordance with GAAP on a quarterly basis, or when indications of potential impairment exist. If a decline in the fair value of a security is deemed by management to be other-than-temporary, we write down the cost basis of the investment to fair value, and the amount of the write-down is included in net earnings. We incurred $27 million of investment impairments in fiscal 2013 (11-month) associated with Phase One of our Renew Blue restructuring plan. See Note 7, Restructuring Charges, for further information.

Insurance

Insurance

We are self-insured for certain losses related to health, workers' compensation and general liability claims, although we obtain third-party insurance coverage to limit our exposure to these claims. A portion of these self-insured losses are managed through a wholly-owned insurance captive. We estimate our self-insured liabilities using a number of factors, including historical claims experience, an estimate of incurred but not reported claims, demographic and severity factors, and valuations provided by independent third-party actuaries.

Income Taxes

Income Taxes

We account for income taxes using the asset and liability method. Under this method, deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, and operating loss and tax credit carryforwards. We record a valuation allowance to reduce the carrying amounts of deferred tax assets if it is more likely than not that such assets will not be realized.

In determining our provision for income taxes, we use an annual effective income tax rate based on annual income, permanent differences between book and tax income, and statutory income tax rates. The effective income tax rate also reflects our assessment of the ultimate outcome of tax audits. We adjust our annual effective income tax rate as additional information on outcomes or events becomes available. Discrete events such as audit settlements or changes in tax laws are recognized in the period in which they occur.

Our income tax returns are periodically audited by U.S. federal, state and local and foreign tax authorities. At any one time, multiple tax years are subject to audit by the various tax authorities. In evaluating the tax benefits associated with our various tax filing positions, we record a tax benefit for uncertain tax positions using the highest cumulative tax benefit that is more likely than not to be realized. A number of years may elapse before a particular matter, for which we have established a liability, is audited and effectively settled. We adjust our liability for unrecognized tax benefits in the period in which we determine the issue is effectively settled with the tax authorities, the statute of limitations expires for the relevant taxing authority to examine the tax position or when more information becomes available. We include our liability for unrecognized tax benefits, including accrued penalties and interest, in Accrued income taxes and Long-term liabilities on our Consolidated Balance Sheets and in Income tax expense in our Consolidated Statements of Earnings.

Accrued Liabilities

Accrued Liabilities

The major components of accrued liabilities at February 2, 2013, and March 3, 2012, were deferred revenue, state and local tax liabilities, rent-related liabilities including accrued real estate taxes, loyalty program liabilities and self-insurance reserves.

Long-Term Liabilities

Long-Term Liabilities

The major components of long-term liabilities at February 2, 2013, and March 3, 2012, were unrecognized tax benefits, rent-related liabilities, deferred revenue, deferred compensation plan liabilities and self-insurance reserves.

Foreign Currency

Foreign Currency

Foreign currency denominated assets and liabilities are translated into U.S. dollars using the exchange rates in effect at our consolidated balance sheet date. For operations reported on a one-month lag, we use the exchange rates in effect one month prior to our consolidated balance sheet date. Results of operations and cash flows are translated using the average exchange rates throughout the period. The effect of exchange rate fluctuations on translation of assets and liabilities is included as a component of Shareholders' equity in Accumulated other comprehensive income. Gains and losses from foreign currency transactions, which are included in SG&A, have not been significant in any of the periods presented.

Revenue Recognition

Revenue Recognition

Our revenue arises primarily from sales of merchandise and services. We also record revenue from sales of service contracts, extended warranties, other commissions and credit card programs. Revenue excludes sales taxes collected.

We recognize revenue when the sales price is fixed or determinable, collection is reasonably assured and the customer takes possession of the merchandise, or in the case of services, the service has been provided. Revenue is recognized for store sales when the customer receives and pays for the merchandise. For online sales, we defer revenue and the related product costs for shipments that are in-transit to the customer, and recognize revenue at the time the customer receives the product. Online customers typically receive goods within a few days of shipment. Revenue from merchandise sales and services is reported net of sales returns, including an estimate of future returns based on historical return rates, with a corresponding reduction to cost of sales. Our sales returns reserve was $14 million and $18 million at February 2, 2013, and March 3, 2012, respectively.

We sell service contracts and extended warranties that typically have terms ranging from three months to four years. We also receive commissions for customer subscriptions with various third parties, notably from mobile phone network operators. In instances where we are deemed to be the obligor on the service contract or subscription, the service and commission revenue is deferred and recognized ratably over the term of the service contract or subscription period. In instances where we are not deemed to be the obligor on the service contract or subscription, commissions are recognized in revenue when such commission has been earned, primarily driven by customer activation. Service and commission revenues earned from the sale of extended warranties represented 2.4%, 2.4% and 2.3% of revenue in fiscal 2013 (11-month), 2012 and 2011, respectively.

For revenue transactions that involve multiple deliverables, we defer the revenue associated with any undelivered elements. The amount of revenue deferred in connection with the undelivered elements is determined using the relative fair value of each element, which is generally based on each element's relative retail price.

At February 2, 2013, and March 3, 2012, deferred revenue included within Accrued liabilities in our Consolidated Balance Sheets was $451 million and $469 million, respectively. At February 2, 2013, and March 3, 2012, deferred revenue included within Long-term liabilities in our Consolidated Balance Sheets was $62 million and $96 million, respectively.

For additional information related to our credit card arrangements and customer loyalty programs, see Credit Services and Financing and Sales Incentives, respectively, below.

Gift Cards

Gift Cards

We sell gift cards to our customers in our retail stores, through our websites and through selected third parties. We do not charge administrative fees on unused gift cards, and our gift cards do not have an expiration date. We recognize revenue from gift cards when: (i) the gift card is redeemed by the customer, or (ii) the likelihood of the gift card being redeemed by the customer is remote ("gift card breakage"), and we determine that we do not have a legal obligation to remit the value of unredeemed gift cards to the relevant jurisdictions. We determine our gift card breakage rate based upon historical redemption patterns. Based on our historical information, the likelihood of a gift card remaining unredeemed can be determined 24 months after the gift card is issued. At that time, we recognize breakage income for those cards for which the likelihood of redemption is deemed remote and we do not have a legal obligation to remit the value of such unredeemed gift cards to the relevant jurisdictions. Gift card breakage income is included in revenue in our Consolidated Statements of Earnings

Credit Services and Financing

Credit Services and Financing

In the U.S., we have private-label and co-branded credit card agreements with banks for the issuance of promotional financing and customer loyalty credit cards bearing the Best Buy brand. Under the agreements, the banks manage and directly extend credit to our customers. Cardholders who choose a private-label credit card can receive low- or zero-interest promotional financing on qualifying purchases.

The banks are the sole owner of the accounts receivable generated under the programs and absorb losses associated with non-payment by the cardholders and fraudulent usage of the accounts. Accordingly, we do not hold any consumer receivables related to these programs. We earn revenue from fees the banks pay to us based on the number of new account activations and the performance of the portfolio. In accordance with accounting guidance for revenue arrangements with multiple deliverables, we defer revenue received from account activations and recognize on a straight-line basis over the remaining term of the applicable agreement with the banks. The banks may also reimburse us for certain costs such as tender costs and Reward Zone points associated with our programs. We pay financing fees, which are recognized as a reduction of revenue, to the banks, and these fees are variable based on certain factors such as the London Interbank Offered Rate ("LIBOR"), charge volume and/or the types of promotional financing offers.

We also have similar agreements for the issuance of private-label and/or co-branded credit cards with banks for our businesses in Canada, China and Mexico, and we account for these programs in a manner consistent with the U.S. agreements.

In addition to our private-label and co-branded credit cards, we also accept Visa®, MasterCard®, Discover®, JCB® and American Express® credit cards, as well as debit cards from all major international networks.

Sales Incentives
Sales Incentives

We frequently offer sales incentives that entitle our customers to receive a reduction in the price of a product or service. Sales incentives include discounts, coupons and other offers that entitle a customer to receive a reduction in the price of a product or service either at the point of sale or by submitting a claim for a refund or rebate. For sales incentives issued to a customer in conjunction with a sale of merchandise or services, for which we are the obligor, the reduction in revenue is recognized at the time of sale, based on the retail value of the incentive expected to be redeemed.

Customer Loyalty Programs

We have customer loyalty programs which allow members to earn points for each qualifying purchase. Points earned enable members to receive a certificate that may be redeemed on future purchases at our Best Buy branded stores. There are two ways that members may participate and earn loyalty points.

First, we have customer loyalty programs where members earn points for each purchase. Depending on the customer's membership level within our loyalty program, certificates expire either three or six months from the date of issuance. The retail value of points earned by our loyalty program members is included in accrued liabilities and recorded as a reduction of revenue at the time the points are earned, based on the percentage of points that are projected to be redeemed.

Second, under our co-branded credit card agreements with banks, we have a customer loyalty credit card bearing the Best Buy brand. Cardholders earn points for purchases made at our stores and related websites in the U.S., as well as purchases at other merchants. Points earned entitle cardholders to receive certificates that may be redeemed on future purchases at our stores and related websites. Certificates expire either three or six months from the date of issuance. The retail value of points earned by our cardholders is included in accrued liabilities and recorded as a reduction of revenue at the time the points are earned, based on the percentage of points that are projected to be redeemed.

We recognize revenue when: (i) a certificate is redeemed by the customer, (ii) a certificate expires or (iii) the likelihood of a certificate being redeemed by a customer is remote ("certificate breakage"). We determine our certificate breakage rate based upon historical redemption patterns.

Cost of Goods Sold

Cost of Goods Sold and Selling, General and Administrative Expenses

The following table illustrates the primary costs classified in each major expense category:

Cost of Goods Sold
•	Total cost of products sold including:
	—	Freight expenses associated with moving merchandise inventories from our vendors to our distribution centers;
	—	Vendor allowances that are not a reimbursement of specific, incremental and identifiable costs to promote a vendor's products; and
	—	Cash discounts on payments to merchandise vendors;
•	Cost of services provided including:
	—	Payroll and benefits costs for services employees; and
	—	Cost of replacement parts and related freight expenses;
•	Physical inventory losses;
•	Markdowns;
•	Customer shipping and handling expenses;
•	Costs associated with operating our distribution network, including payroll and benefit costs, occupancy costs, and depreciation; and
•	Freight expenses associated with moving merchandise inventories from our distribution centers to our retail stores.

SG&A
•	Payroll and benefit costs for retail and corporate employees;
•	Occupancy and maintenance costs of retail, services and corporate facilities;
•	Depreciation and amortization related to retail, services and corporate assets;
•	Advertising costs;
•	Vendor allowances that are a reimbursement of specific, incremental and identifiable costs to promote a vendor's products;
•	Tender costs, including bank charges and costs associated with credit and debit card interchange fees;
•	Charitable contributions;
•	Outside and outsourced service fees;
•	Long-lived asset impairment charges; and
•	Other administrative costs, such as supplies, and travel and lodging.

Selling, General and Administrative Expenses

Cost of Goods Sold and Selling, General and Administrative Expenses

The following table illustrates the primary costs classified in each major expense category:

Cost of Goods Sold
•	Total cost of products sold including:
	—	Freight expenses associated with moving merchandise inventories from our vendors to our distribution centers;
	—	Vendor allowances that are not a reimbursement of specific, incremental and identifiable costs to promote a vendor's products; and
	—	Cash discounts on payments to merchandise vendors;
•	Cost of services provided including:
	—	Payroll and benefits costs for services employees; and
	—	Cost of replacement parts and related freight expenses;
•	Physical inventory losses;
•	Markdowns;
•	Customer shipping and handling expenses;
•	Costs associated with operating our distribution network, including payroll and benefit costs, occupancy costs, and depreciation; and
•	Freight expenses associated with moving merchandise inventories from our distribution centers to our retail stores.

SG&A
•	Payroll and benefit costs for retail and corporate employees;
•	Occupancy and maintenance costs of retail, services and corporate facilities;
•	Depreciation and amortization related to retail, services and corporate assets;
•	Advertising costs;
•	Vendor allowances that are a reimbursement of specific, incremental and identifiable costs to promote a vendor's products;
•	Tender costs, including bank charges and costs associated with credit and debit card interchange fees;
•	Charitable contributions;
•	Outside and outsourced service fees;
•	Long-lived asset impairment charges; and
•	Other administrative costs, such as supplies, and travel and lodging.

Vendor Allowances

Vendor Allowances

We receive funds from vendors for various programs, primarily as reimbursements for costs such as markdowns, margin protection, advertising and sales incentives.

Vendor allowances provided as a reimbursement of specific, incremental and identifiable costs incurred to promote a vendor's products are included in SG&A as an expense reduction when the cost is incurred. All other vendor allowances are generally in the form of receipt-based funds or sell-through credits. Receipt-based funds are generally determined based on our level of inventory purchases and initially deferred and recorded as a reduction of merchandise inventories. The deferred amounts are then included as a reduction of cost of goods sold when the related product is sold. Sell-through credits are generally based on the number of units we sell over a specified period and are recognized when the related product is sold.

Advertising Costs
Advertising Costs

Advertising costs, which are included in SG&A, are expensed the first time the advertisement runs. Advertising costs consist primarily of print and television advertisements as well as promotional events. Net advertising expenses were $732 million, $828 million and $710 million in fiscal 2013 (11-month), 2012 and 2011, respectively.

Pre-Opening Costs	Pre-Opening Costs Non-capital expenditures associated with opening new stores are expensed as incurred.
Stock-Based Compensation
Stock-Based Compensation

We apply the fair value recognition provisions of accounting guidance as they relate to our stock-based compensation, which require us to recognize expense for the fair value of our stock-based compensation awards. We recognize compensation expense on a straight-line basis over the requisite service period of the award (or to an employee's eligible retirement date, if earlier).

New Accounting Standards
New Accounting Standards

Comprehensive Income — In June 2011, the FASB issued new guidance on the presentation of comprehensive income. Specifically, the new guidance requires an entity to present components of net income and other comprehensive income in one continuous statement, referred to as the statement of comprehensive income, or in two separate, but consecutive statements. The new guidance eliminated the previous option to report other comprehensive income and its components in the statement of changes in equity. While the new guidance changes the presentation of comprehensive income, there are no changes to the components that are recognized in net income or other comprehensive income under current accounting guidance. This new guidance was effective for fiscal years and interim periods beginning after December 15, 2011. Accordingly, we adopted the new guidance on March 4, 2012, and have presented total comprehensive income in the Consolidated Statements of Comprehensive Income.

Summary of Significant Accounting Policies (Tables)	11 Months Ended
Feb. 02, 2013
Summary of Significant Accounting Policies [Abstract]
Schedule of estimated useful lives by major asset category	Estimated useful lives by major asset category are as follows:

Asset	Life (in years)
Buildings	25-50
Leasehold improvements	3-25
Fixtures and equipment	3-20
Property under capital lease	2-20

Schedule of changes in carrying amount of goodwill and indefinite lived tradenames by segment

The changes in the carrying amount of goodwill and indefinite-lived tradenames by segment were as follows in fiscal 2013 (11-month), 2012 and 2011 ($ in millions):

	Goodwill			Indefinite-Lived Tradenames
	Domestic	International	Total	Domestic	International	Total
Balances at February 27, 2010	$434	$2,018	$2,452	$32	$80	$112
Acquisitions	—	5	5	—	—	—
Impairments(1)	—	—	—	(10)	—	(10)
Sale of business(2)	(12)	—	(12)	(1)	—	(1)
Changes in foreign currency exchange rates	—	9	9	—	4	4
Balances at February 26, 2011	422	2,032	2,454	21	84	105
Acquisitions(3)	94	—	94	1	—	1
Impairments	—	(1,207)	(1,207)	—	—	—
Sale of business	—	(7)	(7)	(3)	(2)	(5)
Changes in foreign currency exchange rates	—	1	1	—	1	1
Other(4)	—	—	—	—	28	28
Balances at March 3, 2012	516	819	1,335	19	111	130
Acquisitions(5)	15	—	15	—	—	—
Impairments	(3)	(819)	(822)	—	—	—
Changes in foreign currency exchange rates	—	—	—	—	1	1
Balances at February 2, 2013	$528	$—	$528	$19	$112	$131

(1)
As part of our fiscal 2011 restructuring activities, we recorded an impairment charge related to certain indefinite-lived tradenames in our Domestic segment. See Note 7, Restructuring Charges, for further information.

(2)	As a result of the sale of our Speakeasy business in the second quarter of fiscal 2011, we eliminated the carrying value of the related goodwill and indefinite-lived tradenames as of the date of sale.

(3)	Represents goodwill acquired, primarily as a result of the mindSHIFT acquisition in fiscal 2012.

(4)
Represents the transfer of certain definite-lived tradenames (at their net book value) to indefinite-lived tradenames following our decision to no longer phase out certain tradenames. We believe these tradenames will continue to contribute to our future cash flows indefinitely.

(5)	Represents goodwill acquired, primarily as a result of an acquisition made by mindSHIFT in fiscal 2013 (11-month).

Schedule of gross amount of goodwill and accumulated goodwill impairment losses

The following table provides the gross carrying amount of goodwill and cumulative goodwill impairment losses ($ in millions):

	February 2, 2013		March 3, 2012
	Gross Carrying Amount	Cumulative Impairment	Gross Carrying Amount	Cumulative Impairment
Goodwill	$2,608	$(2,080)	$2,596	$(1,261)

Schedule of tradenames and customer relationships
Our tradenames and customer relationships were as follows ($ in millions):

	February 2, 2013		March 3, 2012
	Tradenames	Customer Relationships	Tradenames	Customer Relationships
Indefinite-lived	$131	$—	$130	$—
Definite-lived	—	203	—	229
Total	$131	$203	$130	$229

Schedule of gross carrying amount and related accumulated amortization of definite-lived intangible assets

	February 2, 2013		March 3, 2012
	Tradenames	Customer Relationships	Tradenames	Customer Relationships
Indefinite-lived	$131	$—	$130	$—
Definite-lived	—	203	—	229
Total	$131	$203	$130	$229

The following table provides the gross carrying amount and related accumulated amortization of definite-lived intangible assets ($ in millions):

	February 2, 2013		March 3, 2012
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Customer relationships	$475	$(272)	$453	$(224)

Future amortization expense for identifiable intangible assets for the next five fiscal years

Total amortization expense was $5 million, $1 million, and $0 million in fiscal 2013 (11-month), 2012, and 2011, respectively. At February 2, 2013, future continuing operations amortization expense for identifiable intangible assets for the next five fiscal years was expected to be ($ in millions):

Fiscal Year
2014	$6
2015	6
2016	6
2017	6
2018	6
Thereafter	47

Schedule of gross carrying amount and related accumulated amortization of lease rights

The following table provides the gross carrying amount and related accumulated amortization of lease rights ($ in millions):

	February 2, 2013		March 3, 2012
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Lease rights	$132	$(73)	$130	$(73)

Schedule of self-insured liabilities
Our self-insured liabilities included in the Consolidated Balance Sheets were as follows ($ in millions):

	February 2, 2013	March 3, 2012
Accrued liabilities	$77	$77
Long-term liabilities	47	47
Total	$124	$124

Schedule of gift card breakage income	Gift card breakage income was as follows in fiscal 2013 (11-month), 2012 and 2011 ($ in millions):

	11-Month	12-Month
	2013	2012	2011
Gift card breakage income	$46	$54	$51

Schedule of primary costs classified in each major expense category

The following table illustrates the primary costs classified in each major expense category:

Cost of Goods Sold
•	Total cost of products sold including:
	—	Freight expenses associated with moving merchandise inventories from our vendors to our distribution centers;
	—	Vendor allowances that are not a reimbursement of specific, incremental and identifiable costs to promote a vendor's products; and
	—	Cash discounts on payments to merchandise vendors;
•	Cost of services provided including:
	—	Payroll and benefits costs for services employees; and
	—	Cost of replacement parts and related freight expenses;
•	Physical inventory losses;
•	Markdowns;
•	Customer shipping and handling expenses;
•	Costs associated with operating our distribution network, including payroll and benefit costs, occupancy costs, and depreciation; and
•	Freight expenses associated with moving merchandise inventories from our distribution centers to our retail stores.

SG&A
•	Payroll and benefit costs for retail and corporate employees;
•	Occupancy and maintenance costs of retail, services and corporate facilities;
•	Depreciation and amortization related to retail, services and corporate assets;
•	Advertising costs;
•	Vendor allowances that are a reimbursement of specific, incremental and identifiable costs to promote a vendor's products;
•	Tender costs, including bank charges and costs associated with credit and debit card interchange fees;
•	Charitable contributions;
•	Outside and outsourced service fees;
•	Long-lived asset impairment charges; and
•	Other administrative costs, such as supplies, and travel and lodging.

Fiscal Year-End Change (Tables)	11 Months Ended
Feb. 02, 2013
Fiscal Year-End Change [Abstract]
Fiscal Year Change
The following table shows the fiscal months included within our financial statements and footnotes for fiscal 2013 (11-month), as well as the fiscal months included within our financial statements and footnotes for fiscal 2012 and 2011:

New Fiscal Calendar(1)	Previous Fiscal Calendar(1)
2013 (11-Month)	2012	2011
March 2012 - January 2013	March 2011 - February 2012	March 2010 - February 2011

(1)	For entities reported on a lag, the fiscal months included in fiscal 2013 (11-month) were February through December, and in fiscal 2012 and 2011 were January through December.

Fiscal Year-End Change
The following is selected financial data for the one month ended January 31, 2012, and the comparable prior year period, for entities reported on a lag ($ in millions):

	One Month Ended
	January 31, 2012	January 31, 2011
	(unaudited)	(unaudited)
Revenue	$189	$249
Gross profit	16	24
Operating loss	(14)	(1)
Net loss from continuing operations	(13)	—
Loss from discontinued operations, net of tax	(12)	(28)
Net loss including noncontrolling interests	(25)	(28)
Net loss attributable to Best Buy Co., Inc. shareholders(2)	(14)	(33)

(1)
The net loss attributable to Best Buy Co., Inc. shareholders for the one month ended January 31, 2012 represents the adjustment to Retained earnings within the Consolidated Statements of Changes in Shareholders' Equity as a result of the exclusion of January results for entities reported on a lag.

Discontinued Operations (Tables)	11 Months Ended
Feb. 02, 2013
Discontinued Operations and Disposal Groups [Abstract]
Schedule of financial results of discontinued operations

The financial results of discontinued operations for fiscal 2013 (11-month), 2012 and 2011 were as follows ($ in millions):

	11-Month	12-Month
	2013	2012	2011

Revenue	$5,138	$5,639	$5,840

Restructuring charges(1)	34	239	75

Gain (loss) from discontinued operations before income tax benefit	13	(1,521)	(169)
Income tax benefit	38	122	70
Equity in loss of affiliates	(5)	(3)	—
Net gain (loss) from discontinued operations including noncontrolling interests	46	(1,402)	(99)
Net earnings from discontinued operations attributable to noncontrolling interests	(19)	(1,250)	(87)
Net gain (loss) from discontinued operations attributable to Best Buy Co., Inc. shareholders	$27	$(2,652)	$(186)

(1)	See Note 7, Restructuring Charges, for further discussion of the restructuring charges associated with discontinued operations.

Investments (Tables)	11 Months Ended
Feb. 02, 2013
Investments, Debt and Equity Securities [Abstract]
Schedule of Investments
Investments were comprised of the following ($ in millions):

	February 2, 2013	March 3, 2012
Equity and other investments
Debt securities (auction rate securities)	$21	$82
Marketable equity securities	27	3
Other investments	38	55
Total equity and other investments	$86	$140

Auction Rate Securities
Our ARS portfolio consisted of the following, at fair value ($ in millions):

Description	Nature of collateral or guarantee	February 2, 2013	March 3, 2012
Student loan bonds	Student loans guaranteed 95% to 100% by the U.S. government	$19	$80
Municipal revenue bonds	100% insured by AAA/Aaa-rated bond insurers at February 2, 2013	2	2
Total fair value plus accrued interest(1)		$21	$82

(1)
The par value and weighted-average interest rates (taxable equivalent) of our ARS were $23 million and $88 million and 0.4% and 0.5%, respectively, at February 2, 2013, and March 3, 2012, respectively.

Fair Value Measurements (Tables)	11 Months Ended
Feb. 02, 2013
Fair Value Disclosures [Abstract]
Fair value, assets and liabilities measured on recurring basis
The following tables set forth by level within the fair value hierarchy, our financial assets and liabilities that were accounted for at fair value on a recurring basis at February 2, 2013, and March 3, 2012, according to the valuation techniques we used to determine their fair values ($ in millions).

		Fair Value Measurements Using Inputs Considered as
	Fair Value at February 2, 2013	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Cash and cash equivalents
Money market funds	$520	$520	$—	$—
Other current assets
Foreign currency derivative instruments	1	—	1	—
Equity and other investments
Auction rate securities	21	—	—	21
Marketable equity securities	27	27	—	—

		Fair Value Measurements Using Inputs Considered as
	Fair Value at March 3, 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Cash and cash equivalents
Money market funds	$272	$272	$—	$—
Other current assets
Money market funds (restricted assets)	119	119	—	—
U.S. Treasury bills (restricted assets)	30	30	—	—
Foreign currency derivative instruments	1	—	1	—
Equity and other investments
Auction rate securities	82	—	—	82
Marketable equity securities	3	3	—	—
Liabilities
Accrued liabilities
Foreign currency derivative instruments	2	—	2	—

Fair value, assets measured on a recurring basis, unobservable input reconciliation

The following table provides a reconciliation between the beginning and ending balances of items measured at fair value on a recurring basis in the tables above that used significant unobservable inputs (Level 3) ($ in millions).

	Debt securities — Auction rate securities only
	Student loan bonds	Municipal revenue bonds	Total
Balances at February 26, 2011	$108	$2	$110
Changes in unrealized losses in other comprehensive income	(1)	—	(1)
Sales	(27)	—	(27)
Balances at March 3, 2012	$80	$2	$82
Changes in unrealized losses in other comprehensive income	4	—	4
Sales	(65)	—	(65)
Balances at February 2, 2013	$19	$2	$21

Fair value, assets and liabilities measured on nonrecurring basis, fair value remeasurements (impairments)
The following table summarizes the fair value remeasurements for goodwill impairments and restructuring activities recorded for fiscal 2013 (11-month) and 2012 ($ in millions):

	11-Month 2013		12-Month 2012
	Impairments	Remaining Net Carrying Value	Impairments	Remaining Net Carrying Value
Continuing operations
Goodwill	$822	$—	$—	$—
Property and equipment	59	—	22	—
Investments	27	38	—	—
Total	$908	$38	$22	$—
Discontinued operations(1)
Goodwill	$—	$—	$1,207	$—
Property and equipment	11	—	121	—
Tradename	—	—	3	—
Total	$11	$—	$1,331	$—

(1)
Goodwill, property and equipment and tradename impairments associated with discontinued operations are recorded within Gain (loss) from discontinued operations in our Consolidated Statements of Earnings.

Restructuring Charges (Tables)	11 Months Ended
Feb. 02, 2013
Restructuring and Related Activities [Abstract]
Composition of restructuring charges for both the Domestic and International segments
The composition of the restructuring charges we incurred in fiscal 2013 (11-month) was as follows ($ in millions):

Domestic
Continuing operations
Property and equipment impairments	$29
Termination benefits	77
Facility closure and other costs	151
Total	$257
The composition of the restructuring charges we incurred in fiscal 2013 (11-month) for Phase One of the Renew Blue plan was as follows ($ in millions):

	Domestic	International	Total
Continuing operations
Inventory write-downs	$1	$—	$1
Property and equipment impairments	7	23	30
Termination benefits	46	9	55
Investment impairments	27	—	27
Facility closure and other costs	3	55	58
Total	$84	$87	$171
The composition of the restructuring charges we incurred in fiscal 2013 (11-month), 2012, and 2011 as well as the cumulative amount incurred through the end of fiscal 2013 (11-month), for our fiscal 2011 restructuring activities, was as follows ($ in millions):

	Domestic				International				Total
	11-Month 2013	12-Month 2012	12-Month 2011	Cumulative Amount	11-Month 2013	12-Month 2012	12-Month 2011	Cumulative Amount	11-Month 2013	12-Month 2012	12-Month 2011	Cumulative Amount
Continuing operations
Inventory write-downs	$—	$19	$9	$28	$—	$—	$—	$—	$—	$19	$9	$28
Property & equipment impairments(1)	(12)	—	15	3	—	—	107	107	(12)	—	122	110
Termination benefits	—	(3)	16	13	—	—	—	—	—	(3)	16	13
Facility closure and other costs	—	4	—	4	—	—	—	—	—	4	—	4
Total	(12)	20	40	48	—	—	107	107	(12)	20	147	155
Discontinued operations
Inventory write-downs	—	—	—	—	—	—	15	15	—	—	15	15
Property & equipment impairments	—	15	—	15	—	—	25	25	—	15	25	40
Termination benefits	—	4	—	4	—	7	12	19	—	11	12	23
Intangible asset impairments	—	3	10	13	—	—	—	—	—	3	10	13
Facility closure and other costs	—	3	—	3	(1)	(8)	13	4	(1)	(5)	13	7
Total	—	25	10	35	(1)	(1)	65	63	(1)	24	75	98
Total	$(12)	$45	$50	$83	$(1)	$(1)	$172	$170	$(13)	$44	$222	$253

(1)    Included within the property and equipment impairments is a gain on sale of previously impaired property and equipment.
The composition of the restructuring charges we incurred in fiscal 2013 (11-month) and 2012, as well as the cumulative amount incurred through the end of fiscal 2013 (11-month), for our fiscal 2012 restructuring activities, was as follows ($ in millions):

	Domestic			International			Total
	11-Month 2013	12-Month 2012	Cumulative Amount	11-Month 2013	12-Month 2012	Cumulative Amount	11-Month 2013	12-Month 2012	Cumulative Amount
Continuing operations
Property and equipment impairments	$—	$17	$17	$—	$5	$5	$—	$22	$22
Termination benefits	—	1	1	—	—	—	—	1	1
Facility closure and other costs	(1)	5	4	—	—	—	(1)	5	4
Total	(1)	23	22	—	5	5	(1)	28	27
Discontinued operations
Inventory write-downs	—	—	—	—	11	11	—	11	11
Property and equipment impairments	—	—	—	—	106	106	—	106	106
Termination benefits	—	—	—	1	16	17	1	16	17
Facility closure and other costs	—	—	—	(2)	82	80	(2)	82	80
Total	—	—	—	(1)	215	214	(1)	215	214
Total	$(1)	$23	$22	$(1)	$220	$219	$(2)	$243	$241
The composition of the restructuring charges we incurred in fiscal 2013 (11-month) was as follows ($ in millions):

International
Discontinued operations
Property and equipment impairments	$12
Termination benefits	19
Facility closure and other costs	5
Total	$36
Restructuring charges incurred in fiscal 2013 (11-month), 2012, and 2011 were as follows ($ in millions):

	11-Month	12-Month
	2013	2012	2011
Continuing operations
Renew Blue	$171	$—	$—
Fiscal 2013 U.S. restructuring	257	—	—
Fiscal 2012 restructuring	(1)	28	—
Fiscal 2011 restructuring	(12)	20	147
Total	415	48	147
Discontinued operations
Fiscal 2013 Europe restructuring	36	—	—
Fiscal 2012 restructuring	(1)	215	—
Fiscal 2011 restructuring	(1)	24	75
Total (Note 4)	34	239	75
Total	$449	$287	$222

Restructuring activity related to termination benefits and facility closure costs
The following table summarizes our restructuring accrual activity during fiscal 2013 (11-month) related to termination benefits and facility closure and other costs associated with Phase One of the Renew Blue plan ($ in millions):

	Termination Benefits	Facility Closure and Other Costs	Total
Balance at March 3, 2012	$—	$—	$—
Charges	55	54	109
Cash payments	(1)	—	(1)
Balance at February 2, 2013	$54	$54	$108
The following table summarizes our restructuring accrual activity during fiscal 2013 (11-month) related to termination benefits and facility closure and other costs associated with our fiscal 2013 U.S. restructuring activities ($ in millions):

	Termination Benefits	Facility Closure and Other Costs	Total
Balance at March 3, 2012	$—	$—	$—
Charges	109	152	261
Cash payments	(65)	(33)	(98)
Adjustments	(40)	(6)	(46)
Balance at February 2, 2013	$4	$113	$117
The following table summarizes our restructuring accrual activity during fiscal 2013 (11-month) and 2012 related to termination benefits and facility closure and other costs associated with our fiscal 2011 restructuring activities ($ in millions):

	Termination Benefits	Facility Closure and Other Costs(1)	Total
Balance at February 26, 2011	$28	$13	$41
Charges	11	6	17
Cash payments	(33)	(14)	(47)
Adjustments	(3)	4	1
Balance at March 3, 2012	3	9	12
Charges	—	—	—
Cash payments	(2)	(8)	(10)
Adjustments	(1)	(1)	(2)
Changes in foreign currency exchange rates	—	—	—
Balance at February 2, 2013	$—	$—	$—

(1)
Included within the facility closure and other costs adjustments is $10 million from the first quarter of fiscal 2012, representing an adjustment to exclude non-cash charges or benefits, which had no impact on our Consolidated Statements of Earnings in fiscal 2012.

The following table summarizes our restructuring accrual activity during fiscal 2013 (11-month) and 2012 related to termination benefits and facility closure and other costs associated with our fiscal 2012 restructuring activities ($ in millions):

	Termination Benefits	Facility Closure and Other Costs(1)	Total
Balance at February 26, 2011	$—	$—	$—
Charges	17	87	104
Cash payments	—	—	—
Changes in foreign currency exchange rates	—	(2)	(2)
Balance at March 3, 2012	17	85	102
Charges	1	2	3
Cash payments	(18)	(83)	(101)
Adjustments	—	28	28
Changes in foreign currency exchange rates	—	4	4
Balance at February 2, 2013	$—	$36	$36

(1)
Included within the the adjustments to facility closure and other costs is $34 million from the first quarter of fiscal 2013 (11-month), representing an adjustment to exclude non-cash charges or benefits, which had no impact on our Consolidated Statements of Earnings in fiscal 2013 (11-month).

The following table summarizes our restructuring accrual activity during fiscal 2013 (11-month) related to termination benefits and facility closure and other costs associated with our fiscal 2013 Europe restructuring activities ($ in millions):

	Termination Benefits	Facility Closure and Other Costs	Total
Balance at March 3, 2012	$—	$—	$—
Charges	19	5	24
Cash payments	(19)	—	(19)
Balance at February 2, 2013	$—	$5	$5

Debt (Tables)	11 Months Ended
Feb. 02, 2013
Debt Disclosure [Abstract]
Short-term Debt
Short-term debt consisted of the following ($ in millions):

	February 2, 2013		March 3, 2012
	Principal Balance	Interest Rate	Principal Balance	Interest Rate
U.S. revolving credit facility – 364-day	$—	—%	$—	—%
U.S. revolving credit facility – 5-year	—	—%	—	—%
Europe revolving credit facility(1)	596	2.0%	480	2.4%
Canada revolving demand facility	—	—%	—	—%
China revolving demand facilities	—	—%	—	—%
Total short-term debt	$596		$480

(1)
Short-term debt associated with the Europe revolving credit facility is related to our Best Buy Europe operations. We have entered into an agreement to sell our 50% ownership interest in Best Buy Europe, as described in Note 4, Discontinued Operations.

	11-Month	12-Month
Fiscal Year	2013	2012
Maximum month-end amount outstanding during the year	$596	$480
Average amount outstanding during the year	$477	$337
Weighted-average interest rate at year-end	2.0%	2.4%

Schedule of long-term debt
Long-term debt consisted of the following ($ in millions):

	February 2, 2013	March 3, 2012
2013 Notes	$500	$500
2016 Notes	349	349
2021 Notes	648	648
Financing lease obligations, due 2014 to 2019, interest rates ranging from 3.0% to 8.1%	122	149
Capital lease obligations, due 2014 to 2036, interest rates ranging from 2.1% to 8.3%	80	81
Other debt, due 2018 to 2022, interest rates ranging from 3.8% to 6.7%	1	1
Total long-term debt	$1,700	$1,728
Less: current portion(1)	(547)	(43)
Total long-term debt, less current portion	$1,153	$1,685

(1)	Our 2013 Notes due July 15, 2013, are classified in the current portion of long-term debt as of February 2, 2013.

Schedule of future maturities of long-term debt, including capitalized leases
At February 2, 2013, the future maturities of long-term debt, including capitalized leases, consisted of the following ($ in millions):

Fiscal Year
2014	$547
2015	45
2016	35
2017	370
2018	15
Thereafter	688
Total long-term debt	$1,700

Derivative Instruments (Tables)	11 Months Ended
Feb. 02, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Instruments in the Statement of Financial Position, Fair Value
The following table presents the gross fair values for derivative instruments and the corresponding classification at February 2, 2013 and March 3, 2012 ($ in millions):

	February 2, 2013		March 3, 2012
Contract Type	Assets	Liabilities	Assets	Liabilities
No hedge designation (foreign exchange forward contracts)	$1	$—	$1	$(2)

Schedule of Derivative Instruments Effect on Other Comprehensive Income
The following tables present the effects of derivative instruments on other comprehensive income ("OCI") and on our Consolidated Statements of Earnings for fiscal 2013 (11-month) and 2012 ($ in millions):

	11-Month		12-Month
	2013		2012
Contract Type	Pre-tax Gain Recognized in OCI(1)	Loss Reclassified from Accumulated OCI to Earnings (Effective Portion)(2)	Pre-tax Gain Recognized in OCI(1)	Gain Reclassified from Accumulated OCI to Earnings (Effective Portion)(2)
Cash flow hedges (foreign exchange forward contracts)	$—	$(1)	$7	$5

(1)	Reflects the amount recognized in OCI prior to the reclassification of 50% to noncontrolling interests for the cash flow and net investment hedges, respectively.

(2)	Gain reclassified from accumulated OCI is included within Selling, general and administrative expenses in our Consolidated Statements of Earnings.

Schedule of Derivative Instruments Gain (Loss) in Statement of Financial Performance
The following table presents the effects of derivatives not designated as hedging instruments on our Consolidated Statements of Earnings for fiscal 2013 (11-month) and 2012 ($ in millions):

	Gain Recognized within SG&A
	11-Month	12-Month
Contract Type	2013	2012
No hedge designation (foreign exchange forward contracts)	$2	$5

Notional Amounts Foreign Currency Exchange Contracts
The following table presents the notional amounts of our foreign currency exchange contracts at February 2, 2013 and March 3, 2012 ($ in millions):

	Notional Amount
Contract Type	February 2, 2013	March 3, 2012
Derivatives not designated as hedging instruments	$173	$238

Shareholders' Equity (Tables)	11 Months Ended
Feb. 02, 2013
Shareholders' Equity Disclosure [Abstract]
Stock-based compensation expense
Stock-based compensation expense was as follows in fiscal 2013 (11-month), 2012 and 2011 ($ in millions):

	11-Month	12-Month
	2013	2012	2011

Stock options	$43	$76	$90
Share awards
Market-based	2	—	4
Performance-based	—	—	(1)
Time-based	62	33	16
Employee stock purchase plans	5	11	12
Total	$112	$120	$121

Stock option activity
Stock option activity was as follows in fiscal 2013 (11-month):

	Stock Options	Weighted- Average Exercise Price per Share	Weighted-Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in millions)
Outstanding at March 3, 2012	35,801,000	$38.08
Granted	2,864,000	17.30
Exercised	(82,000)	18.69
Forfeited/Canceled	(8,600,000)	35.36
Outstanding at February 2, 2013	29,983,000	$36.93	5.8	$2
Vested or expected to vest at February 2, 2013	29,247,000	$37.29	5.7	$2
Exercisable at February 2, 2013	22,629,000	$39.98	4.9	$—

Assumption used to estimate the fair value of stock option on the date of grant using a lattice model
In fiscal 2013 (11-month), 2012 and 2011, we estimated the fair value of each stock option on the date of grant using a lattice or Black Scholes (for certain individuals) valuation model with the following assumptions:

	11-Month	12-Month
Valuation Assumptions(1)	2013	2012	2011

Risk-free interest rate(2)	0.1% – 2.0%	0.1% – 3.6%	0.2% – 3.9%
Expected dividend yield	2.2%	2.3%	1.5%
Expected stock price volatility(3)	44%	37%	36%
Expected life of stock options (in years)(4)	5.9	6.2	6.1

(1)	Forfeitures are estimated using historical experience and projected employee turnover.

(2)	Based on the U.S. Treasury constant maturity interest rate whose term is consistent with the expected life of our stock options.

(3)
We use an outside valuation advisor to assist us in projecting expected stock price volatility. We consider both the historical volatility of our stock price as well as implied volatilities from exchange-traded options on our stock.

(4)	We estimate the expected life of stock options based upon historical experience.

Summary of the status of nonvested market-based share awards
A summary of the status of our nonvested market-based share awards at February 2, 2013, and changes during fiscal 2013 (11-month), is as follows:

Market-Based Share Awards	Shares	Weighted-Average Fair Value per Share
Outstanding at March 3, 2012	—	$—
Granted	879,000	16.92
Vested	—	—
Forfeited/Canceled	(74,000)	18.63
Outstanding at February 2, 2013	805,000	$16.76

Summary of the status of nonvested performance-based share awards
A summary of the status of our nonvested performance-based share awards at February 2, 2013, and changes during fiscal 2013 (11-month), is as follows:

Performance-Based Share Awards	Shares	Weighted-Average Fair Value per Share
Outstanding at March 3, 2012	912,000	$41.20
Granted	—	—
Vested	(2,000)	44.20
Canceled	(908,000)	41.19
Outstanding at February 2, 2013	2,000	$44.20

Summary of the status of nonvested time-based share awards
A summary of the status of our nonvested time-based share awards at February 2, 2013, and changes during fiscal 2013 (11-month), is as follows:

Time-Based Share Awards	Shares	Weighted-Average Fair Value per Share
Outstanding at March 3, 2012	3,924,000	$29.62
Granted	6,759,000	17.67
Vested	(1,890,000)	24.97
Forfeited/Canceled	(1,042,000)	24.30
Outstanding at February 2, 2013	7,751,000	$21.05

Assumptions used to estimate the fair value of stock-based compensation expense associated with employee stock purchase plans on the purchase date using the Black-Scholes option-pricing valuation model
In fiscal 2013 (11-month), 2012 and 2011, we estimated the fair value of stock-based compensation expense associated with our employee stock purchase plans on the purchase date using the Black-Scholes option-pricing valuation model, with the following assumptions:

	11-Month	12-Month
Valuation Assumptions	2013	2012	2011

Risk-free interest rate(1)	0.1%	0.1%	0.2%
Expected dividend yield	2.9%	2.4%	1.4%
Expected stock price volatility(2)	41%	38%	29%
Expected life of employee stock purchase plan options (in months)(3)	6	6	6

(1)	Based on the U.S. Treasury constant maturity interest rate whose term is consistent with the expected life of employee stock purchase plan shares.

(2)	We consider both the historical volatility of our stock price as well as implied volatilities from exchange-traded options on our stock.

(3)	Based on semi-annual purchase period.

Summary of stock options outstanding
At February 2, 2013, options to purchase 30.0 million shares of common stock were outstanding as follows (shares in millions):

	Exercisable			Unexercisable			Total
	Shares	%	Weighted- Average Price per Share	Shares	%	Weighted- Average Price per Share	Shares	%	Weighted- Average Price per Share
In-the-money	0.1	—%	$18.02	2.0	27%	$15.78	2.1	7%	$15.97
Out-of-the-money	22.5	100%	$40.15	5.4	73%	$31.55	27.9	93%	$38.46
Total	22.6	100%	$39.98	7.4	100%	$27.55	30.0	100%	$36.93

Reconciliation of the numerators and denominators of basic and diluted earnings per share
The following table presents a reconciliation of the numerators and denominators of basic and diluted earnings per share in fiscal 2013 (11-month), 2012 and 2011:

	11-Month	12-Month
	2013(1)	2012(1)	2011
Numerator (in millions):
Net earnings (loss) from continuing operations	$(466)	$1,424	$1,465
Net earnings from continuing operations attributable to noncontrolling interests	(2)	(3)	(2)
Net earnings (loss) from continuing operations attributable to Best Buy Co., Inc. shareholders, basic	(468)	1,421	1,463
Adjustment for assumed dilution:
Interest on convertible debentures due in 2022, net of tax	—	5	6
Net earnings (loss) from continuing operations attributable to Best Buy Co., Inc. shareholders, diluted	$(468)	$1,426	$1,469
Denominator (in millions):
Weighted-average common shares outstanding	338.6	366.3	406.1
Effect of potentially dilutive securities:
Shares from assumed conversion of convertible debentures	—	7.6	8.8
Stock options and other	—	0.6	1.6
Weighted-average common shares outstanding, assuming dilution	338.6	374.5	416.5
Net earnings (loss) per share from continuing operations attributable to Best Buy Co., Inc. shareholders
Basic	$(1.38)	$3.88	$3.60
Diluted	$(1.38)	$3.81	$3.53

(1)
The calculation of diluted loss per share for fiscal 2013 (11-month) does not include potentially dilutive securities because their inclusion would be anti-dilutive (i.e., reduce the net loss per share).

Repurchases of common stock
The following table presents the amount and cost of shares we repurchased and retired in fiscal 2013 (11-month), 2012 and 2011 under the June 2011 program and the June 2007 program ($ and shares in millions):

	11-Month	12-Month
	2013	2012	2011
June 2011 Program
Total number of shares repurchased	6.3	34.5	—
Total cost of shares repurchased	$122	$889	$—

June 2007 Program
Total number of shares repurchased	—	20.1	32.6
Total cost of shares repurchased	$—	$611	$1,193

Components of accumulated other comprehensive income, net of tax
The components of accumulated other comprehensive income, net of tax, were as follows ($ in millions):

	February 2, 2013	March 3, 2012
Foreign currency translation	$113	$93
Unrealized losses on available-for-sale investments	(1)	(3)
Total	$112	$90

Leases (Tables)	11 Months Ended
Feb. 02, 2013
Leases [Abstract]
Schedule of composition of net rent expense for operating leases, including leases of property and equipment
The composition of net rent expense for all operating leases, including leases of property and equipment, was as follows in fiscal 2013 (11-month), 2012 and 2011 ($ in millions):

	11-Month	12-Month
	2013	2012	2011
Minimum rentals	$892	$980	$933
Contingent rentals	1	2	2
Total rent expense	893	982	935
Less: sublease income	(15)	(18)	(19)
Net rent expense	$878	$964	$916

Schedule of future minimum lease payments under capital, financing and operating leases (not including contingent rentals)
The future minimum lease payments under our capital, financing and operating leases by fiscal year (not including contingent rentals) at February 2, 2013, were as follows ($ in millions):

Fiscal Year	Capital Leases	Financing Leases	Operating Leases(1)
2014	$27	$30	$1,050
2015	25	28	988
2016	17	25	885
2017	5	19	758
2018	3	15	598
Thereafter	20	28	1,632
Subtotal	97	145	$5,911
Less: imputed interest	(17)	(23)
Present value	$80	$122

(1)
Operating lease obligations do not include payments to landlords covering real estate taxes and common area maintenance. These charges, if included, would increase total operating lease obligations by $1.6 billion at February 2, 2013.

Income Taxes (Tables)	11 Months Ended
Feb. 02, 2013
Income Tax Disclosure [Abstract]
Reconciliation of the federal statutory income tax rate to income tax expense
The following is a reconciliation of the federal statutory income tax rate to income tax expense in fiscal 2013 (11-month), 2012 and 2011 ($ in millions):

	11-Month	12-Month
	2013	2012	2011
Federal income tax at the statutory rate	$(69)	$758	$787
State income taxes, net of federal benefit	(2)	47	49
(Benefit) expense from foreign operations	49	(63)	(55)
Other	5	—	3
Goodwill impairment (non-deductible)	287	—	—
Income tax expense	$270	$742	$784
Effective income tax rate	(138.3)%	34.3%	34.9%

Earning before income tax expense and equity in income (loss) of affiliates
Earnings (loss) from continuing operations before income tax expense and equity in income of affiliates by jurisdiction was as follows in fiscal 2013 (11-month), 2012 and 2011 ($ in millions):

	11-Month	12-Month
	2013	2012	2011
United States	$281	$1,644	$1,893
Outside the United States	(477)	522	354
Earnings (loss) from continuing operations before income tax expense and equity in income of affiliates	$(196)	$2,166	$2,247

Components of income tax expense
Income tax expense was comprised of the following in fiscal 2013 (11-month), 2012 and 2011 ($ in millions):

	11-Month	12-Month
	2013	2012	2011
Current:
Federal	$204	$515	$775
State	(2)	61	77
Foreign	66	72	50
	268	648	902
Deferred:
Federal	27	91	(113)
State	(2)	11	(2)
Foreign	(23)	(8)	(3)
	2	94	(118)
Income tax expense	$270	$742	$784

Deferred income tax assets and liabilities
Deferred taxes are the result of differences between the bases of assets and liabilities for financial reporting and income tax purposes. Deferred tax assets and liabilities were comprised of the following ($ in millions):

	February 2, 2013	March 3, 2012
Accrued property expenses	$194	$146
Other accrued expenses	119	108
Deferred revenue	153	128
Compensation and benefits	95	103
Stock-based compensation	137	157
Loss and credit carryforwards	266	310
Other	125	121
Total deferred tax assets	1,089	1,073
Valuation allowance	(228)	(204)
Total deferred tax assets after valuation allowance	861	869
Property and equipment	(343)	(376)
Goodwill and intangibles	(127)	(118)
Inventory	(90)	(85)
Other	(22)	(27)
Total deferred tax liabilities	(582)	(606)
Net deferred tax assets	$279	$263

Schedule of deferred tax assets and liabilities included in consolidated balance sheets
Deferred tax assets and liabilities included in our Consolidated Balance Sheets were as follows ($ in millions):

	February 2, 2013	March 3, 2012
Other current assets	$228	$226
Other assets	66	53
Other current liabilities	(5)	—
Other long-term liabilities	(10)	(16)
Net deferred tax assets	$279	$263

Reconciliation of changes in unrecognized tax benefits
The following table provides a reconciliation of changes in unrecognized tax benefits for fiscal 2013 (11-month), 2012 and 2011 ($ in millions):

	11-Month	12-Month
	2013	2012	2011
Balance at beginning of period	$387	$359	$393
Gross increases related to prior period tax positions	10	69	36
Gross decreases related to prior period tax positions	(22)	(35)	(90)
Gross increases related to current period tax positions	37	43	40
Settlements with taxing authorities	(10)	(20)	—
Lapse of statute of limitations	(19)	(29)	(20)
Balance at end of period	$383	$387	$359

Segment and Geographic Information (Tables)	11 Months Ended
Feb. 02, 2013
Segment Reporting [Abstract]
Business segment information
The following tables present our business segment information in fiscal 2013 (11-month), 2012 and 2011 ($ in millions):

	11-Month	12-Month
	2013	2012	2011
Revenue
Domestic	$33,343	$37,615	$37,070
International	6,605	7,861	7,362
Total revenue	$39,948	$45,476	$44,432
Percentage of revenue, by revenue category
Domestic:
Consumer Electronics	33%	36%	37%
Computing and Mobile Phones	44%	40%	37%
Entertainment	10%	12%	14%
Appliances	6%	5%	5%
Services	6%	6%	6%
Other	1%	1%	1%
Total	100%	100%	100%
International:
Consumer Electronics	31%	34%	35%
Computing and Mobile Phones	39%	36%	34%
Entertainment	8%	8%	10%
Appliances	17%	17%	16%
Services	5%	5%	5%
Other	< 1%	< 1%	< 1%
Total	100%	100%	100%

	11-Month	12-Month
	2013	2012	2011
Operating income (loss)
Domestic	$734	$1,964	$2,210
International(1)	(850)	236	70
Total operating income (loss)	(116)	2,200	2,280
Other income (expense)
Gain on sale of investments	—	55	—
Investment income and other	20	22	28
Interest expense	(100)	(111)	(61)
Earnings (loss) from continuing operations before income tax expense and equity in income of affiliates	$(196)	$2,166	$2,247
Assets
Domestic	$10,874	$9,592	$9,610
International	5,913	6,413	8,239
Total assets	$16,787	$16,005	$17,849
Capital expenditures
Domestic	$488	$488	$481
International	217	278	263
Total capital expenditures	$705	$766	$744
Depreciation
Domestic	$561	$612	$615
International	233	267	261
Total depreciation	$794	$879	$876

(1)	Included within our International segment's operating loss for fiscal 2013 (11-month) is a $819 million goodwill impairment charge.

Schedule of geographic information
The following tables present our geographic information in fiscal 2013 (11-month), 2012 and 2011 ($ in millions):

	11-Month	12-Month
	2013	2012	2011

Net sales to customers
United States	$33,343	$37,615	$37,070
Europe	—	—	—
Canada	4,818	5,635	5,469
China	1,574	2,069	1,779
Other	213	157	114
Total revenue	$39,948	$45,476	$44,432
Long-lived assets
United States	$2,404	$2,507	$2,741
Europe	352	352	438
Canada	341	432	474
China	142	161	147
Other	31	19	23
Total long-lived assets	$3,270	$3,471	$3,823

Related Party Transactions (Tables)	11 Months Ended
Feb. 02, 2013
Related Party Transactions [Abstract]
Schedule of Related Party Transactions
Best Buy Europe had the following related party transactions and balances with CPW and Carphone Warehouse in fiscal 2013 (11-month), 2012 and 2011 ($ in millions):

	11-Month	12-Month
	2013	2012	2011
Payment made to Carphone Warehouse for its share of the profit share agreement buy-out (see Note 3, Profit Share Buy-Out)	$—	$1,303	$—
Revenue earned (primarily commission revenue and fees for information technology services provided to CPW and Carphone Warehouse)(1)	—	—	6
SG&A incurred (primarily payroll-related costs and rent paid to CPW and Carphone Warehouse)(1)	1	20	8
Interest expense incurred on credit facility with CPW and Carphone Warehouse as lender(1)	—	1	1
Accounts payable to CPW and Carphone Warehouse at the end of the fiscal year	1	—	—
Accounts receivable from CPW and Carphone Warehouse at the end of the fiscal year	—	1	2
Balance outstanding on credit facility from CPW and Carphone Warehouse at the end of the fiscal year	—	—	98

Supplementary Financial Information (Tables)	11 Months Ended
Feb. 02, 2013
Quarterly Financial Information Disclosure [Abstract]
Schedule of supplementary financial information
The following tables show selected operating results for each 3-month quarter and full year of fiscal 2013 (11-month) and 2012 (unaudited) ($ in millions):

	Quarter				11-Month
	1st	2nd	3rd	4th	2013(1)
Revenue	$10,373	$9,339	$9,381	$14,952	$39,948
Comparable store sales % change(2)	(5.2)%	(3.3)%	(5.1)%	(1.4)%	(1.7)%
Gross profit	$2,584	$2,261	$2,228	$3,344	$9,346
Operating income (loss)(3)	264	88	2	(182)	(116)
Net earnings (loss) from continuing operations	169	31	(9)	(460)	(466)
Gain (loss) from discontinued operations, net of tax	(17)	(38)	10	81	46
Net earnings (loss) including noncontrolling interests	152	(7)	1	(379)	(420)
Net earnings (loss) attributable to Best Buy Co., Inc. shareholders	$158	$12	$(10)	$(409)	$(441)
Diluted earnings (loss) per share(4)
Continuing operations	$0.49	$0.09	$(0.03)	$(1.36)	$(1.38)
Discontinued operations	(0.03)	(0.05)	—	0.15	0.08
Diluted earnings (loss) per share	$0.46	$0.04	$(0.03)	$(1.21)	$(1.30)

	Quarter				12-Month
	1st	2nd	3rd	4th	2012
Revenue	$9,471	$10,095	$10,749	$15,161	$45,476
Comparable store sales % change(2)	(1.8)%	(2.8)%	0.8%	(2.2)%	(1.5)%
Gross profit	$2,334	$2,514	$2,528	$3,615	$10,991
Operating income(5)	276	384	309	1,231	2,200
Net earnings from continuing operations	160	228	230	806	1,424
Gain (loss) from discontinued operations, net of tax	3	(68)	(99)	(1,238)	(1,402)
Net earnings (loss) including noncontrolling interests	163	160	131	(432)	22
Net earnings (loss) attributable to Best Buy Co., Inc. shareholders(6)	$136	$177	$154	$(1,698)	$(1,231)
Diluted earnings (loss) per share(4)
Continuing operations	$0.40	$0.60	$0.63	$2.29	$3.81
Discontinued operations	(0.05)	(0.13)	(0.21)	(7.10)	(7.08)
Diluted earnings (loss) per share	$0.35	$0.47	$0.42	$(4.81)	$(3.27)
Note: Certain fiscal year totals may not add due to rounding.

(1)
On November 2, 2011, our Board of Directors approved a change to our fiscal year-end from the Saturday nearest the end of February to the Saturday nearest the end of January. In the first quarter of fiscal 2013 (11-month), we began reporting our quarterly results on the basis of our new fiscal year-end. As such, the results for the month of February 2012, which are included in the audited results for fiscal 2012, were also included in the reported first quarter of fiscal 2013 (11-month). However, the results for the month of February 2012 are not included in the results for the full year of fiscal 2013 (11-month). Thus, the four quarters of fiscal year 2013 (11-month) are not additive.

(2)
Comprised of revenue from stores operating for at least 14 full months as well as revenue related to call centers, websites and our other comparable sales channels. Revenue we earn from sales of merchandise to wholesalers or dealers is not included within our comparable store sales calculation. Relocated, remodeled and expanded stores are excluded from our comparable store sales calculation until at least 14 full months after reopening. Acquired stores are included in our comparable store sales calculation beginning with the first full quarter following the first anniversary of the date of the acquisition. The portion of our calculation of the comparable store sales percentage change attributable to our International segment excludes the effect of fluctuations in foreign currency exchange rates. The method of calculating comparable store sales varies across the retail industry. As a result, our method of calculating comparable store sales may not be the same as other retailers' methods. The calculation of comparable store sales excludes the impact of the extra week of revenue in the fourth quarter of fiscal 2012, as well as revenue from discontinued operations for all periods presented.

(3)
Includes $127 million, $91 million, $34 million and $169 million of restructuring charges recorded in the fiscal first, second, third and fourth quarters, respectively, and $415 million for the 11 months ended February 2, 2013, related to measures we took to restructure our businesses. Also included in the fourth quarter and 11 months ended February 2, 2013, is a $822 million goodwill impairment charge related to our Canada, Five Star, and U.S. reporting units.

(4)
The sum of our quarterly diluted earnings per share does not equal our annual diluted earnings per share due to the impact of the timing of the repurchases of common stock and stock option exercises on quarterly and annual weighted-average shares outstanding.

(5)
Includes $1 million, $22 million and $25 million of restructuring charges recorded in the fiscal second, third and fourth quarters, respectively, related to measures we took to restructure our businesses.

(6)	Includes a $1.3 billion payment related to the Mobile buy-out recorded in the fourth quarter of fiscal 2012.

Summary of Significant Accounting Policies (Details) (USD $) In Millions, unless otherwise specified	11 Months Ended		12 Months Ended
	Feb. 02, 2013	Jan. 28, 2012	Mar. 03, 2012	Feb. 26, 2011
Fiscal Year [Abstract]
Number of Weeks in Fiscal Year	P48W		P53W	P52W
Basis of Presentation [Abstract]
Reporting period lag for consolidation of financial results (in months)	1 month		2 months	2 months
Goodwill impairments	$ 822	$ 0	$ 0	$ 0
Property, Plant and Equipment [Abstract]
Carrying value of property under capital lease			69
Revenue Recognition [Abstract]
Percentage of commissions on sale of extended warranties to revenue (as a percent)	2.40%		2.40%	2.30%
Credit Services and Financing [Abstract]
Private label promotional credit card financing rate description	low- or zero
Sales Incentives [Abstract]
Period of expiration for customer loyalty certificates, low end of range	3 months
Period of expiration for customer loyalty certificates, high end of range	6 months
Period of expiration for customer loyalty certificates, credit card, low end of range	3 months
Period of expiration for customer loyalty certificates, credit card, high end of range	6 months
Marketing and Advertising Expense [Abstract]
Net advertising expenses	732		828	710
Scenario, Previously Reported [Member]
Description of Business [Abstract]
Number of operating segments	2
Basis of Presentation [Abstract]
Goodwill impairments	822	1,207	1,207	0
Cash and Cash Equivalents [Abstract]
Maximum term of original maturity to classify instrument as cash equivalents (in months)	3 months
Cash Equivalents	740		343
Weighted-average interest rate on cash equivalents (as a percent)	0.30%		0.10%
Outstanding checks in excess of funds on deposit	97		80
Receivables [Abstract]
Allowances for uncollectible receivables	92		72
Restricted Cash and Investments [Abstract]
Restricted cash and investments in debt securities	366		461
Property, Plant and Equipment [Abstract]
Carrying value of property under capital lease	70
Accumulated depreciation	43		60
Impairment of Long-Lived Assets and Costs Associated with Exit Activities [Abstract]
Asset Retirement Obligation, Current	83		91
Asset Retirement Obligations, Noncurrent	149		48
Leases [Abstract]
Term of lease agreements, low end of the range (in years)	10 years
Term of lease agreement, high end of the range (in years)	20 years
Deferred rent, current	50		42
Deferred rent, noncurrent	289		317
Insurance [Abstract]
Self-insured liabilities included in accrued liabilities	77		77
Self-insured liabilities included in long-term liabilities	47		47
Total insured liabilities	124		124
Foreign Currency [Abstract]
Use of prior months' exchange rate to align operations reported (in months)	1 month
Revenue Recognition [Abstract]
Sales returns reserve	14		18
Term of extended warranties, low end of the range (in months)	3 months
Term of extended warranties, high end of the range (in years)	4 years
Deferred Revenue, Current	451		469
Deferred Revenue, Noncurrent	62		96
Gift Cards [Abstract]
Historical period used to determine the likelihood of a gift card remaining unredeemed (in months)	24 months
Gift card breakage income	46		54	51
Sales Incentives [Abstract]
Number of ways members may participate and earn loyalty points	2
Scenario, Previously Reported [Member] | International [Member]
Basis of Presentation [Abstract]
Goodwill impairments	819		1,207	0
Scenario, Previously Reported [Member] | Domestic Segment [Member]
Basis of Presentation [Abstract]
Goodwill impairments	3		0	0
Scenario, Previously Reported [Member] | Restructuring Program 2012 [Member]
Basis of Presentation [Abstract]
Restructuring charges			$ 82

Summary of Significant Accounting Policies (Details 2) (Scenario, Previously Reported [Member], USD $) In Millions, unless otherwise specified	Feb. 02, 2013	Mar. 03, 2012	Feb. 26, 2011	Feb. 27, 2010
Tradenames and Customer Relationships [Line Items]
Indefinite-lived	$ 131	$ 130	$ 105	$ 112
Trade Names [Member]
Tradenames and Customer Relationships [Line Items]
Indefinite-lived	131	130
Definite-lived	0	0
Total	131	130
Customer Relationships [Member]
Tradenames and Customer Relationships [Line Items]
Indefinite-lived	0	0
Definite-lived	203	229
Total	$ 203	$ 229

Summary of Significant Accounting Policies (Details 3)	11 Months Ended	12 Months Ended
	Feb. 02, 2013	Mar. 03, 2012	Feb. 26, 2011
Property, Plant and Equipment [Line Items]
Reporting period lag for consolidation of financial results (in months)	1 month	2 months	2 months
Building [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives, minimum (in years)	25 years
Estimated useful lives, maximum (in years)	50 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives, minimum (in years)	3 years
Estimated useful lives, maximum (in years)	25 years
Fixtures and Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives, minimum (in years)	3 years
Estimated useful lives, maximum (in years)	20 years
Assets Held under Capital Leases [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives, minimum (in years)	2 years
Estimated useful lives, maximum (in years)	20 years

Summary of Significant Accounting Policies (Details 4) (USD $) In Millions, unless otherwise specified	3 Months Ended	11 Months Ended		12 Months Ended
	Aug. 30, 2008	Feb. 02, 2013	Jan. 28, 2012	Mar. 03, 2012	Feb. 26, 2011
Goodwill [Roll Forward]
Impairments		$ (822)	$ 0	$ 0	$ 0
Scenario, Previously Reported [Member]
Goodwill [Roll Forward]
Goodwill, balance at the beginning of the period		1,335	2,454	2,454	2,452
Acquisitions	1,500	15		94	5
Impairments		(822)	(1,207)	(1,207)	0
Sale of business				(7)	(12)
Changes in foreign currency exchange rates		0		1	9
Other				0
Goodwill, balance at the end of the period		528		1,335	2,454
Indefinite-lived Intangible Assets [Roll Forward]
Indefinite-lived tradenames, balance at the beginning of the period		130	105	105	112
Acquisitions		0		1	0
Impairments		0		0	(10)
Sale of business				(5)	(1)
Changes in foreign currency exchange rates		1		1	4
Other				28
Indefinite-lived tradenames, balance at the end of the period		131		130	105
Goodwill, Impaired, Accumulated Impairment Loss [Abstract]
Gross Carrying Amount		2,608		2,596
Cumulative Impairment		(2,080)		(1,261)
Scenario, Previously Reported [Member] | Domestic Segment [Member]
Goodwill [Roll Forward]
Goodwill, balance at the beginning of the period		516	422	422	434
Acquisitions		15		94	0
Impairments		(3)		0	0
Sale of business				0	(12)
Changes in foreign currency exchange rates		0		0	0
Other				0
Goodwill, balance at the end of the period		528		516	422
Indefinite-lived Intangible Assets [Roll Forward]
Indefinite-lived tradenames, balance at the beginning of the period		19	21	21	32
Acquisitions		0		1	0
Impairments		0		0	(10)
Sale of business				(3)	(1)
Changes in foreign currency exchange rates		0		0	0
Other				0
Indefinite-lived tradenames, balance at the end of the period		19		19	21
Scenario, Previously Reported [Member] | International [Member]
Goodwill [Roll Forward]
Goodwill, balance at the beginning of the period		819	2,032	2,032	2,018
Acquisitions		0		0	5
Impairments		(819)		(1,207)	0
Sale of business				(7)	0
Changes in foreign currency exchange rates		0		1	9
Other				0
Goodwill, balance at the end of the period		0		819	2,032
Indefinite-lived Intangible Assets [Roll Forward]
Indefinite-lived tradenames, balance at the beginning of the period		111	84	84	80
Acquisitions		0		0	0
Impairments		0		0	0
Sale of business				(2)	0
Changes in foreign currency exchange rates		1		1	4
Other				28
Indefinite-lived tradenames, balance at the end of the period		112		111	84
Scenario, Previously Reported [Member] | Canada [Member]
Goodwill [Roll Forward]
Impairments		611
Scenario, Previously Reported [Member] | China [Member]
Goodwill [Roll Forward]
Impairments		$ 208

Summary of Significant Accounting Policies (Details 5) (USD $) In Millions, unless otherwise specified	11 Months Ended		12 Months Ended
	Feb. 02, 2013	Jan. 28, 2012	Mar. 03, 2012	Feb. 26, 2011
Finite-Lived Intangible Assets, Future Amortization Expense, Current and Five Succeeding Fiscal Years [Abstract]
Amortization expense	$ 5		$ 1	$ 0
Finite-Lived Intangible Assets, Future Amortization Expense [Abstract]
2014	6
2015	6
2016	6
2017	6
2018	6
Thereafter	47
Lease rights [Member]
Finite-Lived Intangible Assets, Future Amortization Expense, Current and Five Succeeding Fiscal Years [Abstract]
Amortization expense	5		5	6
Finite-Lived Intangible Assets, Future Amortization Expense [Abstract]
2014	3
2015	3
2016	3
2017	3
2018	3
Scenario, Previously Reported [Member]
Finite-Lived Intangible Assets, Future Amortization Expense, Current and Five Succeeding Fiscal Years [Abstract]
Amortization expense	38	42	48	82
Scenario, Previously Reported [Member] | Customer Relationships [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	475		453
Accumulated Amortization	(272)		(224)
Scenario, Previously Reported [Member] | Lease rights [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	132		130
Accumulated Amortization	$ (73)		$ (73)
Amortization period (in years)	15 years

Summary of Significant Accounting Policies (Details 6) (USD $) In Millions, unless otherwise specified	3 Months Ended							11 Months Ended		12 Months Ended	11 Months Ended		12 Months Ended			11 Months Ended		12 Months Ended		11 Months Ended
	Feb. 02, 2013	Nov. 03, 2012	Aug. 04, 2012	May 05, 2012	Mar. 03, 2012	Nov. 26, 2011	Aug. 27, 2011	Feb. 02, 2013	Feb. 02, 2013 Continuing Operations [Member]	Mar. 03, 2012 Continuing Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member]	Jan. 28, 2012 Scenario, Previously Reported [Member]	Mar. 03, 2012 Scenario, Previously Reported [Member]	Feb. 26, 2011 Scenario, Previously Reported [Member]	Feb. 26, 2011 Scenario, Previously Reported [Member] Continuing Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2013 Renew Blue [Member] [Domain]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2013 Renew Blue [Member] [Domain] Continuing Operations [Member]	Mar. 03, 2012 Scenario, Previously Reported [Member] Restructuring Program 2013 Renew Blue [Member] [Domain] Continuing Operations [Member]	Feb. 26, 2011 Scenario, Previously Reported [Member] Restructuring Program 2013 Renew Blue [Member] [Domain] Continuing Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2013 Renew Blue [Member] [Domain] Continuing Operations [Member] Investments Impairment Charge [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Domestic Segment [Member] Restructuring Program 2013 Renew Blue [Member] [Domain]	Feb. 02, 2013 Scenario, Previously Reported [Member] Domestic Segment [Member] Restructuring Program 2013 Renew Blue [Member] [Domain] Continuing Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Domestic Segment [Member] Restructuring Program 2013 Renew Blue [Member] [Domain] Continuing Operations [Member] Investments Impairment Charge [Member]
Investment Holdings [Line Items]
Restructuring charges	$ 169	$ 34	$ 91	$ 127	$ 25	$ 22	$ 1		$ 415	$ 48	$ 449	$ 280	$ 287	$ 222	$ 147	$ 171	$ 171	$ 0	$ 0	$ 27	$ 84	$ 84	$ 27
Interval of auction process								seven, 28 and 35 days
Guaranteed or Insured Percentage, Low Range (as a percent)	95.00%							95.00%
Guaranteed or Insured Percentage, High Range (as a percent)	100.00%							100.00%

Fiscal Year-End Change (Details) (USD $) In Millions, unless otherwise specified	1 Months Ended		3 Months Ended								11 Months Ended		12 Months Ended
	Jan. 31, 2012	Jan. 31, 2011	Feb. 02, 2013	Nov. 03, 2012	Aug. 04, 2012	May 05, 2012	Mar. 03, 2012	Nov. 26, 2011	Aug. 27, 2011	May 28, 2011	Feb. 02, 2013	Jan. 28, 2012	Mar. 03, 2012	Feb. 26, 2011
Fiscal Year-End Change [Abstract]
Revenue	$ 189	$ 249
Gross profit	16	24	3,344	2,228	2,261	2,584	3,615	2,528	2,514	2,334	9,346	9,912	10,991	10,932
Operating loss	(14)	(1)	(182)	2	88	264	1,231	309	384	276	(116)	1,898	2,200	2,280
Net earnings (loss) from continuing operations	(13)	0	(460)	(9)	31	169	806	230	228	160	(466)	1,217	1,424	1,465
Gain (loss) from discontinued operations, net of tax	(12)	(28)	81	10	(38)	(17)	(1,238)	(99)	(68)	3	46	(1,394)	(1,402)	(99)
Net loss including noncontrolling interests	(25)	(28)	(379)	1	(7)	152	(432)	131	160	163	(420)	(177)	22	1,366
Net earnings (loss) attributable to Best Buy Co., Inc. shareholders	(14)	(33)	(409)	(10)	12	158	(1,698)	154	177	136	(441)	(1,425)	(1,231)	1,277
Adjustment for Fiscal Year-End Change (Note 2)	74	5
Fiscal Year Change, Adjustments to Cash Flows, Financing Activities	50
Fiscal Year Change, Adjustment to Cash Flows, Investing Activities	$ 18

Profit Share Buy-Out (Details) (USD $) In Millions, unless otherwise specified	11 Months Ended		12 Months Ended			3 Months Ended	11 Months Ended		12 Months Ended		11 Months Ended	12 Months Ended
	Feb. 02, 2013	Jan. 28, 2012	Mar. 03, 2012	Feb. 26, 2011	Mar. 03, 2012 Best Buy Europe [Member]	Aug. 30, 2008 Scenario, Previously Reported [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member]	Jan. 28, 2012 Scenario, Previously Reported [Member]	Mar. 03, 2012 Scenario, Previously Reported [Member]	Feb. 26, 2011 Scenario, Previously Reported [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] International [Member]	Mar. 03, 2012 Scenario, Previously Reported [Member] International [Member]	Feb. 26, 2011 Scenario, Previously Reported [Member] International [Member]	Mar. 03, 2012 Scenario, Previously Reported [Member] Best Buy Europe [Member]	Feb. 28, 2009 Scenario, Previously Reported [Member] Carphone Warehouse Group plc [Member]	Feb. 28, 2009 Scenario, Previously Reported [Member] Best Buy Europe [Member]
Profit Share Buy-Out [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired																50.00%
Percentage Noncontrolling Interests Held															50.00%
Profit share agreement, buy-out price					$ 1,303									$ 1,303
Goodwill, Acquired During Period						1,500	15		94	5	0	0	5
Goodwill impairments	$ 822	$ 0	$ 0	$ 0			$ 822	$ 1,207	$ 1,207	$ 0	$ 819	$ 1,207	$ 0

Discontinued Operations (Details) In Millions, unless otherwise specified	1 Months Ended		3 Months Ended										11 Months Ended		12 Months Ended		3 Months Ended					12 Months Ended	11 Months Ended	12 Months Ended
	Jan. 31, 2012 USD ($)	Jan. 31, 2011 USD ($)	May 04, 2013 USD ($)	May 04, 2013 GBP (£)	Feb. 02, 2013 USD ($)	Nov. 03, 2012 USD ($)	Aug. 04, 2012 USD ($)	May 05, 2012 USD ($)	Mar. 03, 2012 USD ($)	Nov. 26, 2011 USD ($)	Aug. 27, 2011 USD ($)	May 28, 2011 USD ($)	Feb. 02, 2013 USD ($)	Jan. 28, 2012 USD ($)	Mar. 03, 2012 USD ($)	Feb. 26, 2011 USD ($)	Aug. 27, 2011 Scenario, Previously Reported [Member] Domestic [Member] Speakeasy [Member] USD ($)	Mar. 03, 2012 Scenario, Previously Reported [Member] International [Member] Best Buy China [Member] store	Aug. 04, 2012 Scenario, Previously Reported [Member] International [Member] Best Buy Turkey [Member] USD ($) store	Feb. 02, 2013 Scenario, Previously Reported [Member] International [Member] Best Buy U.K. [Member] store	Feb. 02, 2013 Scenario, Previously Reported [Member] International [Member] Belgium [Member] store	Mar. 03, 2012 Scenario, Previously Reported [Member] International [Member] Belgium [Member] USD ($)	Feb. 02, 2013 Discontinued Operations [Member] USD ($)	Mar. 03, 2012 Discontinued Operations [Member] USD ($)	Feb. 26, 2011 Discontinued Operations [Member] USD ($)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of stores closed																		8	2	11
Number of stores sold																					82
Gain on disposal of discontinued operation																	$ 7		$ 4			$ 5
Revenue													5,138		5,639	5,840
Restructuring charges													34		239	75
Gain (loss) from discontinued operations before income tax benefit													13		(1,521)	(169)
Income tax benefit													38		122	70
Equity in loss of affiliates													0	0	0	(2)							(5)	(3)	0
Net gain (loss) from discontinued operations including noncontrolling interests	(12)	(28)			81	10	(38)	(17)	(1,238)	(99)	(68)	3	46	(1,394)	(1,402)	(99)
Net earnings from discountinued operations attributable to noncontrolling interests													(19)	(1,245)	(1,250)	(87)
Net gain (loss) from discontinued operations attributable to Best Buy Co., Inc.													27		(2,652)	(186)
Net Proceeds from Divestiture of Businesses			733	471
Proceeds from Divestiture of Businesses				500
Cash Consideration Paid at Closing			$ 29

Investments (Details) (USD $) In Millions, unless otherwise specified	11 Months Ended
	Feb. 02, 2013 investments	Mar. 03, 2012
Schedule of Investments
Guaranteed or Insured Percentage, Low Range (as a percent)	95.00%
Guaranteed or Insured Percentage, High Range (as a percent)	100.00%
Debt Securities (Auction-Rate Securities) [Member]
Schedule of Investments
Auction Rate Securities, Maturity Date Range, Start (in years)	10 years
Auction Rate Securities, Maturity Date Range, End (in years)	29 years
Student loan bonds [Member]
Schedule of Investments
Guaranteed or Insured Percentage, Low Range (as a percent)	95.00%
Guaranteed or Insured Percentage, High Range (as a percent)	100.00%
Municipal revenue bonds [Member]
Schedule of Investments
Percentage Insured by Rated Bond Insurers (as a percent)	100.00%
Auction Rate Securities, Interval 1 [Member]
Schedule of Investments
Interval of auction rate securities	7 days
Auction Rate Securities, Interval 2 [Member]
Schedule of Investments
Interval of auction rate securities	28 days
Auction Rate Securities, Interval 3 [Member]
Schedule of Investments
Interval of auction rate securities	35 days
Scenario, Previously Reported [Member]
Schedule of Investments
Investments, remaining net carrying value	$ 21	$ 82
Total equity and other investments	86	140
Securities redeemed	65
Investments in portfolio (investments)	6
Accumulated Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, Net of Tax	(1)	(3)
Scenario, Previously Reported [Member] | Debt Securities (Auction-Rate Securities) [Member]
Schedule of Investments
Investments, remaining net carrying value	21
Total equity and other investments	21	82
Auction Rate Securities, Par Value	23	88
Weighted Average Interest Rate Percentage (as a percent)	0.40%	0.50%
Percentage of Portfolio With Credit Rating AAA/Aaa (as a percent)	35.00%
Percentage of Portfolio With Credit Rating AA/Aa (as a percent)	20.00%
Percentage of Portfolio With Credit Rating A/A (as a percent)	45.00%
Pre-tax unrealized gain (loss) in accumulated other comprehensive income	2
Accumulated Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, Net of Tax	(1)	(3)
Scenario, Previously Reported [Member] | Student loan bonds [Member]
Schedule of Investments
Investments, remaining net carrying value	19	80
Scenario, Previously Reported [Member] | Municipal revenue bonds [Member]
Schedule of Investments
Investments, remaining net carrying value	2	2
Scenario, Previously Reported [Member] | Marketable Equity Securities [Member]
Schedule of Investments
Total equity and other investments	27	3
Accumulated Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, Net of Tax	3	0
Scenario, Previously Reported [Member] | Marketable Equity Securities, Other [Member]
Schedule of Investments
Total equity and other investments	27	3
Scenario, Previously Reported [Member] | Other Investments [Member]
Schedule of Investments
Total equity and other investments	$ 38	$ 55

Fair Value Measurements (Details) (Scenario, Previously Reported [Member], USD $) In Millions, unless otherwise specified	Feb. 02, 2013	Mar. 03, 2012
ASSETS
Short-term investments	$ 21	$ 82
Fair Value [Member] | Cash and Cash Equivalents [Member] | Fair Value, Measurements, Recurring [Member] | Money Market Funds [Member]
ASSETS
Cash and cash equivalents	520	272
Fair Value [Member] | Other Current Assets [Member] | Fair Value, Measurements, Recurring [Member]
ASSETS
Foreign currency derivative instruments	1	1
Fair Value [Member] | Other Current Assets [Member] | Fair Value, Measurements, Recurring [Member] | Money Market Funds [Member]
ASSETS
Restricted cash		119
Fair Value [Member] | Other Current Assets [Member] | Fair Value, Measurements, Recurring [Member] | US Treasury Securities [Member]
ASSETS
Restricted cash		30
Fair Value [Member] | Equity and Other Investments [Member] | Fair Value, Measurements, Recurring [Member]
ASSETS
Auction rate securities	21	82
Marketable equity securities	27	3
Fair Value [Member] | Accrued Liabilities [Member] | Fair Value, Measurements, Recurring [Member]
LIABILITIES
Foreign currency derivative instruments		2
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Cash and Cash Equivalents [Member] | Fair Value, Measurements, Recurring [Member] | Money Market Funds [Member]
ASSETS
Cash and cash equivalents	520	272
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Other Current Assets [Member] | Fair Value, Measurements, Recurring [Member]
ASSETS
Foreign currency derivative instruments	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Other Current Assets [Member] | Fair Value, Measurements, Recurring [Member] | Money Market Funds [Member]
ASSETS
Restricted cash		119
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Other Current Assets [Member] | Fair Value, Measurements, Recurring [Member] | US Treasury Securities [Member]
ASSETS
Restricted cash		30
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Equity and Other Investments [Member] | Fair Value, Measurements, Recurring [Member]
ASSETS
Auction rate securities	0	0
Marketable equity securities	27	3
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Accrued Liabilities [Member] | Fair Value, Measurements, Recurring [Member]
LIABILITIES
Foreign currency derivative instruments		0
Significant Other Observable Inputs (Level 2) [Member] | Cash and Cash Equivalents [Member] | Fair Value, Measurements, Recurring [Member] | Money Market Funds [Member]
ASSETS
Cash and cash equivalents	0	0
Significant Other Observable Inputs (Level 2) [Member] | Other Current Assets [Member] | Fair Value, Measurements, Recurring [Member]
ASSETS
Foreign currency derivative instruments	1	1
Significant Other Observable Inputs (Level 2) [Member] | Other Current Assets [Member] | Fair Value, Measurements, Recurring [Member] | Money Market Funds [Member]
ASSETS
Restricted cash		0
Significant Other Observable Inputs (Level 2) [Member] | Other Current Assets [Member] | Fair Value, Measurements, Recurring [Member] | US Treasury Securities [Member]
ASSETS
Restricted cash		0
Significant Other Observable Inputs (Level 2) [Member] | Equity and Other Investments [Member] | Fair Value, Measurements, Recurring [Member]
ASSETS
Auction rate securities	0	0
Marketable equity securities	0	0
Significant Other Observable Inputs (Level 2) [Member] | Accrued Liabilities [Member] | Fair Value, Measurements, Recurring [Member]
LIABILITIES
Foreign currency derivative instruments		2
Significant Unobservable Inputs (Level 3) [Member] | Cash and Cash Equivalents [Member] | Fair Value, Measurements, Recurring [Member] | Money Market Funds [Member]
ASSETS
Cash and cash equivalents	0	0
Significant Unobservable Inputs (Level 3) [Member] | Other Current Assets [Member] | Fair Value, Measurements, Recurring [Member]
ASSETS
Foreign currency derivative instruments	0	0
Significant Unobservable Inputs (Level 3) [Member] | Other Current Assets [Member] | Fair Value, Measurements, Recurring [Member] | Money Market Funds [Member]
ASSETS
Restricted cash		0
Significant Unobservable Inputs (Level 3) [Member] | Other Current Assets [Member] | Fair Value, Measurements, Recurring [Member] | US Treasury Securities [Member]
ASSETS
Restricted cash		0
Significant Unobservable Inputs (Level 3) [Member] | Equity and Other Investments [Member] | Fair Value, Measurements, Recurring [Member]
ASSETS
Auction rate securities	21	82
Marketable equity securities	0	0
Significant Unobservable Inputs (Level 3) [Member] | Accrued Liabilities [Member] | Fair Value, Measurements, Recurring [Member]
LIABILITIES
Foreign currency derivative instruments		$ 0

Fair Value Measurements (Details 2) (Scenario, Previously Reported [Member], USD $) In Millions, unless otherwise specified	11 Months Ended	12 Months Ended
	Feb. 02, 2013	Mar. 03, 2012
Student loan bonds [Member]
Fair Value, Assets Measured On Recurring Basis, Unobservable Input Reconciliation.
Balance at the beginning of the period	$ 80	$ 108
Changes in unrealized losses included in other comprehensive income	4	(1)
Sales	(65)	(27)
Balance at the end of the period	19	80
Municipal revenue bonds [Member]
Fair Value, Assets Measured On Recurring Basis, Unobservable Input Reconciliation.
Balance at the beginning of the period	2	2
Changes in unrealized losses included in other comprehensive income	0	0
Sales	0	0
Balance at the end of the period	2	2
Auction preferred securities
Fair Value, Assets Measured On Recurring Basis, Unobservable Input Reconciliation.
Balance at the beginning of the period	82	110
Changes in unrealized losses included in other comprehensive income	4	(1)
Sales	(65)	(27)
Balance at the end of the period	$ 21	$ 82

Fair Value Measurements (Details 3) (USD $) In Millions, unless otherwise specified	11 Months Ended		12 Months Ended
	Feb. 02, 2013	Jan. 28, 2012	Mar. 03, 2012	Feb. 26, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Goodwill impairments	$ 822	$ 0	$ 0	$ 0
Continuing Operations [Member] | Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Goodwill impairments	822		0
Goodwill, remaining net carrying value	0		0
Property and equipment, impairments	59		22
Property and equipment, remaining net carrying value	0		0
Investments, impairments	27		0
Investments, remaining net carrying value	38		0
Total impairments	908		22
Total remaining net carrying value	38		0
Discontinued Operations [Member] | Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Goodwill impairments	0		1,207
Goodwill, remaining net carrying value	0		0
Property and equipment, impairments	11		121
Property and equipment, remaining net carrying value	0		0
Total impairments	11		1,331
Total remaining net carrying value	0		0
Discontinued Operations [Member] | Trade Names [Member] | Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Tradename, impairments	0		3
Tradename, remaining net carrying value	0		0
Scenario, Previously Reported [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Goodwill impairments	822	1,207	1,207	0
Investments, remaining net carrying value	$ 21		$ 82

Restructuring Charges (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended							11 Months Ended	12 Months Ended	11 Months Ended	12 Months Ended	11 Months Ended	12 Months Ended		11 Months Ended					12 Months Ended	23 Months Ended	11 Months Ended	12 Months Ended	23 Months Ended	12 Months Ended	23 Months Ended	12 Months Ended	23 Months Ended	12 Months Ended	23 Months Ended	12 Months Ended	23 Months Ended	11 Months Ended	12 Months Ended	23 Months Ended	11 Months Ended	12 Months Ended	23 Months Ended	12 Months Ended	23 Months Ended	12 Months Ended	23 Months Ended	11 Months Ended	12 Months Ended	23 Months Ended	12 Months Ended	23 Months Ended	11 Months Ended	12 Months Ended	23 Months Ended	12 Months Ended	23 Months Ended	11 Months Ended		12 Months Ended				11 Months Ended		12 Months Ended		11 Months Ended																					12 Months Ended		11 Months Ended							12 Months Ended	11 Months Ended	12 Months Ended	11 Months Ended	12 Months Ended	11 Months Ended	12 Months Ended	23 Months Ended	11 Months Ended	12 Months Ended	23 Months Ended	11 Months Ended	12 Months Ended	23 Months Ended	11 Months Ended	12 Months Ended	11 Months Ended			12 Months Ended	23 Months Ended	11 Months Ended	12 Months Ended	23 Months Ended	11 Months Ended	12 Months Ended	23 Months Ended	11 Months Ended	12 Months Ended	23 Months Ended	11 Months Ended	12 Months Ended	23 Months Ended	11 Months Ended				12 Months Ended	23 Months Ended	11 Months Ended	12 Months Ended	23 Months Ended	11 Months Ended	12 Months Ended	23 Months Ended	11 Months Ended		12 Months Ended	23 Months Ended	11 Months Ended		12 Months Ended	23 Months Ended	11 Months Ended	12 Months Ended	23 Months Ended	11 Months Ended	12 Months Ended	23 Months Ended	11 Months Ended		12 Months Ended	23 Months Ended	3 Months Ended	11 Months Ended	12 Months Ended		35 Months Ended	11 Months Ended	12 Months Ended		35 Months Ended	11 Months Ended	12 Months Ended		35 Months Ended	3 Months Ended	11 Months Ended	12 Months Ended		35 Months Ended	11 Months Ended	12 Months Ended		35 Months Ended	11 Months Ended	12 Months Ended		35 Months Ended	3 Months Ended	11 Months Ended	12 Months Ended		35 Months Ended	11 Months Ended	12 Months Ended		35 Months Ended	11 Months Ended	12 Months Ended		35 Months Ended	11 Months Ended	12 Months Ended		35 Months Ended	11 Months Ended	12 Months Ended		35 Months Ended	11 Months Ended	12 Months Ended		35 Months Ended	11 Months Ended	12 Months Ended		35 Months Ended	11 Months Ended	12 Months Ended		35 Months Ended	11 Months Ended	12 Months Ended		35 Months Ended	11 Months Ended	12 Months Ended		35 Months Ended	11 Months Ended	12 Months Ended		35 Months Ended	11 Months Ended	12 Months Ended		35 Months Ended	11 Months Ended	12 Months Ended		35 Months Ended	11 Months Ended	12 Months Ended		35 Months Ended	11 Months Ended	12 Months Ended		35 Months Ended	11 Months Ended	12 Months Ended	11 Months Ended	12 Months Ended		35 Months Ended	11 Months Ended	12 Months Ended		35 Months Ended	11 Months Ended	12 Months Ended		35 Months Ended	11 Months Ended	12 Months Ended		35 Months Ended	11 Months Ended	12 Months Ended		35 Months Ended	11 Months Ended	12 Months Ended		35 Months Ended	11 Months Ended	12 Months Ended		35 Months Ended	11 Months Ended	12 Months Ended		35 Months Ended	11 Months Ended	12 Months Ended		35 Months Ended	3 Months Ended	11 Months Ended	12 Months Ended	11 Months Ended	12 Months Ended		35 Months Ended	11 Months Ended	12 Months Ended		35 Months Ended	11 Months Ended	12 Months Ended		35 Months Ended	11 Months Ended	12 Months Ended		35 Months Ended	11 Months Ended	12 Months Ended		35 Months Ended	11 Months Ended	12 Months Ended		35 Months Ended
Feb. 02, 2013	Nov. 03, 2012	Aug. 04, 2012	May 05, 2012	Mar. 03, 2012	Nov. 26, 2011	Aug. 27, 2011	Feb. 02, 2013 Continuing Operations [Member]	Mar. 03, 2012 Continuing Operations [Member]	Feb. 02, 2013 Discontinued Operations [Member]	Mar. 03, 2012 Discontinued Operations [Member]	Feb. 02, 2013 Restructuring Program 2013 Europe [Member] [Domain] [Domain] Discontinued Operations [Member]	Mar. 03, 2012 Restructuring Program 2013 Europe [Member] [Domain] [Domain] Discontinued Operations [Member]	Feb. 26, 2011 Restructuring Program 2013 Europe [Member] [Domain] [Domain] Discontinued Operations [Member]	Feb. 02, 2013 Restructuring Program 2013 Europe [Member] [Domain] [Domain] International [Member]	Feb. 02, 2013 Restructuring Program 2013 Europe [Member] [Domain] [Domain] International [Member] Discontinued Operations [Member]	Feb. 02, 2013 Restructuring Program 2013 Europe [Member] [Domain] [Domain] Property and equipment write-downs [Member] International [Member] Discontinued Operations [Member]	Feb. 02, 2013 Restructuring Program 2013 Europe [Member] [Domain] [Domain] Termination benefits [Member] International [Member] Discontinued Operations [Member]	Feb. 02, 2013 Restructuring Program 2013 Europe [Member] [Domain] [Domain] Facility closure and other costs [Member] International [Member] Discontinued Operations [Member]	Mar. 03, 2012 Restructuring Program 2012 [Member]	Feb. 02, 2013 Restructuring Program 2012 [Member]	Feb. 02, 2013 Restructuring Program 2012 [Member] Continuing Operations [Member]	Mar. 03, 2012 Restructuring Program 2012 [Member] Continuing Operations [Member]	Feb. 02, 2013 Restructuring Program 2012 [Member] Continuing Operations [Member]	Mar. 03, 2012 Restructuring Program 2012 [Member] Discontinued Operations [Member]	Feb. 02, 2013 Restructuring Program 2012 [Member] Discontinued Operations [Member]	Mar. 03, 2012 Restructuring Program 2012 [Member] International [Member]	Feb. 02, 2013 Restructuring Program 2012 [Member] International [Member]	Mar. 03, 2012 Restructuring Program 2012 [Member] International [Member] Continuing Operations [Member]	Feb. 02, 2013 Restructuring Program 2012 [Member] International [Member] Continuing Operations [Member]	Mar. 03, 2012 Restructuring Program 2012 [Member] International [Member] Discontinued Operations [Member]	Feb. 02, 2013 Restructuring Program 2012 [Member] International [Member] Discontinued Operations [Member]	Feb. 02, 2013 Restructuring Program 2012 [Member] Property and equipment write-downs [Member] Continuing Operations [Member]	Mar. 03, 2012 Restructuring Program 2012 [Member] Property and equipment write-downs [Member] Continuing Operations [Member]	Feb. 02, 2013 Restructuring Program 2012 [Member] Property and equipment write-downs [Member] Continuing Operations [Member]	Feb. 02, 2013 Restructuring Program 2012 [Member] Property and equipment write-downs [Member] Discontinued Operations [Member]	Mar. 03, 2012 Restructuring Program 2012 [Member] Property and equipment write-downs [Member] Discontinued Operations [Member]	Feb. 02, 2013 Restructuring Program 2012 [Member] Property and equipment write-downs [Member] Discontinued Operations [Member]	Mar. 03, 2012 Restructuring Program 2012 [Member] Property and equipment write-downs [Member] International [Member] Continuing Operations [Member]	Feb. 02, 2013 Restructuring Program 2012 [Member] Property and equipment write-downs [Member] International [Member] Continuing Operations [Member]	Mar. 03, 2012 Restructuring Program 2012 [Member] Property and equipment write-downs [Member] International [Member] Discontinued Operations [Member]	Feb. 02, 2013 Restructuring Program 2012 [Member] Property and equipment write-downs [Member] International [Member] Discontinued Operations [Member]	Feb. 02, 2013 Restructuring Program 2012 [Member] Termination benefits [Member] Continuing Operations [Member]	Mar. 03, 2012 Restructuring Program 2012 [Member] Termination benefits [Member] Continuing Operations [Member]	Feb. 02, 2013 Restructuring Program 2012 [Member] Termination benefits [Member] Continuing Operations [Member]	Mar. 03, 2012 Restructuring Program 2012 [Member] Termination benefits [Member] International [Member] Continuing Operations [Member]	Feb. 02, 2013 Restructuring Program 2012 [Member] Termination benefits [Member] International [Member] Continuing Operations [Member]	Feb. 02, 2013 Restructuring Program 2012 [Member] Facility closure and other costs [Member] Continuing Operations [Member]	Mar. 03, 2012 Restructuring Program 2012 [Member] Facility closure and other costs [Member] Continuing Operations [Member]	Feb. 02, 2013 Restructuring Program 2012 [Member] Facility closure and other costs [Member] Continuing Operations [Member]	Mar. 03, 2012 Restructuring Program 2012 [Member] Facility closure and other costs [Member] International [Member] Continuing Operations [Member]	Feb. 02, 2013 Restructuring Program 2012 [Member] Facility closure and other costs [Member] International [Member] Continuing Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member]	Jan. 28, 2012 Scenario, Previously Reported [Member]	Mar. 03, 2012 Scenario, Previously Reported [Member]	Feb. 26, 2011 Scenario, Previously Reported [Member]	Feb. 26, 2011 Scenario, Previously Reported [Member] Continuing Operations [Member]	Feb. 26, 2011 Scenario, Previously Reported [Member] Discontinued Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2013 Renew Blue [Member] [Domain]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2013 Renew Blue [Member] [Domain] Continuing Operations [Member]	Mar. 03, 2012 Scenario, Previously Reported [Member] Restructuring Program 2013 Renew Blue [Member] [Domain] Continuing Operations [Member]	Feb. 26, 2011 Scenario, Previously Reported [Member] Restructuring Program 2013 Renew Blue [Member] [Domain] Continuing Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2013 Renew Blue [Member] [Domain] Domestic [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2013 Renew Blue [Member] [Domain] Domestic [Member] Continuing Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2013 Renew Blue [Member] [Domain] International [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2013 Renew Blue [Member] [Domain] International [Member] Continuing Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2013 Renew Blue [Member] [Domain] Inventory write-downs [Member] Continuing Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2013 Renew Blue [Member] [Domain] Inventory write-downs [Member] Domestic [Member] Continuing Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2013 Renew Blue [Member] [Domain] Inventory write-downs [Member] International [Member] Continuing Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2013 Renew Blue [Member] [Domain] Property and equipment write-downs [Member] Continuing Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2013 Renew Blue [Member] [Domain] Property and equipment write-downs [Member] Domestic [Member] Continuing Operations [Member]	Feb. 02, 2013
Scenario, Previously Reported [Member]
Restructuring Program 2013 Renew Blue [Member] [Domain]
Property and equipment write-downs [Member]
International [Member]
Continuing Operations [Member]
																																																																									Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2013 Renew Blue [Member] [Domain] Termination benefits [Member] Continuing Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2013 Renew Blue [Member] [Domain] Termination benefits [Member] Domestic [Member] Continuing Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2013 Renew Blue [Member] [Domain] Termination benefits [Member] International [Member] Continuing Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2013 Renew Blue [Member] [Domain] Investments Impairment Charge [Member] Continuing Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2013 Renew Blue [Member] [Domain] Investments Impairment Charge [Member] Domestic [Member] Continuing Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2013 Renew Blue [Member] [Domain] Investments Impairment Charge [Member] International [Member] Continuing Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2013 Renew Blue [Member] [Domain] Facility closure and other costs [Member] Continuing Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2013 Renew Blue [Member] [Domain] Facility closure and other costs [Member] Domestic [Member] Continuing Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2013 Renew Blue [Member] [Domain] Facility closure and other costs [Member] International [Member] Continuing Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2013 U.S. [Member] [Domain]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2013 U.S. [Member] [Domain] Continuing Operations [Member]	Mar. 03, 2012 Scenario, Previously Reported [Member] Restructuring Program 2013 U.S. [Member] [Domain] Continuing Operations [Member]	Feb. 26, 2011 Scenario, Previously Reported [Member] Restructuring Program 2013 U.S. [Member] [Domain] Continuing Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2013 U.S. [Member] [Domain] Domestic [Member] Continuing Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2013 U.S. [Member] [Domain] Property and equipment write-downs [Member] Domestic [Member] Continuing Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2013 U.S. [Member] [Domain] Termination benefits [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2013 U.S. [Member] [Domain] Termination benefits [Member] Domestic [Member] Continuing Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2013 U.S. [Member] [Domain] Facility closure and other costs [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2013 U.S. [Member] [Domain] Facility closure and other costs [Member] Domestic [Member] Continuing Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2012 [Member]	Mar. 03, 2012 Scenario, Previously Reported [Member] Restructuring Program 2012 [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2012 [Member] Continuing Operations [Member]	Feb. 26, 2011 Scenario, Previously Reported [Member] Restructuring Program 2012 [Member] Continuing Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2012 [Member] Discontinued Operations [Member]	Feb. 26, 2011 Scenario, Previously Reported [Member] Restructuring Program 2012 [Member] Discontinued Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2012 [Member] Domestic [Member]	Mar. 03, 2012 Scenario, Previously Reported [Member] Restructuring Program 2012 [Member] Domestic [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2012 [Member] Domestic [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2012 [Member] Domestic [Member] Continuing Operations [Member]	Mar. 03, 2012 Scenario, Previously Reported [Member] Restructuring Program 2012 [Member] Domestic [Member] Continuing Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2012 [Member] Domestic [Member] Continuing Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2012 [Member] Domestic [Member] Discontinued Operations [Member]	Mar. 03, 2012 Scenario, Previously Reported [Member] Restructuring Program 2012 [Member] Domestic [Member] Discontinued Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2012 [Member] Domestic [Member] Discontinued Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2012 [Member] International [Member]	Mar. 03, 2012 Scenario, Previously Reported [Member] Restructuring Program 2012 [Member] International [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2012 [Member] International [Member] Continuing Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2012 [Member] International [Member] Discontinued Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2012 [Member] Inventory write-downs [Member] Discontinued Operations [Member]	Mar. 03, 2012 Scenario, Previously Reported [Member] Restructuring Program 2012 [Member] Inventory write-downs [Member] Discontinued Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2012 [Member] Inventory write-downs [Member] Discontinued Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2012 [Member] Inventory write-downs [Member] Domestic [Member] Discontinued Operations [Member]	Mar. 03, 2012 Scenario, Previously Reported [Member] Restructuring Program 2012 [Member] Inventory write-downs [Member] Domestic [Member] Discontinued Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2012 [Member] Inventory write-downs [Member] Domestic [Member] Discontinued Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2012 [Member] Inventory write-downs [Member] International [Member] Discontinued Operations [Member]	Mar. 03, 2012 Scenario, Previously Reported [Member] Restructuring Program 2012 [Member] Inventory write-downs [Member] International [Member] Discontinued Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2012 [Member] Inventory write-downs [Member] International [Member] Discontinued Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2012 [Member] Property and equipment write-downs [Member] Domestic [Member] Continuing Operations [Member]	Mar. 03, 2012 Scenario, Previously Reported [Member] Restructuring Program 2012 [Member] Property and equipment write-downs [Member] Domestic [Member] Continuing Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2012 [Member] Property and equipment write-downs [Member] Domestic [Member] Continuing Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2012 [Member] Property and equipment write-downs [Member] Domestic [Member] Discontinued Operations [Member]	Mar. 03, 2012 Scenario, Previously Reported [Member] Restructuring Program 2012 [Member] Property and equipment write-downs [Member] Domestic [Member] Discontinued Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2012 [Member] Property and equipment write-downs [Member] Domestic [Member] Discontinued Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2012 [Member] Property and equipment write-downs [Member] International [Member] Continuing Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2012 [Member] Property and equipment write-downs [Member] International [Member] Discontinued Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2012 [Member] Termination benefits [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2012 [Member] Termination benefits [Member] Discontinued Operations [Member]	Mar. 03, 2012 Scenario, Previously Reported [Member] Restructuring Program 2012 [Member] Termination benefits [Member] Discontinued Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2012 [Member] Termination benefits [Member] Discontinued Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2012 [Member] Termination benefits [Member] Domestic [Member] Continuing Operations [Member]	Mar. 03, 2012 Scenario, Previously Reported [Member] Restructuring Program 2012 [Member] Termination benefits [Member] Domestic [Member] Continuing Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2012 [Member] Termination benefits [Member] Domestic [Member] Continuing Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2012 [Member] Termination benefits [Member] Domestic [Member] Discontinued Operations [Member]	Mar. 03, 2012 Scenario, Previously Reported [Member] Restructuring Program 2012 [Member] Termination benefits [Member] Domestic [Member] Discontinued Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2012 [Member] Termination benefits [Member] Domestic [Member] Discontinued Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2012 [Member] Termination benefits [Member] International [Member] Continuing Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2012 [Member] Termination benefits [Member] International [Member] Discontinued Operations [Member]	Mar. 03, 2012 Scenario, Previously Reported [Member] Restructuring Program 2012 [Member] Termination benefits [Member] International [Member] Discontinued Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2012 [Member] Termination benefits [Member] International [Member] Discontinued Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2012 [Member] Facility closure and other costs [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2012 [Member] Facility closure and other costs [Member] Discontinued Operations [Member]	Mar. 03, 2012 Scenario, Previously Reported [Member] Restructuring Program 2012 [Member] Facility closure and other costs [Member] Discontinued Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2012 [Member] Facility closure and other costs [Member] Discontinued Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2012 [Member] Facility closure and other costs [Member] Domestic [Member] Continuing Operations [Member]	Mar. 03, 2012 Scenario, Previously Reported [Member] Restructuring Program 2012 [Member] Facility closure and other costs [Member] Domestic [Member] Continuing Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2012 [Member] Facility closure and other costs [Member] Domestic [Member] Continuing Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2012 [Member] Facility closure and other costs [Member] Domestic [Member] Discontinued Operations [Member]	Mar. 03, 2012 Scenario, Previously Reported [Member] Restructuring Program 2012 [Member] Facility closure and other costs [Member] Domestic [Member] Discontinued Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2012 [Member] Facility closure and other costs [Member] Domestic [Member] Discontinued Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2012 [Member] Facility closure and other costs [Member] International [Member] Continuing Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2012 [Member] Facility closure and other costs [Member] International [Member] Discontinued Operations [Member]	Mar. 03, 2012 Scenario, Previously Reported [Member] Restructuring Program 2012 [Member] Facility closure and other costs [Member] International [Member] Discontinued Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2012 [Member] Facility closure and other costs [Member] International [Member] Discontinued Operations [Member]	Feb. 26, 2011 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member]	Mar. 03, 2012 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member]	Feb. 26, 2011 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Continuing Operations [Member]	Mar. 03, 2012 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Continuing Operations [Member]	Feb. 26, 2011 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Continuing Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Continuing Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Discontinued Operations [Member]	Mar. 03, 2012 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Discontinued Operations [Member]	Feb. 26, 2011 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Discontinued Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Discontinued Operations [Member]	Feb. 26, 2011 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Domestic [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Domestic [Member]	Mar. 03, 2012 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Domestic [Member]	Feb. 26, 2011 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Domestic [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Domestic [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Domestic [Member] Continuing Operations [Member]	Mar. 03, 2012 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Domestic [Member] Continuing Operations [Member]	Feb. 26, 2011 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Domestic [Member] Continuing Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Domestic [Member] Continuing Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Domestic [Member] Discontinued Operations [Member]	Mar. 03, 2012 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Domestic [Member] Discontinued Operations [Member]	Feb. 26, 2011 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Domestic [Member] Discontinued Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Domestic [Member] Discontinued Operations [Member]	Feb. 26, 2011 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] International [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] International [Member]	Mar. 03, 2012 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] International [Member]	Feb. 26, 2011 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] International [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] International [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] International [Member] Continuing Operations [Member]	Mar. 03, 2012 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] International [Member] Continuing Operations [Member]	Feb. 26, 2011 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] International [Member] Continuing Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] International [Member] Continuing Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] International [Member] Discontinued Operations [Member]	Mar. 03, 2012 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] International [Member] Discontinued Operations [Member]	Feb. 26, 2011 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] International [Member] Discontinued Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] International [Member] Discontinued Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Inventory write-downs [Member] Continuing Operations [Member]	Mar. 03, 2012 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Inventory write-downs [Member] Continuing Operations [Member]	Feb. 26, 2011 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Inventory write-downs [Member] Continuing Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Inventory write-downs [Member] Continuing Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Inventory write-downs [Member] Discontinued Operations [Member]	Mar. 03, 2012 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Inventory write-downs [Member] Discontinued Operations [Member]	Feb. 26, 2011 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Inventory write-downs [Member] Discontinued Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Inventory write-downs [Member] Discontinued Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Inventory write-downs [Member] Domestic [Member] Continuing Operations [Member]	Mar. 03, 2012 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Inventory write-downs [Member] Domestic [Member] Continuing Operations [Member]	Feb. 26, 2011 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Inventory write-downs [Member] Domestic [Member] Continuing Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Inventory write-downs [Member] Domestic [Member] Continuing Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Inventory write-downs [Member] Domestic [Member] Discontinued Operations [Member]	Mar. 03, 2012 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Inventory write-downs [Member] Domestic [Member] Discontinued Operations [Member]	Feb. 26, 2011 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Inventory write-downs [Member] Domestic [Member] Discontinued Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Inventory write-downs [Member] Domestic [Member] Discontinued Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Inventory write-downs [Member] International [Member] Continuing Operations [Member]	Mar. 03, 2012 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Inventory write-downs [Member] International [Member] Continuing Operations [Member]	Feb. 26, 2011 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Inventory write-downs [Member] International [Member] Continuing Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Inventory write-downs [Member] International [Member] Continuing Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Inventory write-downs [Member] International [Member] Discontinued Operations [Member]	Mar. 03, 2012 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Inventory write-downs [Member] International [Member] Discontinued Operations [Member]	Feb. 26, 2011 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Inventory write-downs [Member] International [Member] Discontinued Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Inventory write-downs [Member] International [Member] Discontinued Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Property and equipment write-downs [Member] Continuing Operations [Member]	Mar. 03, 2012 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Property and equipment write-downs [Member] Continuing Operations [Member]	Feb. 26, 2011 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Property and equipment write-downs [Member] Continuing Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Property and equipment write-downs [Member] Continuing Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Property and equipment write-downs [Member] Discontinued Operations [Member]	Mar. 03, 2012 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Property and equipment write-downs [Member] Discontinued Operations [Member]	Feb. 26, 2011 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Property and equipment write-downs [Member] Discontinued Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Property and equipment write-downs [Member] Discontinued Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Property and equipment write-downs [Member] Domestic [Member] Continuing Operations [Member]	Mar. 03, 2012 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Property and equipment write-downs [Member] Domestic [Member] Continuing Operations [Member]	Feb. 26, 2011 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Property and equipment write-downs [Member] Domestic [Member] Continuing Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Property and equipment write-downs [Member] Domestic [Member] Continuing Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Property and equipment write-downs [Member] Domestic [Member] Discontinued Operations [Member]	Mar. 03, 2012 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Property and equipment write-downs [Member] Domestic [Member] Discontinued Operations [Member]	Feb. 26, 2011 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Property and equipment write-downs [Member] Domestic [Member] Discontinued Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Property and equipment write-downs [Member] Domestic [Member] Discontinued Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Property and equipment write-downs [Member] International [Member] Continuing Operations [Member]	Mar. 03, 2012 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Property and equipment write-downs [Member] International [Member] Continuing Operations [Member]	Feb. 26, 2011 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Property and equipment write-downs [Member] International [Member] Continuing Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Property and equipment write-downs [Member] International [Member] Continuing Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Property and equipment write-downs [Member] International [Member] Discontinued Operations [Member]	Mar. 03, 2012 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Property and equipment write-downs [Member] International [Member] Discontinued Operations [Member]	Feb. 26, 2011 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Property and equipment write-downs [Member] International [Member] Discontinued Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Property and equipment write-downs [Member] International [Member] Discontinued Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Termination benefits [Member]	Mar. 03, 2012 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Termination benefits [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Termination benefits [Member] Continuing Operations [Member]	Mar. 03, 2012 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Termination benefits [Member] Continuing Operations [Member]	Feb. 26, 2011 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Termination benefits [Member] Continuing Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Termination benefits [Member] Continuing Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Termination benefits [Member] Discontinued Operations [Member]	Mar. 03, 2012 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Termination benefits [Member] Discontinued Operations [Member]	Feb. 26, 2011 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Termination benefits [Member] Discontinued Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Termination benefits [Member] Discontinued Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Termination benefits [Member] Domestic [Member] Continuing Operations [Member]	Mar. 03, 2012 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Termination benefits [Member] Domestic [Member] Continuing Operations [Member]	Feb. 26, 2011 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Termination benefits [Member] Domestic [Member] Continuing Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Termination benefits [Member] Domestic [Member] Continuing Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Termination benefits [Member] Domestic [Member] Discontinued Operations [Member]	Mar. 03, 2012 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Termination benefits [Member] Domestic [Member] Discontinued Operations [Member]	Feb. 26, 2011 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Termination benefits [Member] Domestic [Member] Discontinued Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Termination benefits [Member] Domestic [Member] Discontinued Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Termination benefits [Member] International [Member] Continuing Operations [Member]	Mar. 03, 2012 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Termination benefits [Member] International [Member] Continuing Operations [Member]	Feb. 26, 2011 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Termination benefits [Member] International [Member] Continuing Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Termination benefits [Member] International [Member] Continuing Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Termination benefits [Member] International [Member] Discontinued Operations [Member]	Mar. 03, 2012 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Termination benefits [Member] International [Member] Discontinued Operations [Member]	Feb. 26, 2011 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Termination benefits [Member] International [Member] Discontinued Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Termination benefits [Member] International [Member] Discontinued Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Intangible asset impairments [Member] Discontinued Operations [Member]	Mar. 03, 2012 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Intangible asset impairments [Member] Discontinued Operations [Member]	Feb. 26, 2011 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Intangible asset impairments [Member] Discontinued Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Intangible asset impairments [Member] Discontinued Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Intangible asset impairments [Member] Domestic [Member] Discontinued Operations [Member]	Mar. 03, 2012 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Intangible asset impairments [Member] Domestic [Member] Discontinued Operations [Member]	Feb. 26, 2011 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Intangible asset impairments [Member] Domestic [Member] Discontinued Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Intangible asset impairments [Member] Domestic [Member] Discontinued Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Intangible asset impairments [Member] International [Member] Discontinued Operations [Member]	Mar. 03, 2012 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Intangible asset impairments [Member] International [Member] Discontinued Operations [Member]	Feb. 26, 2011 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Intangible asset impairments [Member] International [Member] Discontinued Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Intangible asset impairments [Member] International [Member] Discontinued Operations [Member]	May 28, 2011 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Facility closure and other costs [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Facility closure and other costs [Member]	Mar. 03, 2012 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Facility closure and other costs [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Facility closure and other costs [Member] Continuing Operations [Member]	Mar. 03, 2012 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Facility closure and other costs [Member] Continuing Operations [Member]	Feb. 26, 2011 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Facility closure and other costs [Member] Continuing Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Facility closure and other costs [Member] Continuing Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Facility closure and other costs [Member] Discontinued Operations [Member]	Mar. 03, 2012 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Facility closure and other costs [Member] Discontinued Operations [Member]	Feb. 26, 2011 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Facility closure and other costs [Member] Discontinued Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Facility closure and other costs [Member] Discontinued Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Facility closure and other costs [Member] Domestic [Member] Continuing Operations [Member]	Mar. 03, 2012 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Facility closure and other costs [Member] Domestic [Member] Continuing Operations [Member]	Feb. 26, 2011 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Facility closure and other costs [Member] Domestic [Member] Continuing Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Facility closure and other costs [Member] Domestic [Member] Continuing Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Facility closure and other costs [Member] Domestic [Member] Discontinued Operations [Member]	Mar. 03, 2012 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Facility closure and other costs [Member] Domestic [Member] Discontinued Operations [Member]	Feb. 26, 2011 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Facility closure and other costs [Member] Domestic [Member] Discontinued Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Facility closure and other costs [Member] Domestic [Member] Discontinued Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Facility closure and other costs [Member] International [Member] Continuing Operations [Member]	Mar. 03, 2012 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Facility closure and other costs [Member] International [Member] Continuing Operations [Member]	Feb. 26, 2011 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Facility closure and other costs [Member] International [Member] Continuing Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Facility closure and other costs [Member] International [Member] Continuing Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Facility closure and other costs [Member] International [Member] Discontinued Operations [Member]	Mar. 03, 2012 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Facility closure and other costs [Member] International [Member] Discontinued Operations [Member]	Feb. 26, 2011 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Facility closure and other costs [Member] International [Member] Discontinued Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Facility closure and other costs [Member] International [Member] Discontinued Operations [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve, Accrual Adjustment																																																																																		$ 46						$ 40		$ 6		$ 28																																				$ 0														$ 28															$ (2)	$ 1																																																																																					$ (1)	$ (3)																																					$ 10	$ (1)	$ 4
Restructuring and Related Cost, Expected Cost, Low End of Range															40
Restructuring and Related Cost, Expected Cost, High End of Range															60
Restructuring and Related Cost, Expected Cost																																																											30
Restructuring charges	169	34	91	127	25	22	1	415	48	34	239	36	0	0		36	12	19	5	243		(1)	28		215		220		5		215		0	22		0	106		5		106		0	1		0		(1)	5		0		449	280	287	222	147	75	171	171	0	0	84	84	87	87	1	1	0	30	7	23	55	46	9	27	27	0	58	3	55	257	257	0	0	257	29		77		151	(2)	243	(1)	0	(1)	0	(1)	23		(1)	23		0	0		(1)	220	0	(1)	0	11		0	0		0	11		0	17		0	0		0	0		1	16		0	1		0	0		0	1	16			(2)	82		(1)	5		0	0		0	(2)	82		222	(13)	44	222		(12)	20	147		(1)	24	75		50	(12)	45	50		(12)	20	40		0	25	10		172	(1)	(1)	172		0	0	107		(1)	(1)	65		0	19	9		0	0	15		0	19	9		0	0	0		0	0	0		0	0	15		(12)	0	122		0	15	25		(12)	0	15		0	15	0		0	0	107		0	0	25				0	(3)	16		0	11	12		0	(3)	16		0	4	0		0	0	0		0	7	12		0	3	10		0	3	10		0	0	0					0	4	0		(1)	(5)	13		0	4	0		0	3	0		0	0	0		(1)	(8)	13
Cumulative amount																					$ 241			$ 27		$ 214		$ 219		$ 5		$ 214			$ 22			$ 106		$ 5		$ 106			$ 1		$ 0			$ 4		$ 0																																																$ 22			$ 22			$ 0							$ 11			$ 0			$ 11			$ 17			$ 0						$ 17			$ 1			$ 0				$ 17				$ 80			$ 4			$ 0				$ 80					$ 253				$ 155				$ 98					$ 83				$ 48				$ 35					$ 170				$ 107				$ 63				$ 28				$ 15				$ 28				$ 0				$ 0				$ 15				$ 110				$ 40				$ 3				$ 15				$ 107				$ 25						$ 13				$ 23				$ 13				$ 4				$ 0				$ 19				$ 13				$ 13				$ 0							$ 4				$ 7				$ 4				$ 3				$ 0				$ 4

Restructuring Charges (Details 2) (USD $) In Millions, unless otherwise specified	11 Months Ended		12 Months Ended		11 Months Ended							12 Months Ended	3 Months Ended	11 Months Ended	12 Months Ended	11 Months Ended	12 Months Ended	11 Months Ended	12 Months Ended	11 Months Ended	12 Months Ended	11 Months Ended	12 Months Ended	11 Months Ended
	Feb. 02, 2013	Jan. 28, 2012	Mar. 03, 2012	Feb. 26, 2011	Feb. 02, 2013 Restructuring Program 2013 Europe [Member] [Domain] [Domain]	Feb. 02, 2013 Restructuring Program 2013 Europe [Member] [Domain] [Domain] Facility closure and other costs [Member]	Feb. 02, 2013 Restructuring Program 2013 Europe [Member] [Domain] [Domain] Termination benefits [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2013 Renew Blue [Member] [Domain]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2013 Renew Blue [Member] [Domain] Facility closure and other costs [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2013 Renew Blue [Member] [Domain] Termination benefits [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member]	Mar. 03, 2012 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member]	May 28, 2011 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Facility closure and other costs [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Facility closure and other costs [Member]	Mar. 03, 2012 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Facility closure and other costs [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Termination benefits [Member]	Mar. 03, 2012 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Termination benefits [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2012 [Member]	Mar. 03, 2012 Scenario, Previously Reported [Member] Restructuring Program 2012 [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2012 [Member] Facility closure and other costs [Member]	Mar. 03, 2012 Scenario, Previously Reported [Member] Restructuring Program 2012 [Member] Facility closure and other costs [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2012 [Member] Termination benefits [Member]	Mar. 03, 2012 Scenario, Previously Reported [Member] Restructuring Program 2012 [Member] Termination benefits [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2013 U.S. [Member] [Domain]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2013 U.S. [Member] [Domain] Facility closure and other costs [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2013 U.S. [Member] [Domain] Termination benefits [Member]
Restructuring Reserve [Roll Forward]
Restructuring reserve, balance at the beginning of the period					$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 12	$ 41	$ 13	$ 9	$ 13	$ 3	$ 28	$ 102	$ 0	$ 85	$ 0	$ 17	$ 0	$ 0	$ 0	$ 0
Restructuring charges	414	24	29	138	24	5	19	109	54	55	0	17		0	6	0	11	3	104	2	87	1	17	261	152	109
Cash payments					(19)	0	(19)	(1)	0	(1)	(10)	(47)		(8)	(14)	(2)	(33)	(101)	0	(83)	0	(18)	0	(98)	(33)	(65)
Adjustments											2	(1)	(10)	1	(4)	1	3	(28)		(28)		0		(46)	(6)	(40)
Changes in foreign currency exchange rates											0			0		0		4	(2)	4	(2)	0	0
Restructuring reserve, balance at the end of the period					$ 5	$ 5	$ 0	$ 108	$ 54	$ 54	$ 0	$ 12		$ 0	$ 9	$ 0	$ 3	$ 36	$ 102	$ 36	$ 85	$ 0	$ 17	$ 117	$ 113	$ 4

Debt (Details) (Scenario, Previously Reported [Member]) In Millions, unless otherwise specified	11 Months Ended	12 Months Ended								11 Months Ended
	Feb. 02, 2013 USD ($)	Mar. 03, 2012 USD ($)	Feb. 02, 2013 Us revolving credit facility [Member] USD ($)	Feb. 02, 2013 U.S. revolving credit facility - 364-Day [Member] USD ($)	Mar. 03, 2012 U.S. revolving credit facility - 364-Day [Member] USD ($)	Feb. 02, 2013 U.S. revolving credit facility - Five-Year [Member] USD ($)	Mar. 03, 2012 U.S. revolving credit facility - Five-Year [Member] USD ($)	Oct. 31, 2011 U.S. revolving credit facility - Five-Year [Member] USD ($)	Feb. 02, 2013 JPMorgan revolving credit facility [Member] USD ($)	Feb. 02, 2013 Europe revolving credit facility [Member] USD ($)	Feb. 02, 2013 Europe revolving credit facility [Member] GBP (£)	Mar. 03, 2012 Europe revolving credit facility [Member] USD ($)	Feb. 02, 2013 Europe receivables financing facility [Member] GBP (£)	Feb. 02, 2013 Old Europe Revolving Credit Facility [Member] GBP (£)	Feb. 02, 2013 Canada revolving demand facility [Member] USD ($)	Feb. 02, 2013 Canada revolving demand facility [Member] CAD	Mar. 03, 2012 Canada revolving demand facility [Member] USD ($)	Feb. 02, 2013 China revolving demand facilities [Member] USD ($)	Mar. 03, 2012 China revolving demand facilities [Member] USD ($)
Short-term Debt
Short-term debt	$ 596	$ 480		$ 0	$ 0	$ 0	$ 0			$ 596		$ 480			$ 0		$ 0	$ 0	$ 0
Weighted-average interest rate (as a percent)										2.00%	2.00%	2.40%
Maximum month-end outstanding during the year	596	480
Average amount outstanding during the year	477	337
Weighted-average interest rate at year-end	2.00%	2.40%
Line of credit facility, current borrowing capacity			2,500	1,000				1,500	1,000	646	400		350	125
Line of credit facility, amount outstanding			0							596	369				0			0
Line of Credit Facility, Remaining Borrowing Capacity			2,490
Line of credit facility, maximum borrowing capacity			3,000												50			156
Additional seasonal facility																50
Line of credit facility, letter of credit sublimit			$ 300
Debt instrument, basis spread on federal funds rate (as a percent)			0.50%
Debt instrument, basis spread on LIBOR (as a percent)			1.00%
Debt instrument, lower range on ABR (as a percent)				0.00%		0.00%
Debt instrument, higher range on ABR (as a percent)				0.53%		0.48%
Debt instrument, low end of the range, utilization fee (as a percent)										0.00%	0.00%
Debt instrument, high end of the range, utilization fee (as a percent)										0.50%	0.50%
LIBOR margin, low end of the range (as a percent)				0.93%		0.88%
LIBOR margin, high end of the range (as a percent)				1.53%		1.48%
Debt instrument, lower range on facility fee (as a percent)				0.08%		0.13%
Debt instrument, higher range on facility fee (as a percent)				0.23%		0.28%
Line of credit facility, unused capacity, commitment fee percentage of applicable margin (as a percent)										40.00%	40.00%
Initial commitment fee (as a percent)										0.75%	0.75%

Debt (Details 2) (USD $) In Millions, unless otherwise specified	Feb. 02, 2013	Feb. 02, 2013 Minimum [Member] Financing Lease Obligations [Member]	Feb. 02, 2013 Minimum [Member] Capital Lease Obligations [Member]	Feb. 02, 2013 Minimum [Member] Other debt [Member]	Feb. 02, 2013 Maximum [Member] Financing Lease Obligations [Member]	Feb. 02, 2013 Maximum [Member] Capital Lease Obligations [Member]	Feb. 02, 2013 Maximum [Member] Other debt [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member]	Mar. 03, 2012 Scenario, Previously Reported [Member]	Jun. 30, 2008 Scenario, Previously Reported [Member] 2013 Notes [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] 2013 Notes [Member]	Aug. 04, 2012 Scenario, Previously Reported [Member] 2013 Notes [Member]	Mar. 03, 2012 Scenario, Previously Reported [Member] 2013 Notes [Member]	Mar. 31, 2011 Scenario, Previously Reported [Member] 2016 and 2021 Notes [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] 2016 and 2021 Notes [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] 2016 Notes [Member]	Mar. 03, 2012 Scenario, Previously Reported [Member] 2016 Notes [Member]	Mar. 31, 2011 Scenario, Previously Reported [Member] 2016 Notes [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] 2021 Notes [Member]	Mar. 03, 2012 Scenario, Previously Reported [Member] 2021 Notes [Member]	Mar. 31, 2011 Scenario, Previously Reported [Member] 2021 Notes [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Financing Lease Obligations [Member]	Mar. 03, 2012 Scenario, Previously Reported [Member] Financing Lease Obligations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Capital Lease Obligations [Member]	Mar. 03, 2012 Scenario, Previously Reported [Member] Capital Lease Obligations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Other debt [Member]	Mar. 03, 2012 Scenario, Previously Reported [Member] Other debt [Member]
Long-term Debt.
Total long-term debt	$ 1,700							$ 1,700	$ 1,728		$ 500		$ 500			$ 349	$ 349		$ 648	$ 648		$ 122	$ 149	$ 80	$ 81	$ 1	$ 1
Less: current portion								(547)	(43)
Total long-term debt, less current portion								1,153	1,685
Long-term debt, fair value								1,652	1,756
Debt instrument issued, principal amount										500								350			650
Initial issuance discount and offering expenses										1
Interest rate (as a percent)		3.00%	2.10%	3.80%	8.10%	8.30%	6.70%				7.25%	6.75%				3.75%			5.50%
Underwriting discounts														6
Net proceeds from the sale of the Notes										496				990
Redemption price, as percentage of principal amount of debt instrument (as a percent)											100.00%				100.00%
Redemption price upon control triggering event, percentage of principal amount (as a percent)											101.00%				101.00%
Future maturities of long-term debt, including capitalized leases
2012	547
2013	45
2014	35
2015	370
2016	15
Thereafter	$ 688

Derivative Instruments (Details) (USD $) In Millions, unless otherwise specified	11 Months Ended	12 Months Ended
	Feb. 02, 2013	Mar. 03, 2012
Gross fair values for derivative instruments
Derivative Instruments Not Designated as Hedging Instruments, Contract Term 1	6 months
Cash flow hedge contract term	P2Y
Scenario, Previously Reported [Member]
Gross fair values for derivative instruments
Percent pre-tax gain (loss) recognized in OCI reclassified to noncontrolling interest (as a percent)	50.00%
Derivatives not designated as hedging instruments	$ 173	$ 238
Scenario, Previously Reported [Member] | Operating Expense [Member]
Gross fair values for derivative instruments
No hedge designation (foreign exchange forward contracts)	2	5
Scenario, Previously Reported [Member] | Foreign Exchange Forward [Member] | Cash Flow Hedging [Member]
Gross fair values for derivative instruments
Pre-tax gain (loss) recognized in OCI	0	7
Gain (loss) reclassified from accumulated OCI to earnings (effective portion)	(1)	5
Scenario, Previously Reported [Member] | Foreign Exchange Forward [Member] | No hedge designation [Member]
Gross fair values for derivative instruments
Gross fair values for derivative assets	1	1
Gross fair values for derivative liabilities	$ 0	$ (2)

Shareholders' Equity (Details) (USD $) In Millions, except Share data, unless otherwise specified	11 Months Ended	12 Months Ended
	Feb. 02, 2013	Mar. 03, 2012	Feb. 26, 2011
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Term of stock options (in years)	10 years
Vesting period (in years)	4 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Risk-free interest rate low end of the range (as a percent)	0.10%	0.10%	0.20%
Risk-free interest rate high end of the range (as a percent)	2.00%	3.60%	3.90%
Time-based [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Payment Award, Award Vesting Period, Minimum	3 years
Share-based Payment Award, Award Vesting Period, Maximum	4 years
Vesting percentage per increment, options vesting in annual increments	25% of the award vests on the date of grant and 25% vests on each of the three anniversary dates thereafter
Annual vesting percentage, options vesting in annual increments	25.00%
Scenario, Previously Reported [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized under the Omnibus Plan (in shares)	65,000,000
Number of shares available for future grants under the Omnibus Plan (in shares)	19,000,000
Stock-based compensation expense (in dollars)	112	120	121
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding at the beginning of the period (in shares)	35,801,000
Granted (in shares)	2,864,000
Exercised (in shares)	(82,000)
Forfeited/Canceled (in shares)	(8,600,000)
Outstanding at the end of the period (in shares)	30,000,000	35,801,000
Vested or expected to vest at the end of the period (in shares)	29,247,000
Exercisable at the end of the period (in shares)	22,600,000
Weighted Average Exercise Price [Roll Forward]
Outstanding at the beginning of the period (in dollars per share)	38.08
Granted (in dollars per share)	17.3
Exercised (in dollars per share)	18.69
Forfeited/Canceled (in dollars per share)	35.36
Outstanding at the end of the period (in dollars per share)	36.93	38.08
Vested or expected to vest at the end of the period (in dollars per share)	37.29
Exercisable at the end of the period (in dollars per share)	39.98
Weighted Average Remaining Contractual Term, Years [Abstract]
Outstanding at the end of the period (in years)	5 years 9 months 18 days
Vested or expected to vest at the end of the period (in years)	5 years 8 months 12 days
Exercisable at the end of the period (in years)	4 years 10 months 24 days
Aggregate Intrinsic Value [Abstract]
Outstanding at the end of the period (in dollars)	2
Vested or expected to vest at the end of the period (in dollars)	2
Exercisable at the end of the period (in dollars)	0
Weighted-average grant-date fair value of stock options granted (in dollars per share)	5.11	7.94	11.97
Aggregate intrinsic value of stock options exercised (in dollars)	0	6	52
Net cash proceeds from the exercise of stock options (in dollars)	1	27	134
Actual income tax benefit realized from stock option exercises (in dollars)		2	19
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Expected dividend yield (as a percent)	2.20%	2.30%	1.50%
Expected stock price volatility (as a percent)	44.00%	37.00%	36.00%
Expected life of stock options (in years)	5 years 10 months 8 days	6 years 2 months 12 days	6 years 1 month 6 days
Scenario, Previously Reported [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense (in dollars)	43	76	90
Aggregate Intrinsic Value [Abstract]
Unrecognized compensation (in dollars)	47
Weighted-average period over which compensation expense is expected to be recognized (in years)	1 year 4 months 24 days
Scenario, Previously Reported [Member] | Market-based [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense (in dollars)	2	0	4
Aggregate Intrinsic Value [Abstract]
Unrecognized compensation (in dollars)	12
Weighted-average period over which compensation expense is expected to be recognized (in years)	2 years 8 months 4 days
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested [Roll Forward]
Outstanding at the beginning of the period (in shares)	0
Granted (in shares)	879,000
Vested (in shares)	0
Forfeited/Canceled (in shares)	(74,000)
Outstanding at the end of the period (in shares)	805,000	0
Weighted Average Fair Value Per Share [Roll Forward]
Outstanding at the beginning of the period (in dollars per share)	0
Granted (in dollars per share)	16.92
Vested (in dollars per share)	0
Forfeited/Canceled (in dollars per share)	18.63
Outstanding at the end of the period (in dollars per share)	16.76	0
Scenario, Previously Reported [Member] | Performance-based [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense (in dollars)	0	0	(1)
Aggregate Intrinsic Value [Abstract]
Unrecognized compensation (in dollars)	0
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested [Roll Forward]
Outstanding at the beginning of the period (in shares)	912,000
Granted (in shares)	0
Vested (in shares)	(2,000)
Forfeited/Canceled (in shares)	(908,000)
Outstanding at the end of the period (in shares)	2,000	912,000
Weighted Average Fair Value Per Share [Roll Forward]
Outstanding at the beginning of the period (in dollars per share)	41.2
Granted (in dollars per share)	0
Vested (in dollars per share)	44.2
Forfeited/Canceled (in dollars per share)	41.19
Outstanding at the end of the period (in dollars per share)	44.2	41.2
Scenario, Previously Reported [Member] | Time-based [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense (in dollars)	62	33	16
Aggregate Intrinsic Value [Abstract]
Unrecognized compensation (in dollars)	108
Weighted-average period over which compensation expense is expected to be recognized (in years)	2 years 3 months 18 days
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested [Roll Forward]
Outstanding at the beginning of the period (in shares)	3,924,000
Granted (in shares)	6,759,000
Vested (in shares)	(1,890,000)
Forfeited/Canceled (in shares)	(1,042,000)
Outstanding at the end of the period (in shares)	7,751,000	3,924,000
Weighted Average Fair Value Per Share [Roll Forward]
Outstanding at the beginning of the period (in dollars per share)	29.62
Granted (in dollars per share)	17.67
Vested (in dollars per share)	24.97
Forfeited/Canceled (in dollars per share)	24.3
Outstanding at the end of the period (in dollars per share)	21.05	29.62
Scenario, Previously Reported [Member] | Employee Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of common stock under employee stock purchase plan (in shares)	1,000,000	1,000,000	1,000,000
Discounted purchase rate on the market price of the stock (as a percent)	15.00%
Stock-based compensation expense (in dollars)	5	11	12
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Risk-free interest rate (as a percent)	0.10%	0.10%	0.20%
Expected dividend yield (as a percent)	2.90%	2.40%	1.40%
Expected stock price volatility (as a percent)	41.00%	38.00%	29.00%
Expected life of employee stock purchase plan options (in months)	6 months	6 months	6 months
Weighted Average Fair Value Per Share [Roll Forward]
Weighted-average fair value of shares purchased (in dollars per share)	5.44	6.76	9.54
Amount accumulated by plan participants to purchase common stock (in dollars)	4	11

Shareholders' Equity (Details 2) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended		3 Months Ended								11 Months Ended		12 Months Ended		1 Months Ended		11 Months Ended	12 Months Ended				11 Months Ended	12 Months Ended		11 Months Ended	12 Months Ended		11 Months Ended		12 Months Ended
	Jan. 31, 2012	Jan. 31, 2011	Feb. 02, 2013	Nov. 03, 2012	Aug. 04, 2012	May 05, 2012	Mar. 03, 2012	Nov. 26, 2011	Aug. 27, 2011	May 28, 2011	Feb. 02, 2013	Jan. 28, 2012	Mar. 03, 2012	Feb. 26, 2011	Jun. 30, 2011 Scenario, Previously Reported [Member]	Jun. 30, 2007 Scenario, Previously Reported [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member]	Mar. 03, 2012 Scenario, Previously Reported [Member]	Feb. 26, 2011 Scenario, Previously Reported [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] In-the-money [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Out-of-the-money [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] June 2011 share repurchase program [Member}	Mar. 03, 2012 Scenario, Previously Reported [Member] June 2011 share repurchase program [Member}	Feb. 26, 2011 Scenario, Previously Reported [Member] June 2011 share repurchase program [Member}	Feb. 02, 2013 Scenario, Previously Reported [Member] June 2007 share repurchase program [Member]	Mar. 03, 2012 Scenario, Previously Reported [Member] June 2007 share repurchase program [Member]	Feb. 26, 2011 Scenario, Previously Reported [Member] June 2007 share repurchase program [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Market-based [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Employee Stock [Member]	Mar. 03, 2012 Scenario, Previously Reported [Member] Employee Stock [Member]	Feb. 26, 2011 Scenario, Previously Reported [Member] Employee Stock [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Performance-based [Member]
Outstanding Options to Purchase Common Stock [Line Items]
Unrecognized compensation (in dollars)																												$ 12				$ 0
Issuance of common stock under employee stock purchase plan (in shares)																													1,000,000	1,000,000	1,000,000
Net cash proceeds from the exercise of stock options (in dollars)																	1	27	134
Weighted-average grant-date fair value of stock options granted (in dollars per share)																	$ 5.11	$ 7.94	$ 11.97
Exercisable stock options (in shares)																	22,600,000			100,000	22,500,000
Percentage of exercisable stock options (as a percent)																	100.00%			0.00%	100.00%
Exercisable stock options, weighted-average price (in dollars per share)																	$ 39.98			$ 18.02	$ 40.15
Unexercisable stock options (in shares)																	7,400,000			2,000,000	5,400,000
Percentage of unexercisable stock options (as a percent)																	100.00%			27.00%	73.00%
Unexercisable stock options, weighted-average price (in dollars per share)																	$ 27.55			$ 15.78	$ 31.55
Total outstanding stock options (in shares)																	30,000,000	35,801,000		2,100,000	27,900,000
Percentage of outstanding stock options (as a percent)																	100.00%			7.00%	93.00%
Outstanding stock options, weighted-average price (in dollars per share)																	$ 36.93	$ 38.08		$ 15.97	$ 38.46
Amounting remaining for additional share repurchases																						3,989
Numerator [Abstract]
Net earnings (loss) from continuing operations	(13)	0	(460)	(9)	31	169	806	230	228	160	(466)	1,217	1,424	1,465
Net earnings from continuing operations attributable to noncontrolling interests											(2)	(3)	(3)	(2)
Net earnings (loss) from continuing operations attributable to Best Buy Co., Inc. shareholders, basic											(468)		1,421	1,463
Adjustment for assumed dilution:
Interest on convertible debentures due in 2022, net of tax											0		5	6
Net earnings (loss) from continuing operations attributable to Best Buy Co., Inc. shareholders, diluted											(468)		1,426	1,469
Denominator [Abstract]
Weighted-average common shares outstanding (in shares)											338,600,000	372,500,000	366,300,000	406,100,000
Effect of Potentially Dilutive Securities [Abstract]
Shares from assumed conversion of convertible debentures (in shares)											0		7,600,000	8,800,000
Stock options and other (in shares)											0		600,000	1,600,000
Weighted-average common shares outstanding, assuming dilution (in shares)											338,600,000	382,000,000	374,500,000	416,500,000
Net earnings (loss) per share from continuing operations attributable to Best Buy Co., Inc. shareholders
Basic (in dollars per share)											$ (1.38)	$ 3.26	$ 3.88	$ 3.6
Diluted (in dollars per share)			$ (1.36)	$ (0.03)	$ 0.09	$ 0.49	$ 2.29	$ 0.63	$ 0.6	$ 0.4	$ (1.38)	$ 3.19	$ 3.81	$ 3.53
Share repurchases authorized (in shares)															5,000	5,500
Open Market Repurchases [Abstract]
Total number of shares repurchased																						6,300,000	34,500,000	0	0	20,100,000	32,600,000
Total cost of shares repurchased																						122	889	0	0	611	1,193
Comprehensive income (loss) attributable to Best Buy Co., Inc. shareholders																	(430)	(1,314)	1,410
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Foreign currency translation																	113	93
Unrealized gains (losses) on available-for-sale investments																	(1)	(3)
Total																	112	90
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Total Intrinsic Value																	0	6	52
Actual income tax benefit realized from stock option exercises (in dollars)																		$ 2	$ 19
Weighted-average fair value of shares purchased (in dollars per share)																													$ 5.44	$ 6.76	$ 9.54
Weighted-average period over which compensation expense is expected to be recognized (in years)																												2 years 8 months 4 days

Leases (Details) (USD $)	11 Months Ended	12 Months Ended
	Feb. 02, 2013	Mar. 03, 2012	Feb. 26, 2011
Operating Leases, Rent Expense, Net [Abstract]
Minimum rentals	$ 892,000,000	$ 980,000,000	$ 933,000,000
Contingent rentals	1,000,000	2,000,000	2,000,000
Total rent expense	893,000,000	982,000,000	935,000,000
Less: sublease income	(15,000,000)	(18,000,000)	(19,000,000)
Net rent expense	878,000,000	964,000,000	916,000,000
Future minimum lease payments under capital leases
2013	27,000,000
2014	25,000,000
2015	17,000,000
2016	5,000,000
2017	3,000,000
Thereafter	20,000,000
Subtotal	97,000,000
Less: imputed interest	(17,000,000)
Present value	80,000,000
Future minimum lease payments under financing leases
2013	30,000,000
2014	28,000,000
2015	25,000,000
2016	19,000,000
2017	15,000,000
Thereafter	28,000,000
Subtotal	145,000,000
Less: imputed interest	(23,000,000)
Present value	122,000,000
Future minimum lease payments under operating leases
2013	1,050,000,000
2014	988,000,000
2015	885,000,000
2016	758,000,000
2017	598,000,000
Thereafter	1,632,000,000
Subtotal	5,911,000,000
Minimum sublease rent income excluded from minimum lease payments	125,000,000
Scenario, Previously Reported [Member]
Operating Leased Assets [Line Items]
Other Operating Lease Payments	$ 1,600,000,000

Benefit Plans (Details) (Scenario, Previously Reported [Member], USD $) In Millions, unless otherwise specified	11 Months Ended	12 Months Ended
	Feb. 02, 2013	Mar. 03, 2012	Feb. 26, 2011
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Maximum percentage of a participant's eligible compensation that a participant may contribute annually to the plan (as a percent)	50.00%
Percentage of participating employees contribution, matched 100% (as a percent)	3.00%
Percentage of participating employees contribution, matched 50% (as a percent)	2.00%
Percentage of matching contribution made by company, of first 3% of participating employees contributions (as a percent)	100.00%
Percentage of matching contribution made by company, of next 2% of participating employees' contributions (as a percent)	50.00%
Employer contribution	$ 62	$ 69	$ 69
Non-qualified, unfunded deferred compensation plan [Member]
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Deferred compensation liability	58	62
Deferred compensation plan assets	$ 88	$ 83

Income Taxes (Details) (USD $) In Millions, unless otherwise specified	11 Months Ended		12 Months Ended
	Feb. 02, 2013	Jan. 28, 2012	Mar. 03, 2012	Feb. 26, 2011
Reconciliation of the federal statutory income tax rate to income tax expense
Federal income tax at the statutory rate	$ (69)		$ 758	$ 787
State income taxes, net of federal benefit	(2)		47	49
(Benefit) expense from foreign operations	49		(63)	(55)
Other	5		0	3
Goodwill impairment (non-deductible)	287		0	0
Income tax expense	$ 270	$ 658	$ 742	$ 784
Effective income tax rate	(138.30%)		34.30%	34.90%

Income Taxes (Details 2) (USD $) In Millions, unless otherwise specified	11 Months Ended		12 Months Ended
	Feb. 02, 2013	Jan. 28, 2012	Mar. 03, 2012	Feb. 26, 2011
Earnings from continuing operations before income tax expense and equity in (loss) income of affiliates
United States	$ 281		$ 1,644	$ 1,893
Outside the United States	(477)		522	354
Earnings (loss) from continuing operations before income tax expense and equity in income of affiliates	(196)	1,875	2,166	2,247
Current:
Federal	204		515	775
State	(2)		61	77
Foreign	66		72	50
Current income tax expense	268		648	902
Deferred:
Federal	27		91	(113)
State	(2)		11	(2)
Foreign	(23)		(8)	(3)
Deferred income tax expense	2		94	(118)
Income tax expense	$ 270	$ 658	$ 742	$ 784

Income Taxes (Details 3) (USD $) In Millions, unless otherwise specified	Feb. 02, 2013	Mar. 03, 2012
Components of deferred tax assets and liabilities
Accrued property expenses	$ 194	$ 146
Other accrued expenses	119	108
Deferred revenue	153	128
Compensation and benefits	95	103
Stock-based compensation	137	157
Loss and credit carryforwards	266	310
Other	125	121
Total deferred tax assets	1,089	1,073
Valuation allowance	(228)	(204)
Total deferred tax assets after valuation allowance	861	869
Property and equipment	(343)	(376)
Goodwill and intangibles	(127)	(118)
Inventory	(90)	(85)
Other	(22)	(27)
Total deferred tax liabilities	(582)	(606)
Net deferred tax assets	279	263
Other current assets	228	226
Other assets	66	53
Deferred Tax Liabilities, Net, Current	(5)	0
Other long-term liabilities	(10)	(16)
Net deferred tax assets	$ 279	$ 263

Income Taxes (Details 4) (USD $) In Millions, unless otherwise specified	11 Months Ended
Feb. 02, 2013
Valuation Allowance [Line Items]
Valuation allowance, related to the international net operating loss carryforwards and other international deferred tax assets	$ 228
Net Operating loss carryforwards from international operations	160
Net Operating loss carryforwards from international operations expire in various years	117
U.S. federal net operating loss carryforwards which expire between 2021 and 2030	25
U.S. federal foreign tax credits which expire between 2015 and 2022	81
Decrease in the valuation allowance, related to the international net operating loss carryforwards and other international deferred tax assets	24
Unremitted earnings of foreign operations considered indefinitely reinvested	2,532
Capital Loss Carryforward [Member]
Valuation Allowance [Line Items]
Valuation allowance, related to the international net operating loss carryforwards and other international deferred tax assets	4
International [Member] | Valuation Allowance, Operating Loss Carryforwards [Member]
Valuation Allowance [Line Items]
Valuation allowance, related to the international net operating loss carryforwards and other international deferred tax assets	149
United States [Member]
Valuation Allowance [Line Items]
Valuation allowance, related to the international net operating loss carryforwards and other international deferred tax assets	$ 75

Income Taxes (Details 5) (USD $) In Millions, unless otherwise specified	11 Months Ended	12 Months Ended
	Feb. 02, 2013	Mar. 03, 2012	Feb. 26, 2011
Reconciliation of changes in unrecognized tax benefits
Balance at the beginning of the period	$ 387	$ 359	$ 393
Gross increases related to prior period tax positions	10	69	36
Gross decreases related to prior period tax positions	(22)	(35)	(90)
Gross increases related to current period tax positions	37	43	40
Settlements with taxing authorities	(10)	(20)	0
Lapse of statute of limitations	(19)	(29)	(20)
Balance at the end of the period	383	387	359
Unrecognized tax benefits that would impact the effective tax rate if recognized	231	239
Interest expense recognized as component of income tax expense	8
Penalties recognized as component of income tax expense	0	0
Accrued interest in income tax expense	$ 85	$ 79

Segment and Geographic Information (Details) (USD $) In Millions, unless otherwise specified	1 Months Ended		3 Months Ended								11 Months Ended		12 Months Ended
	Jan. 31, 2012	Jan. 31, 2011	Feb. 02, 2013	Nov. 03, 2012	Aug. 04, 2012	May 05, 2012	Mar. 03, 2012	Nov. 26, 2011	Aug. 27, 2011	May 28, 2011	Feb. 02, 2013	Jan. 28, 2012	Mar. 03, 2012	Feb. 26, 2011
Business segment information
Goodwill impairments											$ 822	$ 0	$ 0	$ 0
Total revenue			14,952	9,381	9,339	10,373	15,161	10,749	10,095	9,471	39,948	41,319	45,476	44,432
Operating income (loss)	(14)	(1)	(182)	2	88	264	1,231	309	384	276	(116)	1,898	2,200	2,280
Other income (expense)
Gain on sale of investments											0	55	55	0
Investment income and other											20	23	22	28
Interest expense											(100)	(101)	(111)	(61)
Earnings (loss) from continuing operations before income tax expense and equity in income of affiliates											(196)	1,875	2,166	2,247
Domestic [Member]
Business segment information
Operating income (loss)											734		1,964	2,210
International [Member]
Business segment information
Total revenue											6,605		7,861	7,362
Percentage of revenue, by revenue category (as a percent)			100.00%				100.00%				100.00%		100.00%	100.00%
Operating income (loss)											(850)		236	70
International [Member] | Consumer Electronics [Member]
Business segment information
Percentage of revenue, by revenue category (as a percent)			31.00%				34.00%				31.00%		34.00%	35.00%
International [Member] | Computing and Mobile Phones [Member]
Business segment information
Percentage of revenue, by revenue category (as a percent)			39.00%				36.00%				39.00%		36.00%	34.00%
International [Member] | Entertainment [Member]
Business segment information
Percentage of revenue, by revenue category (as a percent)			8.00%				8.00%				8.00%		8.00%	10.00%
International [Member] | Appliances [Member]
Business segment information
Percentage of revenue, by revenue category (as a percent)			17.00%				17.00%				17.00%		17.00%	16.00%
International [Member] | Services [Member]
Business segment information
Percentage of revenue, by revenue category (as a percent)			5.00%				5.00%				5.00%		5.00%	5.00%
Maximum [Member] | International [Member] | Other [Member]
Business segment information
Maximum percentage of revenue, by revenue category (as a percent)			1.00%				1.00%				1.00%		1.00%	1.00%
Scenario, Previously Reported [Member]
Business segment information
Goodwill impairments											822	1,207	1,207	0
Number of reportable segments											2
Other income (expense)
Total Assets			16,787				16,005				16,787		16,005	17,849
Total capital expenditures											705	709	766	744
Total depreciation											794	811	897	896
Scenario, Previously Reported [Member] | Domestic [Member]
Business segment information
Goodwill impairments											3		0	0
Total revenue											33,343		37,615	37,070
Percentage of revenue, by revenue category (as a percent)			100.00%				100.00%				100.00%		100.00%	100.00%
Other income (expense)
Total Assets			10,874				9,592				10,874		9,592	9,610
Total capital expenditures											488		488	481
Scenario, Previously Reported [Member] | Domestic [Member] | Consumer Electronics [Member]
Business segment information
Percentage of revenue, by revenue category (as a percent)			33.00%				36.00%				33.00%		36.00%	37.00%
Scenario, Previously Reported [Member] | Domestic [Member] | Computing and Mobile Phones [Member]
Business segment information
Percentage of revenue, by revenue category (as a percent)			44.00%				40.00%				44.00%		40.00%	37.00%
Scenario, Previously Reported [Member] | Domestic [Member] | Entertainment [Member]
Business segment information
Percentage of revenue, by revenue category (as a percent)			10.00%				12.00%				10.00%		12.00%	14.00%
Scenario, Previously Reported [Member] | Domestic [Member] | Appliances [Member]
Business segment information
Percentage of revenue, by revenue category (as a percent)			6.00%				5.00%				6.00%		5.00%	5.00%
Scenario, Previously Reported [Member] | Domestic [Member] | Services [Member]
Business segment information
Percentage of revenue, by revenue category (as a percent)			6.00%				6.00%				6.00%		6.00%	6.00%
Scenario, Previously Reported [Member] | Domestic [Member] | Other [Member]
Business segment information
Percentage of revenue, by revenue category (as a percent)			1.00%				1.00%				1.00%		1.00%	1.00%
Scenario, Previously Reported [Member] | International [Member]
Business segment information
Goodwill impairments											819		1,207	0
Other income (expense)
Total Assets			5,913				6,413				5,913		6,413	8,239
Total capital expenditures											217		278	263
Scenario, Previously Reported [Member] | Continuing Operations [Member]
Other income (expense)
Total depreciation											794		879	876
Scenario, Previously Reported [Member] | Continuing Operations [Member] | Domestic [Member]
Other income (expense)
Total depreciation											561		612	615
Scenario, Previously Reported [Member] | Continuing Operations [Member] | International [Member]
Other income (expense)
Total depreciation											$ 233		$ 267	$ 261

Segment and Geographic Information (Details 2) (USD $) In Millions, unless otherwise specified	3 Months Ended								11 Months Ended		12 Months Ended
	Feb. 02, 2013	Nov. 03, 2012	Aug. 04, 2012	May 05, 2012	Mar. 03, 2012	Nov. 26, 2011	Aug. 27, 2011	May 28, 2011	Feb. 02, 2013	Jan. 28, 2012	Mar. 03, 2012	Feb. 26, 2011
Geographic Areas, Revenues from External Customers [Abstract]
Total revenue	$ 14,952	$ 9,381	$ 9,339	$ 10,373	$ 15,161	$ 10,749	$ 10,095	$ 9,471	$ 39,948	$ 41,319	$ 45,476	$ 44,432
Europe [Member]
Geographic Areas, Revenues from External Customers [Abstract]
Total revenue									0		0	0
Canada [Member]
Geographic Areas, Revenues from External Customers [Abstract]
Total revenue												5,469
China [Member]
Geographic Areas, Revenues from External Customers [Abstract]
Total revenue									1,574
Other [Member]
Geographic Areas, Revenues from External Customers [Abstract]
Total revenue											157
Scenario, Previously Reported [Member]
Geographic Areas, Long-Lived Assets [Abstract]
Property, Plant and Equipment, Net	3,270				3,471				3,270		3,471	3,823
Scenario, Previously Reported [Member] | United States [Member]
Geographic Areas, Revenues from External Customers [Abstract]
Total revenue									33,343		37,615	37,070
Geographic Areas, Long-Lived Assets [Abstract]
Property, Plant and Equipment, Net	2,404				2,507				2,404		2,507	2,741
Scenario, Previously Reported [Member] | Europe [Member]
Geographic Areas, Long-Lived Assets [Abstract]
Property, Plant and Equipment, Net	352				352				352		352	438
Scenario, Previously Reported [Member] | Canada [Member]
Geographic Areas, Revenues from External Customers [Abstract]
Total revenue									4,818		5,635
Geographic Areas, Long-Lived Assets [Abstract]
Property, Plant and Equipment, Net	341				432				341		432	474
Scenario, Previously Reported [Member] | China [Member]
Geographic Areas, Revenues from External Customers [Abstract]
Total revenue											2,069	1,779
Geographic Areas, Long-Lived Assets [Abstract]
Property, Plant and Equipment, Net	142				161				142		161	147
Scenario, Previously Reported [Member] | Other [Member]
Geographic Areas, Revenues from External Customers [Abstract]
Total revenue									213			114
Geographic Areas, Long-Lived Assets [Abstract]
Property, Plant and Equipment, Net	$ 31				$ 19				$ 31		$ 19	$ 23

Contingencies and Commitments (Details) (Scenario, Previously Reported [Member], Employment Discrimination Action, USD $) In Millions, unless otherwise specified	1 Months Ended
	Dec. 31, 2012	Nov. 30, 2012
Scenario, Previously Reported [Member] | Employment Discrimination Action
Contingencies
Payment made to plaintiffs as per settlement terms	$ 5	$ 22
Amount of plaintiffs' attorneys' fees and costs reimbursed by the entity	$ 6

Contingencies and Commitments (Details 2) (Scenario, Previously Reported [Member], USD $) In Millions, unless otherwise specified	11 Months Ended
Feb. 02, 2013
Accenture Service Contract [Member]
Commitments [Line Items]
Long-term Future Contractual Obligations, Low End of the Range	$ 19
Long-term Future Contractual Obligations, High End of the Range	114
Outstanding letters of credit and bankers' acceptances [Member]
Commitments [Line Items]
Unrecorded Unconditional Purchase Obligation, Purchases	456
Capital Additions [Member]
Commitments [Line Items]
Unrecorded Unconditional Purchase Obligation, Purchases	31
Lease commitments for land and buildings [Member]
Commitments [Line Items]
Number of Future Locations	11
Minimum Rentals Period, Low End of the Range	5
Minimum Rentals Period, High End of the Range	10
Capital Leases, Future Minimum Payments Due, Annually	$ 2

Related Party Transactions (Details) (Scenario, Previously Reported [Member], USD $) In Millions, unless otherwise specified	11 Months Ended		12 Months Ended
	Feb. 02, 2013	Jan. 28, 2012	Mar. 03, 2012	Feb. 26, 2011
Related Party Transaction [Line Items]
Payment made to Carphone Warehouse for its share of the profit share agreement buy-out (see Note 3, Profit Share Buy-Out)	$ 0	$ 1,303	$ 1,303	$ 0
Discount from fair value of noncontrolling interests right to purchase joint venture within contract period, as a percent	10.00%
Carphone Warehouse Group plc [Member] | Best Buy Europe Distributions Limited [Member]
Related Party Transaction [Line Items]
Payment made to Carphone Warehouse for its share of the profit share agreement buy-out (see Note 3, Profit Share Buy-Out)	0		1,303	0
Revenue earned (primarily commission revenue and fees for information technology services provided to CPW and Carphone Warehouse)	0		0	6
SG&A incurred (primarily payroll-related costs and rent paid to CPW and Carphone Warehouse)	1		20	8
Interest expense incurred on credit facility with CPW and Carphone Warehouse as lender	0		1	1
Accounts payable to CPW and Carphone Warehouse at the end of the fiscal year	1		0	0
Accounts receivable from CPW and Carphone Warehouse at the end of the fiscal year	0		1	2
Balance outstanding on credit facility from CPW and Carphone Warehouse at the end of the fiscal year	$ 0		$ 0	$ 98

Supplementary Financial Information (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	1 Months Ended		3 Months Ended								11 Months Ended		12 Months Ended
	Jan. 31, 2012	Jan. 31, 2011	Feb. 02, 2013	Nov. 03, 2012	Aug. 04, 2012	May 05, 2012	Mar. 03, 2012	Nov. 26, 2011	Aug. 27, 2011	May 28, 2011	Feb. 02, 2013	Jan. 28, 2012	Mar. 03, 2012	Feb. 26, 2011
Quarterly Financial Information [Line Items]
Revenue			$ 14,952	$ 9,381	$ 9,339	$ 10,373	$ 15,161	$ 10,749	$ 10,095	$ 9,471	$ 39,948	$ 41,319	$ 45,476	$ 44,432
Comparable store sales % change (as a percent)			(1.40%)	(5.10%)	(3.30%)	(5.20%)	(2.20%)	0.80%	(2.80%)	(1.80%)	(1.70%)		(1.50%)
Gross profit	16	24	3,344	2,228	2,261	2,584	3,615	2,528	2,514	2,334	9,346	9,912	10,991	10,932
Operating income (loss)	(14)	(1)	(182)	2	88	264	1,231	309	384	276	(116)	1,898	2,200	2,280
Net earnings (loss) from continuing operations	(13)	0	(460)	(9)	31	169	806	230	228	160	(466)	1,217	1,424	1,465
Gain (loss) from discontinued operations, net of tax	(12)	(28)	81	10	(38)	(17)	(1,238)	(99)	(68)	3	46	(1,394)	(1,402)	(99)
Net earnings (loss) including noncontrolling interests	(25)	(28)	(379)	1	(7)	152	(432)	131	160	163	(420)	(177)	22	1,366
Net earnings (loss) attributable to Best Buy Co., Inc. shareholders	(14)	(33)	(409)	(10)	12	158	(1,698)	154	177	136	(441)	(1,425)	(1,231)	1,277
Diluted earnings (loss) per share
Continuing operations (in dollars per share)			$ (1.36)	$ (0.03)	$ 0.09	$ 0.49	$ 2.29	$ 0.63	$ 0.6	$ 0.4	$ (1.38)	$ 3.19	$ 3.81	$ 3.53
Discontinued operations (in dollars per share)			$ 0.15	$ 0	$ (0.05)	$ (0.03)	$ (7.1)	$ (0.21)	$ (0.13)	$ (0.05)	$ 0.08	$ (6.91)	$ (7.08)	$ (0.45)
Diluted (in dollars per share)			$ (1.21)	$ (0.03)	$ 0.04	$ 0.46	$ (4.81)	$ 0.42	$ 0.47	$ 0.35	$ (1.3)	$ (3.72)	$ (3.27)	$ 3.08
Months until inclusion in comparable store sales											14 months
Restructuring charges			169	34	91	127	25	22	1
Goodwill impairments											822	0	0	0
International [Member]
Quarterly Financial Information [Line Items]
Revenue											6,605		7,861	7,362
Operating income (loss)											(850)		236	70
Best Buy Europe [Member]
Diluted earnings (loss) per share
Profit share agreement, buy-out price							1,303						1,303
Continuing Operations [Member]
Diluted earnings (loss) per share
Restructuring charges											$ 415		$ 48